                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A                File No. 333-104654
                                                              File No. 811-21335

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No.                                             [ ]

     Post-Effective Amendment No.  3                                         [X]

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No.  6

                               OPTIMUM FUND TRUST
                          (formerly known as BOB Trust)
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                2005 Market Street, Philadelphia, Pennsylvania        19103-7094
                ----------------------------------------------        ----------
                   (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918
                                                                  --------------

  Richelle S. Maestro, Delaware Investments, 2005 Market Street, Philadelphia,
                                  PA 19103-7094
  ----------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              July 29, 2005

It is proposed that this filing will become effective:

[ ]  Immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a) (1)

[X]  on July 29, 2005 pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a) (2)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              - - - CONTENTS - - -

This Post-Effective Amendment No. 3 to Registration File No. 333-104654 includes the following:

1. Facing Page

2. Contents Page

3. Part A - Prospectuses

4. Part B - Statement of Additional Information

5. Part C - Other Information

6. Signatures

7. Exhibits

PROSPECTUS  JULY __, 2005


--------------------------------------------------------------------------------

      OPTIMUM LARGE CAP GROWTH FUND
      OPTIMUM LARGE CAP VALUE FUND
      OPTIMUM SMALL CAP GROWTH FUND
      OPTIMUM SMALL CAP VALUE FUND
      OPTIMUM INTERNATIONAL FUND
      OPTIMUM FIXED INCOME FUND

      INSTITUTIONAL CLASS

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

OPTIMUM FUND TRUST o 2005 MARKET STREET o PHILADELPHIA, PENNSYLVANIA 19103

Table of contents

What are the Funds' goals, strategies, and risks?                 page
Optimum Large Cap Growth Fund                                            3
Optimum Large Cap Value Fund                                             6
Optimum Small Cap Growth Fund                                            9
Optimum Small Cap Value Fund                                            12
Optimum International Fund                                              15
Optimum Fixed Income Fund                                               18

How have the Funds performed?                                     page  21

What are the Funds' fees and expenses?                            page  27

More information about the Funds' risks                           page  30

Disclosure of portfolio holdings information                      page  33

Who manages the Funds                                             page  34
Investment manager                                                      34
Sub-advisers and portfolio managers                                     34
Who's who?                                                              37

About your account                                                page  39
Investing in the Funds                                                  39
How to buy shares                                                       39

Fair valuation                                                          40

How to sell shares                                                      40
How to transfer shares                                                  41
Account minimums                                                        41
Exchanges                                                               41

Frequent trading of Fund shares                                         41

Dividends, distributions and taxes                                      43

Certain management considerations                                       44



Financial highlights                                              page  45

Appendix                                                          page  52

Profile: Optimum Large Cap Growth Fund

What is the Fund's goal?

The Large Cap Growth Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Growth Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected T. Rowe Price Associates, Inc. ("T. Rowe Price") and Marsico Capital Management, LLC ("Marsico Capital") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, T. Rowe Price mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In managing its portion of the Fund's assets, Marsico Capital uses a growth-oriented approach that combines "top-down" economic analysis with "bottom-up" stock selection. Under the "top-down" approach, Marsico Capital analyzes various macroeconomic and other factors (including interest rates, inflation, the regulatory environment, industry consolidation and economic trends) to identify sectors, industries and companies that appear likely to benefit from the overall trends Marsico Capital has observed. Under the "bottom-up" approach, Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In deciding whether to buy or sell specific investments, Marsico Capital focuses on a number of different attributes, which may include a company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (for example, a strong balance sheet, improving returns on equity, the ability to generate free cash flow, the apparent use of conservative accounting standards, and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

Derivatives Risk

The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk

Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk

Investments in fixed income securities may subject the Fund to the following risks:

      Credit Risk

      An issuer of a security may not be able to make interest and principal payments when due.

      Interest Rate Risk

      In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk

      "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk

The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk

The sub-advisers primarily use a particular style or set of styles - in this case "growth" styles - to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

      Growth Investing Risk

      "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. "Growth" stocks also tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Large Capitalization Companies Risk

Large capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence or heavy institutional selling.

Portfolio Management Risk

The sub-advisers' strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk

High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

Profile: Optimum Large Cap Value Fund

What is the Fund's goal?

The Large Cap Value Fund seeks long-term growth of capital. The Fund may also seek income.

What are the Fund's main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Massachusetts Financial Services Company ("MFS") and Morgan Stanley Investment Management Inc., doing business in certain instances (including in its role as a sub-adviser to the Fund) under the name Van Kampen ("Van Kampen"), to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, MFS seeks to achieve a gross yield that exceeds that of the Standard & Poor's 500 Index. MFS uses a "bottom-up" stock selection approach. This means that MFS selects securities based upon fundamental analysis of factors such as earnings, cash flows, competitive position, and management's abilities.

In managing its portion of the Fund's assets, Van Kampen uses a stock selection approach that focuses primarily on a security's potential for capital growth and income. Van Kampen looks for catalysts for change that may positively impact a company, such as new management, industry development, or regulatory change. The aim is to uncover these catalysts for change and then benefit from potential stock price appreciation of the change taking place at the company.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

Real Estate Industry Risk

Investments in REITs may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, as amended, and/or to maintain exemptions from the 1940 Act. To the extent that the Fund holds real estate directly, as a result of defaults, or receives rental income from its real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund may also be affected by interest rate changes, particularly if the real estate investment trusts hold in the Fund use floating rate debt to finance their ongoing operations.

Derivatives Risk

The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk

Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk

Investments in fixed income securities may subject the Fund to the following risks:

      Credit Risk

      An issuer of a security may not be able to make interest and principal payments when due.

      Interest Rate Risk

      In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk

      "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk

The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk

The sub-advisers primarily use a particular style or set of styles - in this case "value" styles - to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

      Value Investing Risk

      "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Large Capitalization Companies Risk

Large capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio Management Risk

The sub-advisers' strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk

High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

Profile: Optimum Small Cap Growth Fund

What is the Fund's goal?

The Small Cap Growth Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Growth Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small-capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Columbia Wanger Asset Management, L.P. ("Columbia WAM") and Oberweis Asset Management, Inc. ("OAM") to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, Columbia WAM typically looks for companies with: a strong business franchise that offers growth potential; products and services that give the company a competitive advantage; and/or a stock price that Columbia WAM believes is reasonable relative to the assets and earnings power of the company. Columbia WAM may identify what it believes are important economic, social or technological trends and try to identify companies it thinks will benefit from these trends. Columbia WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Columbia WAM compares growth potential, financial strength and fundamental value among companies.

In managing its portion of the Fund's assets, OAM seeks to invest in those companies it considers to have above-average long-term growth potential based on its analysis of eight factors. OAM considers or reviews the following factors and information as guidelines to identify such companies: extraordinarily rapid growth in revenue; extraordinarily rapid growth in pre-tax income; a reasonable price/earnings ratio in relation to the company's underlying growth rate; products or services that offer the opportunity for substantial future growth; favorable recent trends in revenue and earnings growth, ideally showing acceleration; reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins; the company's financial statements, particularly footnotes, to identify unusual items which may indicate future problems; and, high relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.

In response to market, economic, political or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

Derivatives Risk

The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk

Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk

Investments in fixed income securities may subject the Fund to the following risks:

      Credit Risk

      An issuer of a security may not be able to make interest and principal payments when due.

      Interest Rate Risk

      In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk

      "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk

The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk

The sub-adviser primarily uses a particular style - in this case, a "growth" style - to select investments for the Fund. This style may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

      Growth Investing Risk

      "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. "Growth" stocks also tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio Management Risk

The sub-adviser's strategies and its securities selections might fail to produce the intended result.

Portfolio Turnover Risk

High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

Small Capitalization Companies Risk

Risk is greater for investments in small capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

Profile: Optimum Small Cap Value Fund

What is the Fund's goal?

The Small Cap Value Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small-capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Hotchkis and Wiley Capital Management, LLC ("H&W") and the Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("Delafield") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, H&W employs a disciplined bottom-up, value-oriented investment style with an emphasis on internally generated fundamental research. The investment process is designed to expose the Fund to value factors that the sub-adviser believes will lead to attractive risk-adjusted returns.

In managing its portion of the Fund's assets, Delafield considers factors including the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the sub-adviser's analysis, the sub-adviser may invest in financially troubled companies if the sub-adviser believes that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow will be considered attractive. Securities will also be assessed upon their earning power, stated asset value, and off the balance sheet values. Delafield intends to invest in companies that are managed for the benefit of their shareholders and not by management that believes the most important measure of a company's success is its size.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

Derivatives Risk

The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk

Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk

Investments in fixed income securities may subject the Fund to the following risks:

      Credit Risk

      An issuer of a security may not be able to make interest and principal payments when due.

      Interest Rate Risk

      In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk

      "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk

The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk

The sub-advisers primarily use a particular style or set of styles - in this case "value" styles - to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

      Value Investing Risk

      "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio Management Risk

The sub-advisers' strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk

High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

Small Capitalization Companies Risk

Risk is greater for investments in small capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

Profile: Optimum International Fund

What is the Fund's goal?

The International Fund seeks long-term growth of capital. The Fund may also seek income.

What are the Fund's main investment strategies?

The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Mondrian Investment Partners Limited ("Mondrian") and Marsico Capital Management, LLC ("Marsico Capital") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, Mondrian uses a value-oriented approach that emphasizes individual stock selection. Mondrian conducts research on a global basis in an effort to identify securities that have the potential for long-term capital growth and income. The center of the research effort is a value-oriented dividend discount methodology for individual securities and market analysis that isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In deciding to buy or sell an investment, Mondrian also considers movement in the price of individual securities and the impact of currency adjustments on a US domiciled, dollar-based investor.

In managing its portion of the Fund's assets, Marsico Capital uses a growth-oriented approach that combines "top-down" economic analysis with "bottom-up" stock selection. Under the "top-down" approach, Marsico Capital analyzes various macroeconomic and other factors (including interest rates, inflation, the regulatory environment, industry consolidation and economic trends) to identify sectors, industries and companies that appear likely to benefit from the overall trends Marsico Capital has observed. Under the "bottom-up" approach, Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In deciding whether to buy or sell specific investments, Marsico Capital focuses on a number of different attributes, which may include a company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (for example, a strong balance sheet, improving returns on equity, the ability to generate free cash flow, the apparent use of conservative accounting standards, and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

Derivatives Risk

The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk

Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk

Investments in fixed income securities may subject the Fund to the following risks:

      Credit Risk

      An issuer of a security may not be able to make interest and principal payments when due.

      Interest Rate Risk

      In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk

The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio Management Risk

The sub-advisers' strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk

High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

Profile: Optimum Fixed Income Fund

What is the Fund's goal?

The Fixed Income Fund seeks a high level of income. The Fund may also seek growth of capital.

What are the Fund's main investment strategies? Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities. This policy may be changed only upon 60 days' prior notice to shareholders. The Fund focuses on securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.

The Fund invests primarily in investment grade fixed income securities (that is, those rated in the four highest rating categories by Standard & Poor's Ratings Service ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, determined by the Manager or a sub-adviser to be of comparable quality).

The Fund may also invest in high yield securities ("junk bonds") rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, determined by the Manager or a sub-adviser to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. In keeping with the Fund's goal, the Fund may also invest in futures, options, and other derivatives.

The Fund may purchase individual securities of any maturity but generally will maintain a dollar weighted average portfolio maturity of five to ten years. The Fund normally will have a duration that is comparable to that of the Lehman Brothers Aggregate Bond Index. Duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Deutsche Investment Management Americas Inc. ("DIMA Inc.") (doing business as Scudder Investments) to serve as the Fund's sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager also is responsible for the day-to-day investment management of a portion of the Fund's assets. The Manager may change the allocation at any time. The relative values of the Manager's and sub-adviser's share of the Fund's assets also may change over time. The Manager and each sub-adviser select investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, the Manager allocates investments principally among the following three sectors of the fixed income securities market: (1) the U.S. Investment Grade Sector, (2) the U.S. High Yield Sector, and (3) the International Sector. The Manager determines how much to allocate to each of these sectors based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In managing its portion of the Fund's assets, DIMA Inc. utilizes a core U.S. dollar fixed income strategy that seeks to add incremental returns to the Lehman Brothers Aggregate Bond Index. DIMA Inc. generally uses a "bottom-up" approach and focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts. In deciding whether to buy or sell individual securities, DIMA Inc. analyzes their values relative to the values of other similar securities based on a variety of factors, including creditworthiness, cash flow, and price.

In response to market, economic, political or other conditions, the Manager or a sub-adviser may temporarily use a different investment strategy for defensive purposes. If the Manager or a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

Derivatives Risk

The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Fixed Income Risk

Investments in fixed income securities may subject the Fund to the following risks:

      Credit Risk

      An issuer of a security may not be able to make interest and principal payments when due.

      Interest Rate Risk

      In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk

      "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Mortgage-Backed and Asset-Backed Securities Risk

This is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Foreign Risk

The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

      Issuer-Specific Risk

      The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Liquidity Risk

The Fund's investments in illiquid securities may reduce its return because it may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio Management Risk

The Manager's and the sub-advisers' strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk

High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

How have the Funds performed?

How has the Optimum Large Cap Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year and lifetime period. Optimum Large Cap Growth Fund commenced operations on ______________. The Fund's past performance is not necessarily an indication of how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Institutional Class)

--------------
          2004
--------------
          ___%
--------------

During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was ___% for the quarter ended ______________, 200_ and its lowest quarterly return was ____% for the quarter ended __________, 200_.

Average annual returns for periods ending 3/31/05

-------------------------------------------------------------------------------------
                                                              1 year      Lifetime**
-------------------------------------------------------------------------------------
Return before taxes                                            0.00%           0.00%
-------------------------------------------------------------------------------------
Return after taxes on distributions                            0.00%           0.00%
-------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    0.00%           0.00%
-------------------------------------------------------------------------------------
Russell 1000 Growth Index
  (reflects no deduction for fees, expenses or taxes)          0.00%           0.00%
-------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Russell 1000 Growth Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

How has the Optimum Large Cap Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year and lifetime period. Optimum Large Cap Value Fund commenced operations on ______________. The Fund's past performance is not necessarily an indication of how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Institutional Class)

--------------
          2004
--------------
          ___%
--------------

During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was ___% for the quarter ended ______________, 200_ and its lowest quarterly return was ____% for the quarter ended __________, 200_.

Average annual returns for periods ending 3/31/05

-------------------------------------------------------------------------------------------------
                                                                          1 year      Lifetime**
-------------------------------------------------------------------------------------------------
Return before taxes                                                        0.00%           0.00%
-------------------------------------------------------------------------------------------------
Return after taxes on distributions                                        0.00%           0.00%
-------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares                0.00%           0.00%
-------------------------------------------------------------------------------------------------
Russell 1000 Value Index
   (reflects no deduction for fees, expenses or taxes)                     0.00%           0.00%
-------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Russell 1000 Value Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

How has the Optimum Small Cap Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year and lifetime period. Optimum Small Cap Growth Fund commenced operations on ______________. The Fund's past performance is not necessarily an indication of how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Institutional Class)

--------------
          2004
--------------
          ___%
--------------

During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was ___% for the quarter ended ______________, 200_ and its lowest quarterly return was ____% for the quarter ended __________, 200_.

Average annual returns for periods ending 3/31/05

-------------------------------------------------------------------------------------------
                                                                     1 year     Lifetime**
-------------------------------------------------------------------------------------------
Return before taxes                                                   0.00%          0.00%
-------------------------------------------------------------------------------------------
Return after taxes on distributions                                   0.00%          0.00%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares           0.00%          0.00%
-------------------------------------------------------------------------------------------
Russell 2000 Growth Index
   (reflects no deduction for fees, expenses or taxes)                0.00%          0.00%
-------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Russell 2000 Growth Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

How has the Optimum Small Cap Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year and lifetime period. Optimum Small Cap Value Fund commenced operations on ______________. The Fund's past performance is not necessarily an indication of how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Institutional Class)

--------------
          2004
--------------
          ___%
--------------

During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was ___% for the quarter ended ______________, 200_ and its lowest quarterly return was ____% for the quarter ended __________, 200_.

Average annual returns for periods ending 3/31/05

-----------------------------------------------------------------------------------------------
                                                                         1 year     Lifetime**
-----------------------------------------------------------------------------------------------
Return before taxes                                                       0.00%          0.00%
-----------------------------------------------------------------------------------------------
Return after taxes on distributions                                       0.00%          0.00%
-----------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares               0.00%          0.00%
-----------------------------------------------------------------------------------------------
Russell 2000 Value Index
   (reflects no deduction for fees, expenses or taxes)                    0.00%          0.00%
-----------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Russell 2000 Value Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

How has the Optimum International Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year and lifetime period. Optimum International Fund commenced operations on ______________. The Fund's past performance is not necessarily an indication of how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Institutional Class)

--------------
          2004
--------------
          ___%
--------------

During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was ___% for the quarter ended ______________, 200_ and its lowest quarterly return was ____% for the quarter ended __________, 200_.

Average annual returns for periods ending 3/31/05

---------------------------------------------------------------------------------------------
                                                                        1 year    Lifetime**
---------------------------------------------------------------------------------------------
Return before taxes                                                      0.00%         0.00%
---------------------------------------------------------------------------------------------
Return after taxes on distributions                                      0.00%         0.00%
---------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares              0.00%         0.00%
---------------------------------------------------------------------------------------------
MSCI EAFE Index
   (reflects no deduction for fees, expenses or taxes)                   0.00%         0.00%
---------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the MSCI EAFE Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

How has the Optimum Fixed Income Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year and lifetime period. Optimum Fixed Income Fund commenced operations on ______________. The Fund's past performance is not necessarily an indication of how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Institutional Class)

--------------
          2004
--------------
         ----%
--------------

During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was ___% for the quarter ended ______________, 200_ and its lowest quarterly return was ____% for the quarter ended __________, 200_.

Average annual returns for periods ending 3/31/05

-----------------------------------------------------------------------------------------------
                                                                        1 year      Lifetime**
-----------------------------------------------------------------------------------------------
Return before taxes                                                      0.00%           0.00%
-----------------------------------------------------------------------------------------------
Return after taxes on distributions                                      0.00%           0.00%
-----------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares              0.00%           0.00%
-----------------------------------------------------------------------------------------------
Lehman Brothers Aggregatge Bond Index
   (reflects no deduction for fees, expenses or taxes)                   0.00%           0.00%
-----------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Aggregatge Bond Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

What are the Funds' fees and expenses?

The following tables describe the fees and expenses that you may pay when you buy and hold Institutional Class shares of the Funds.

Shareholder Fees (fees paid directly from your investment)(1)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)            None

Maximum contingent deferred sales charge (load) (as a percentage of original purchase
price or redemption proceeds, whichever is lower)                                               None

Sales charge (load) imposed on reinvested dividends and other distributions                     None

Redemption fee                                                                                  None

(1) You may pay fees charged in connection with certain activity in your brokerage account directly from your Fund investment. Please see your brokerage account materials for additional information.

Annual Operating Expenses (expenses that are deducted from class assets)

-----------------------------------------------------------------------------------------------------------
                                                                                           Institutional
Large Cap Growth Fund                                                                          Class
-----------------------------------------------------------------------------------------------------------
Management fee                                                                                  0.80%
Distribution and/or service (12b-1) fees                                                        None
Other expenses                                                                                   ___%
Total annual class operating expenses(1)                                                         ___%
Reimbursed expenses/waived fees                                                                 (___%)
Net annual class operating expenses                                                              ___%
-----------------------------------------------------------------------------------------------------------
Large Cap Value Fund
-----------------------------------------------------------------------------------------------------------
Management fee                                                                                  0.80%
Distribution and/or service (12b-1) fees                                                        None
Other expenses                                                                                   ___%
Total annual class operating expenses(1)                                                         ___%
Reimbursed expenses/waived fees                                                                 (___%)
Net annual class operating expenses                                                              ___%
-----------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
-----------------------------------------------------------------------------------------------------------
Management fee                                                                                  1.10%
Distribution and/or service (12b-1) fees                                                        None
Other expenses                                                                                   ___%
Total annual class operating expenses(1)                                                         ___%
Reimbursed expenses/waived fees                                                                 (___%)
Net annual class operating expenses                                                              ___%

-----------------------------------------------------------------------------------------------------------
                                                                                            Institutional
Small Cap Value Fund                                                                            Class
-----------------------------------------------------------------------------------------------------------
Management fee                                                                                  1.05%
Distribution and/or service (12b-1) fees                                                        None
Other expenses                                                                                   ___%
Total annual class operating expenses(1)                                                         ___%
Reimbursed expenses/waived fees                                                                 (___%)
Net annual class operating expenses                                                              ___%

-----------------------------------------------------------------------------------------------------------
International Fund
-----------------------------------------------------------------------------------------------------------
Management fee                                                                                  0.88%
Distribution and/or service (12b-1) fees                                                        None
Other expenses                                                                                   ___%
Total annual class operating expenses(1)                                                         ___%
Reimbursed expenses/waived fees                                                                 (___%)
Net annual class operating expenses                                                              ___%
-----------------------------------------------------------------------------------------------------------
Fixed Income Fund
-----------------------------------------------------------------------------------------------------------
Management fee                                                                                  0.68%
Distribution and/or service (12b-1) fees                                                        None
Other expenses                                                                                   ___%
Total annual class operating expenses(1)                                                         ___%
Reimbursed expenses/waived fees                                                                 (___%)
Net annual class operating expenses                                                              ___%

(1) The Manager has contractually agreed through August 1, 2006 to reimburse expenses and/or waive its management fees for Institutional Class of the Fund to the extent necessary to keep total annual operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of the class's average daily net assets, from exceeding the percentage shown under "Net annual class operating expenses." After August 1, 2006, the Manager may discontinue this expense reimbursement and/or fee waiver agreement.

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time periods shown.(1) This is an example only and does not represent future expenses, which may be higher or lower than those shown.

--------------------------------------------------------------------------------
                                                                  Institutional
Large Cap Growth Fund                                                 Class
--------------------------------------------------------------------------------
1 Year                                                                $___
3 Years                                                               $___
--------------------------------------------------------------------------------
Large Cap Value Fund
--------------------------------------------------------------------------------
1 Year                                                                $___
3 Years                                                               $___
--------------------------------------------------------------------------------
Small Cap Growth Fund
--------------------------------------------------------------------------------
1 Year                                                                $___
3 Years                                                               $___
--------------------------------------------------------------------------------
Small Cap Value Fund
--------------------------------------------------------------------------------
1 Year                                                                $___
3 Years                                                               $___
--------------------------------------------------------------------------------
International Fund
--------------------------------------------------------------------------------
1 Year                                                                $___
3 Years                                                               $___
--------------------------------------------------------------------------------
Fixed Income Fund
--------------------------------------------------------------------------------
1 Year                                                                $___
3 Years                                                               $___

(1) A Fund's actual rate of return may be higher or lower than the hypothetical 5% return used here. This example reflects the net operating expenses (with expense reimbursements and/or fee waivers) for the one-year contractual period, and the total operating expenses (without expense reimbursements and/or fee waivers) for years two through three.

More information about the Funds' risks

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks associated with that Fund.

The Funds have main investment strategies that come with inherent risks. Each Fund's main risks are identified in its Fund profile under the heading "What are the main risks of investing in the Fund?" and are described in more detail below. Also described below are additional risks to which each Fund may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated, each risk applies to all of the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

Convertible Securities Risk

The value of convertible securities fluctuates in relation to changes in interest rates and the value of the underlying common stock.

Counterparty Risk

This is the risk that a Fund may lose money because a party that the Manager contracts with to buy or sell securities fails to fulfill its side of the agreement.

Derivatives Risk

A derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of derivatives. A Fund's investments in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Fund's total return, and it is possible for a Fund's losses on a derivative to exceed its investment. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, interest rate or index. These types of transactions will be used for a number of reasons, including: to manage a Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities ("hedging"); and as a cash management tool. When a derivative security is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. However, a lack of correlation between the value of a derivative and the assets being hedged could render a Fund's hedging strategy unsuccessful and could result in losses. To the extent that a Fund uses a derivative security for purposes other than as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Equity Risk

Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

Fixed Income Risk

To the extent that a Fund invests a substantial amount of its assets in fixed income securities, the Fund may be subject to the following risks:

      Credit Risk

      It is possible that the issuer of a security will not be able to make interest and principal payments when due.

      Interest Rate Risk

      This is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk

      "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities. Lower rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. Fixed-income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.

      Mortgage-Backed and Asset-Backed Securities Risk

      This is the risk that the principal on mortgage- backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

Foreign Risk

A Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and default in foreign government securities. As a result of these factors, foreign securities markets may be less liquid and more volatile than U.S. markets and a Fund may experience difficulties and delays in converting foreign currencies back into U.S. dollars. Such events may cause the value of certain foreign securities to fluctuate widely and may make it difficult to accurately value foreign securities. In addition, the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase losses.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid and subject to greater price volatility.

Industry-Specific Risk

This is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond. A fund that concentrates its investments in a particular industry or individual security generally is subject to greater risks than a fund that is not concentrated.

Inflation Risk

This is the risk that the return from your investments will be less than the increase in the cost of living due to inflation, thus preventing you from reaching your financial goals.

Information Risk

This is the risk that key information about a security is inaccurate or unavailable.

Initial Public Offering Risk

The volume of initial public offerings ("IPOs") and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

Investment Style Risk

A sub-adviser may primarily use a particular style or set of styles - either "growth" or "value" styles - to select investments for a Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of a Fund's share price.

      Growth Investing Risk

      "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. These companies tend to invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

      Value Investing Risk

      "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A Fund could lose all of its investment in a company's securities.

Large Capitalization Companies Risk

Large capitalization companies tend to go in and out of favor based on market and economic conditions. Large capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that a Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Leverage Risk

This is the risk associated with securities or practices (for example, borrowing) that multiply small price movements into large changes in value.

Liquidity Risk

A Fund's investment in illiquid securities may reduce the return of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence or heavy institutional selling.

Multiple Sub-Adviser Risk

Each Fund employs multiple sub-advisers, each of which independently chooses and maintains a portfolio of securities for the Fund and is responsible for investing a specific allocated portion of the Fund's assets. The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when a sub-adviser to another portion deems it appropriate to dispose of the securities from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other sub-adviser believes continued exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each sub-adviser directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other sub-adviser, a Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund.

Opportunity Risk

This is the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Over-the-Counter Risk

Over-the-counter ("OTC") transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets, or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The prices of these stocks may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in buying and selling these stocks at prevailing market prices.

Political Risk

This is the risk of losses directly attributable to government or political actions.

Portfolio Management Risk

The sub-advisers' (and, in the case of the Fixed Income Fund, the Manager's) strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk

The Funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a Fund's distributions may have on shareholders. A Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Fund, which may result in higher Fund expenses and could reduce investment returns. The sale of Fund securities may result in the recognition of capital gain or loss, which can create adverse tax results for shareholders.

Small Capitalization Companies Risk

Risk is greater for investments in small capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Their managements may lack depth and experience. Smaller companies also may have narrower product lines and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Investments in small-capitalization companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates. Many small-capitalization stocks trade less frequently and in smaller volume than exchange-listed stocks. Some small capitalization companies may be unseasoned companies that have been in operation less than three years, including operation of any predecessors. Their securities may have limited liquidity and their prices may be very volatile.

Valuation Risk

This is the risk that a Fund has valued securities at a price that is higher than the price the Fund could obtain if it sold the securities.

--------------------------------------------------------------------------------
Disclosure of portfolio holdings information
--------------------------------------------------------------------------------

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information.

Who manages the Funds

Investment manager

Each Fund is managed by Delaware Management Company (the "Manager"), located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. The Manager together with its predecessors have been managing mutual funds since 1938. As of March 31, 2005, the Manager and its affiliates had more than $100 billion in assets under management.

As the Funds' investment manager, the Manager has overall responsibility for the general management of the Trust and the Funds, which includes selecting the Funds' sub-advisers and monitoring each Fund and sub-adviser to ensure that investment activities remain consistent with a Fund's investment objective. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which Fund performance is measured. The Manager has hired Linsco/Private Ledger Corp., a registered broker-dealer and investment adviser, as a consultant to assist with this process.

For these services, each Fund pays the Manager a fee based on the Fund's average net assets. Large Cap Growth Fund and Large Cap Value Fund each pays a management fee at an annual rate of 0.80% of its average net assets. Small Cap Growth Fund pays a management fee at an annual rate of 1.10% of its average net assets. Small Cap Value Fund pays a management fee at an annual rate of 1.05% of its average net assets. International Fund pays a management fee at an annual rate of 0.875% of its average net assets. Fixed Income Fund pays a management fee at an annual rate of 0.70% of its average net assets. Each Fund's (except the Small Cap Growth Fund's) management fee, as a percentage of net assets, declines as assets increase above designated levels. The Manager pays the consulting fees out of its assets at an annual rate of 0.25% of each Fund's average net assets.

Sub-advisers and portfolio managers

Each Fund's investments are selected by one or more sub-advisers. The following identifies and describes each Fund's sub-advisers, identifies each Fund's portfolio managers, and describes each portfolio manager's business experience. Each sub-adviser is paid by the Manager.

Large Cap Growth Fund

Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, was organized in 1997 as a registered investment advisor. Marsico Capital provides investment management services to other mutual funds, institutional accounts and, as of March 31, 2005, had approximately $___ billion under management. Marsico Capital has held its Fund responsibilities since the Fund's inception.

Thomas F. Marsico, the Chief Executive Officer of Marsico Capital is primarily responsible for the day-to-day management of Marsico Capital's share of the Fund's assets. Mr. Marsico has more than 20 years of experience as a securities analyst and portfolio manager. Prior to forming Marsico Capital, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (the Fund's inception date) through August 11, 1997. They have held their Fund responsibilities since the Fund's inception.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 and manages institutional investment portfolios and mutual funds. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., which is a publicly-traded financial services holding company. As of March 31, 2005, T. Rowe Price had approximately $___ billion in assets under management. T. Rowe Price has held its Fund responsibilities since the Fund's inception.

Robert W. Smith, a Vice President with T. Rowe Price, is primarily responsible for the day-to-day management of T. Rowe Price's share of the Fund's assets. Mr. Smith is Chairman of T. Rowe Price's Investment Advisory Committee which develops and executes the Fund's investment program. Mr. Smith joined T. Rowe Price in 1992 and has been managing investments since 1987. He has held his Fund responsibilities since the Fund's inception.

Large Cap Value Fund

Morgan Stanley Investment Management Inc., doing business in certain instances (including in its role as a sub-adviser to the Fund) under the name Van Kampen ("Van Kampen"), located at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. As of March 31, 2005, Van Kampen and its affiliated asset management companies managed approximately $420 billion in assets under management. Van Kampen has held its Fund responsibilities since the Fund's inception.

A portion of the Fund's portfolio is managed within Van Kampen's Equity Income team. Current members of the team include James Gilligan, a Managing Director of Van Kampen, James Roeder, an Executive Director of Van Kampen, Sergio Marcheli, Thomas Bastian, and Vince Vizachero, Vice Presidents of Van Kampen.

James Gilligan, who is the Fund's lead portfolio manager, has worked for Van Kampen since 1985 and has managed the Fund since its inception. James Roeder has worked for Van Kampen since 1999 and has managed the Fund since its inception. Sergio Marcheli has worked for Van Kampen since 2003 and has managed the Fund since its inception. Prior to that, he was a portfolio specialist at Van Kampen. Thomas Bastian has worked for Van Kampen since 2003 has managed the Fund since its inception. Prior to that, he was a portfolio manager at Eagle Asset Management. Vince Vizachero has worked for Van Kampen since 2001 and has managed the Fund since its inception. Prior to 2001, he was an analyst at Fidelity.

Each member is responsible for specific sectors, with the exception of Sergio Marcheli. All team members are responsible for the day-to-day management of the Fund and Jim Gilligan is responsible for the execution of the overall strategy of the Fund.

The composition of the team may change without notice from time to time.

Massachusetts Financial Services Company ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116, is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. As of March 31, 2005, MFS had over $___ billion in assets under management. MFS has held its Fund responsibilities since the Fund's inception.

Steven R. Gorham, Senior Vice President has primary responsibility for the day-to-day management of MFS's share of the Fund's assets. Mr. Gorham has been employed in the MFS investment management area since 1992 and has held his Fund responsibilities since the Fund's inception.

Small Cap Growth Fund

Columbia Wanger Asset Management, L.P. ("Columbia WAM"), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, and its predecessor have managed mutual funds since 1992. As of March 31, 2005, Columbia WAM had over $___ billion in assets under management. Columbia WAM has held its Fund responsibilities since the Fund's inception.

Robert A. Mohn, a Portfolio Manager with Columbia WAM, is primarily responsible for the day-to-day management of Columbia WAM's share of the Fund's assets. Mr. Mohn has been a member of the domestic analytical team at Columbia WAM and its predecessor since 1992 and has been a portfolio manager since 1996. He has held his Fund responsibilities since the Fund's inception.

Oberweis Asset Management, Inc. ("OAM"), located at 951 Ice Cream Dr., Suite 200, North Aurora, Illinois 60542 was founded in 1989 and manages mutual fund and private accounts. As of March 31, 2005, OAM and its affiliates had over $___ million in assets under management. OAM has held its Fund responsibilities since April 1, 2004.

James W. Oberweis, CFA, is President and Portfolio Manager with OAM, is primarily responsible for the day-to-day management of OAM's share of the Fund's assets. Mr. Oberweis has been a member of the portfolio management team at OAM since 1996. He has held his Fund responsibilities since April 1, 2004.

Small Cap Value Fund

Hotchkis and Wiley Capital Management, LLC ("H&W"), located at 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, was founded in 1980 and manages institutional and private accounts and mutual funds. As of March 31, 2005, H&W had over $__ billion in assets under management. H&W has held its Fund responsibilities since the Fund's inception.

Jim Miles and David Green, each a Principal of H&W, are primarily responsible for the day-to-day management of H&W's share of the Fund's assets. Messrs. Miles and Green joined H&W in 1995 and 1997, respectively. They have held their Fund responsibilities since the Fund's inception.

The Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("Delafield"), located at 600 Fifth Avenue, New York, New York 10020, has been in the asset management business since 1970. As of March 31, 2005, Delafield had over $___ billion in assets under management. Delafield has held its Fund responsibilities since the Fund's inception.

J. Dennis Delafield and Vincent Sellecchia are primarily responsible for the day-to-day management of Delafield's share of the Fund's assets. Messrs. Delafield and Sellecchia are Managing Directors of Reich & Tang Capital Management Group, a division of Delafield. They have been associated with Delafield since 1991 and have held their Fund responsibilities since the Fund's inception.

International Fund

Mondrian Investment Partners Limited ("Mondrian"), located at 80 Cheapside, 3rd Floor, London, England EC2V 6EE, has been in the global asset management business since 1990. As of March 31, 2005, Mondrian had over $___ billion in assets under management. Mondrian has held its Fund responsibilities since the Fund's inception.

Emma Lewis, Hugh Sergeant and Fiona A. Barwick are primarily responsible for the day-to-day management of Mondrian's share of the Fund's assets. Ms. Lewis is a Senior Portfolio Manager and has been with Mondrian since 1995. Mr. Sergeant is a Senior Portfolio Manager and has been with Mondrian since [__]. Ms. Barwick is a Senior Portfolio Manager and has been with Mondrian since 1993. [They have held their Fund responsibilities since the Fund's inception.]

Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, was organized in 1997 as a registered investment advisor. Marsico Capital provides investment management services to other mutual funds, institutional accounts and, as of March 31, 2005, had approximately $___ billion under management. Marsico Capital has held its Fund responsibilities since the Fund's inception.

James G. Gendelman, a Portfolio Manager and Senior Analyst with Marsico Capital, is primarily responsible for the day-to-day management of Marsico Capital's share of the Fund's assets. Prior to joining Marsico Capital in May 2000 as a portfolio manager, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co. He has held his Fund responsibilities since the Fund's inception.

Fixed Income Fund

Paul Grillo, Timothy L. Rabe and Philip R. Perkins are primarily responsible for the day-to-day management of the Manager's share of the Fund's assets. Mr. Grillo is a Senior Vice President and Senior Portfolio Manager and has been with Delaware Investments since 1993. Mr. Rabe is a Senior Vice President and Senior Portfolio Manager and has been with Delaware Investments since 2000. Prior to joining Delaware Investments, Mr. Rabe was a high-yield portfolio manager for Conseco Capital Management. Mr. Perkins is a Senior Vice President and Senior Portfolio Manager and has been with Delaware Investments since 2003. Prior to joining Delaware Investments, Mr. Perkins was Managing Director of the Emerging Markets Division of Global Markets for Deutsche Bank. Messrs. Grillo and Rabe have held their Fund responsibilities since the Fund's inception, and Mr. Perkins assumed responsibilities on September 1, 2004.

When making investment decisions for the Fund Messrs. Grillo, Rabe and Perkins consult with Ryan K. Brist and Stephen R. Cianci. Mr. Brist is a Managing Director of Fixed Income and has been with Delaware Investments since 2000. Mr. Cianci is a Senior Portfolio Manager and has been with Delaware Investments since 1992. Mr. Brist assumed his Fund responsibilities on September 1, 2004, and Mr. Cianci has held his Fund responsibilities since the Fund's inception.

Deutsche Investment Management Americas Inc. ("DIMA Inc.") (doing business as Scudder Investments), located at 345 Park Avenue, New York, New York 10154, provides a full range of investment advisory services to institutional and retail clients. As of March 31, 2005, DIMA Inc. had over $___ billion in assets under management. DIMA Inc. has held its Fund responsibilities since the Fund's inception.

A team of portfolio managers, led by Gary Bartlett, is primarily responsible for the day-to-day management of DIMA Inc.'s share of the Fund's assets. Mr. Bartlett is a Managing Director of DIMA Inc. and joined the firm in 1991. Mr. Bartlett and his team have held their Fund responsibilities since the Fund's inception.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Who's who?

The following describes the various organizations involved with managing, administering and servicing the Funds.

Board of Trustees

A mutual fund is governed by a Board of Trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Funds rely on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Funds to be comprised of a majority of such independent Trustees. These independent fund Trustees, in particular, are advocates for shareholder interests.

Investment manager and Sub-advisers

An investment manager is a company with overall responsibility for the management of a fund's assets. A sub-adviser is a company generally responsible for the day-to-day management of the fund's assets or some portion thereof. The sub-adviser is selected and supervised by the investment manager. The investment manager or the sub-adviser, as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in a mutual fund's prospectus. The investment manager or the sub-adviser, as the case may be, places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. A written contract between the investment manager and the sub-adviser specifies the services the sub-adviser performs. The manager and the sub-adviser are subject to numerous legal restrictions, especially regarding transactions with the funds they advise. Delaware Management Company serves as the Funds' manager. The Funds' sub-advisers are identified under the heading "Who manages the Funds?".

The Trust has applied for an exemptive order from the SEC ("Multi-Manager Order") that would permit the Manager, subject to certain conditions, to enter into sub-advisory agreements with sub-advisers approved by the Trustees, but without the requirement of shareholder approval. If the Trust obtains the Multi-Manager Order, the Manager will be able, subject to the approval of the Trustees, but without shareholder approval, to employ new sub-advisers for new or existing funds, change the terms of particular sub-advisory agreements or continue the employment of existing sub-advisers after events that under the 1940 Act and the sub-advisory agreements would cause an automatic termination of the agreement. However, the Manager will not be able to enter into a sub-advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the sub-advisory agreement with the Affiliated Adviser, including compensation thereunder, is approved by the affected Fund's shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed fund, the fund's initial shareholder. Although shareholder approval would not be required for the termination of sub-advisory agreements, shareholders of a Fund would continue to have the right to terminate such agreements for the Fund at any time by a vote of a majority of outstanding voting securities of the Fund. In employing a multi-manager approach, an investment manager may hire consultants to assist with its duties. The Manager has hired Linsco/Private Ledger Corp., a registered broker-dealer and investment adviser, as a consultant to assist with this process.

Portfolio managers

Portfolio managers are employed by the investment manager and/or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis. The Funds' portfolio managers are identified under the heading "Who manages the Funds?".

Custodian

Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets. JPMorgan Chase Bank serves as the Funds' custodian.

Distributor

Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDRsm) rules governing mutual fund sales practices. Delaware Distributors, L.P. serves as the Funds' distributor. Shares of the Funds may be purchased only through a securities dealer or other financial intermediary that has entered into an agreement with the Funds' distributor (a "participating securities dealer or other financial intermediary"), including Linsco/Private Ledger Corp.

Financial intermediary wholesaler

Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. is primarily responsible for promoting the sale of Fund shares through participating securities dealers or other financial intermediaries.

Service agent

Mutual fund companies employ one or more service agents to provide transfer agency, shareholder, accounting, and administrative services. Transfer agents maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Shareholder service agents provide customer service to shareholders. Fund accountants price portfolio holdings and calculate fund net asset values. Fund administrators provide various administrative services such as coordinating service provider relationships, contract renewals and Board meetings. Delaware Service Company, Inc. serves as the Funds' service agent. Linsco/Private Ledger Corp. serves as, and other participating securities dealers or other financial intermediaries may also serve as, the Funds' sub-service agent with respect to Fund shares they have sold.

Securities dealers and other financial intermediaries

Securities dealers and other financial intermediaries provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Participating securities dealers or other financial intermediaries are compensated for their services, generally through sales commissions, and through 12b-1 distribution and/or service fees deducted from a Fund's assets.

Shareholders

Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Funds

Institutional Class shares of the Funds may be purchased only through a participating securities dealer or other financial intermediary.

Institutional Class shares are available for purchase only by the following:

      o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

      o tax-exempt employee benefit plans of the Funds' Manager or its affiliates and of a participating securities dealer or other financial intermediary;

      o institutional advisory accounts of the Funds' Manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

      o discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates;

      o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; or

      o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes. Use of Institutional Class shares is restricted to advisers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from advisory clients.

How to buy shares

Through your financial intermediary [GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Your participating securities dealer or other financial intermediary can handle all the details of purchasing shares, including opening an account. Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange [GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

You may also purchase shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary. Your participating securities dealer or other financial intermediary may have different account and investment requirements.

There are no minimum purchase requirements for Institutional Class, but certain eligibility requirements, as described above, must be satisfied.

Certificates representing shares purchased are not issued.

The price to buy shares is the net asset value per share ("NAV"). The price of your shares is based on the next calculation of NAV after your order is placed. For your purchase order to be priced at the NAV on the day of your order, you must submit your order to your participating securities dealer or other financial intermediary prior to that day's close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). Your participating securities dealer or other financial intermediary is responsible for making sure that your order is promptly sent to the Fund. Any purchase order placed after the close of regular trading on the New York Stock Exchange will be priced at the NAV at the close of regular trading on the next business day. A Fund may reject any order to buy shares and may suspend the sale of shares at any time.

We determine each Fund's NAV at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the NAV.

Securities listed on a U.S. securities exchange for which market quotations are available are normally valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted domestic equity securities are normally valued at the last sale price as of the close of the New York Stock Exchange. Domestic equity securities traded over-the-counter and domestic equity securities that are not traded on the valuation date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

Securities listed on a foreign exchange are generally valued at the last quoted sales price at the close of the exchange on which the security is primarily traded or at the last quoted sales price available at the time when net assets are valued. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange, as provided by an independent pricing service. Foreign securities may trade on weekends or other days when a Fund does not price its shares. While the value of a Fund's assets may change on these days, you will not be able to purchase or redeem Fund shares.

U.S. Government securities are normally priced at the mean of the bid and asked price. Corporate bonds and other fixed-income securities are generally valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

For other assets and securities for which quotations are determined to be not readily available (possibly including restricted securities) we use methods approved by the Funds' Board of Trustees that are designed to price securities at their fair market value.

Fair valuation

Each Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the investment manager, which operates under the policies and procedures approved by the Board, to value a Fund's assets on behalf of each Fund. The Pricing Committee values Fund assets as described above.

How to sell shares

Through your financial intermediary [GRAPHIC OMITTED: ILLUSTRATION OF A PERSON] Your participating securities dealer or other financial intermediary can handle all the details of redeeming your shares. Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange [GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

You may also redeem shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

The price to sell shares is the NAV. The price of your shares is based on the next calculation of NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your participating securities dealer or other financial intermediary prior to that day's close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). Your participating securities dealer or other financial intermediary is responsible for making sure that your redemption request is promptly sent to the Fund. Any redemption request placed after the close of regular trading on the New York Stock Exchange will be priced at the NAV at the close of regular trading on the next business day. A Fund may reject an order to sell shares under certain circumstances.

How to transfer shares

You may transfer your Fund shares only to another participating securities dealer or other financial intermediary. All future trading of these assets must be coordinated by the receiving firm. You may not transfer your Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the distributor. In this case, you must either transfer your shares to an account with the Funds' service agent (contact Delaware Service Company, Inc. at (800) 914-0278 for information), or sell your shares and pay any applicable deferred sales charge. Certain shareholder services may not be available for the transferred shares. If you hold Fund shares directly with the Funds' service agent, you may purchase, only through dividend reinvestment, additional shares of only those Funds previously owned before the transfer.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 the Fund may redeem the shares in your account after 60 days' written notice to you. Under certain circumstances, the account minimums may be waived; please see the Statement of Additional Information.

Exchanges

You can exchange all or part of your shares of one Fund for shares of the same class of another Fund. If you exchange shares to a Fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. You may not exchange your shares for Class B or Class C shares of the Funds. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

Short-term or excessive trading into or out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if, in Fund management's opinion, the transaction is deemed harmful to the Fund's other shareholders or would disrupt the management of the Fund.

Frequent trading of Fund shares

Each Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to each Fund and its shareholders, such as market timing. Each Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. Each Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use a Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of a Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of a Fund and its agents to detect market timing in Fund shares, there is no guarantee that a Fund will be able to identify these shareholders or curtail their trading practices. In particular, a Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

Dividends, distributions and taxes

Each of the Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fixed Income Fund expects to declare and distribute dividends quarterly. Each Fund will distribute net capital gains, if any, at least annually and may distribute net capital gains twice a year.

We automatically reinvest all dividends and capital gains, unless we receive other instructions.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The tax rate on capital gains less than the tax rate on ordinary income.

You also may be subject to state and local taxes on distributions. Tax laws are subject to change, so we urge you to consult you tax advisor about your particular tax situation and how it might be affected by current tax law.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Investments by fund of funds and investment vehicles that operate similarly to funds of funds

The Fund accepts investments from funds of funds, including those within Delaware Investments family, and investment vehicles that operate similarly to funds of funds, such as 529 plans. A "529 Plan" is a college savings program that operates under section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The investment manager will monitor transactions by the funds of funds and/or similar investment vehicles and will attempt to minimize any adverse effects on the Fund and funds of funds and/or similar investment vehicle as a result of these transactions.

Financial highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

----------------------------------------------------------------------------------------------------------------
                                                                                         Institutional Class
                                                                                      --------------------------
                                                                                       Year ended
Optimum Large Cap Growth Fund                                                                3/31      8/1/03(1)
                                                                                      -----------          to
                                                                                             2004     3/31/04
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
----------------------------------------------------------------------------------------------------------------
Net investment loss(2)
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currencies
----------------------------------------------------------------------------------------------------------------
Total from investment operations
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Net asset value, end of period
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Total return(3)
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation
----------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
----------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation
----------------------------------------------------------------------------------------------------------------
Portfolio turnover
----------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

-----------------------------------------------------------------------------------------------------------------------
                                                                                                Institutional Class
                                                                                          -----------------------------
                                                                                            Year ended
Optimum Large Cap Value Fund                                                                      3/31        8/1/03(1)
                                                                                          ------------            to
                                                                                                  2004       3/31/04
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
-----------------------------------------------------------------------------------------------------------------------
Net investment income(2)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currencies
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Less dividends and distributions from:
-----------------------------------------------------------------------------------------------------------------------
Net investment income
-----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Total return(3)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover
-----------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

---------------------------------------------------------------------------------------------------------------------
Optimum Small Cap Growth Fund                                                                 Institutional Class
                                                                                        -----------------------------
                                                                                           Year ended
                                                                                                 3/31       8/1/03(1)
                                                                                        -------------           to
                                                                                                 2004      3/31/04
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------
Net investment loss(2)
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments
---------------------------------------------------------------------------------------------------------------------
Total from investment operations
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Total return(3)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover
---------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Institutional Class
                                                                                                    ------------------------------
                                                                                                     Year ended
Optimum Small Cap Value Fund                                                                               3/31         8/1/03(1)
                                                                                                    -----------             to
                                                                                                           2004        3/31/04
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
----------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions from:
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Total return(3)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid indirectly
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
----------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Institutional Class
                                                                                                    ----------------------------
                                                                                                     Year ended
Optimum International Fund                                                                                 3/31        8/1/03(1)
                                                                                                    -----------            to
                                                                                                           2004       3/31/04
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currencies
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions from:
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Total return(3)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid indirectly
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
--------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Institutional Class
                                                                                                     ----------------------------
                                                                                                       Year ended
Optimum Fixed Income Fund                                                                                    3/31       8/1/03(1)
                                                                                                     ------------           to
                                                                                                             2004      3/31/04
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currencies
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions from:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total return(3)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid indirectly
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
---------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

How to read the Financial highlights

Net investment income (loss)

Net investment income (loss) includes dividend and interest income earned from the Fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be under "Less dividends and distributions from - Net realized gain on investments."

Net asset value (NAV)

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets

Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets

The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets

We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover

This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. High turnover can result in increased transaction costs and tax liability for investors and may affect the Fund's performance.

--------------------------------------------------------------------------------
APPENDIX: SUB-ADVISERS' PAST PERFORMANCE
--------------------------------------------------------------------------------

This Appendix provides additional information about the past performance of the sub-advisers that the Manager has selected to advise a portion of each Fund. For each sub-adviser, this Appendix presents past performance information for all mutual funds and accounts (the "Composite"), unless otherwise noted, that the sub-adviser manages or sub-advises with substantially similar investment objectives, policies and strategies as the portion of the Optimum Fund that the sub-adviser advises.

The past performance of each Composite has been calculated net of fees and expenses as described in the notes for each Sub-Adviser's performance. The total operating fees and expenses of a Composite may be lower than the total operating expenses of the corresponding Optimum Fund, in which case the Composite performance shown would have been lower had the total operating expense of its corresponding Optimum Fund been used to compute the comparable Composite performance.

The Manager requires the sub-advisers to present to the Manager the Composite performance of all substantially similar managed accounts and mutual funds to help ensure that the sub-adviser is showing the performance of all such managed accounts and mutual funds, and not just its best performing managed accounts and mutual funds. The Manager has requested that each sub-adviser make certain representations concerning the appropriate presentation and calculation of Composite Performance.

The Composite Performance of the sub-advisers is no guarantee of future results in managing an Optimum Fund or portion thereof. Please note the following cautionary guidelines in reviewing this Appendix:

      o Performance figures are not the performance of the Optimum Funds. The performance shown for the sub-advisers is not the performance of any Optimum Fund or portion thereof and is not an indication of how the Fund or portion thereof would have performed in the past or will perform in the future. Each Optimum Fund's performance in the future will be different from the Composite performance of the sub-advisers due to factors such as differences in the cash flows into and out of the funds and advisory accounts included in the Composites, and different fees, expenses, performance calculation methods, and portfolio sizes and composition. In particular, Composite performance is not necessarily an indication of how any Optimum Fund will perform, as the accounts comprising the Composite may not be subject to investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, can have a negative impact on performance.

      o Most Optimum Funds have more than one sub-adviser. Each sub-adviser, except the sub-adviser to the Small Cap Growth Fund, advises only a portion of an Optimum Fund's assets. As a result, the future performance of each sub-adviser will affect the performance of an Optimum Fund only with respect to the percentage of the Fund's assets that it advises. Furthermore, the proportion of an Optimum Fund's assets that the Manager initially allocates to each sub-adviser may change over time because (1) the Manager can change the percentage of a Fund's assets allocated to a sub-adviser at any time, and (2) the assets under management by any sub-adviser will increase or decrease depending upon the performance and market value of those sub-advised assets. Initially, the Manager expects to allocate a Fund's assets approximately equally to each of the Fund's sub-advisers. You should consider the Manager's discretion to change the asset allocation among sub-advisers and the Funds' ability to change sub-advisers and alter the number of sub-advisers when reviewing the Composite Performance.

      o Sub-adviser and benchmark performance are averages for the periods shown. The information below shows average annual total rates of return for the periods indicated, but does not reflect the volatility that may occur within a given period.

The following tables provide average annual total returns for the periods ended March 31, 2004.

LARGE CAP GROWTH

---------------------------------------------------------------------------------------------------------------
                                           T. Rowe Price Associates, Inc.
---------------------------------------------------------------------------------------------------------------
                                                                                          Since
                                                                                           Fund       Inception
                                       1 Year     3 Years     5 Years     10 Years       Inception       Date
---------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock                                                                            9/30/02
Fund - R Class
---------------------------------------------------------------------------------------------------------------

S&P 500 Stock Index                                                                                        --
---------------------------------------------------------------------------------------------------------------

Russell 1000 Growth Index                                                                                  --
---------------------------------------------------------------------------------------------------------------

The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe") is for the T. Rowe Price Growth Stock Fund, which is managed substantially similarly to the Fund and which T. Rowe believes is the most appropriate measure of its investment record. Performance for the T. Rowe Price Growth Stock Fund has been calculated in accordance with the requirements of the SEC. The T. Rowe Price Growth Stock Fund is a no-load mutual fund, and as such, does not have a sales charge. The T. Rowe Price R Classes incepted on September 30, 2002 and has the highest level of operating expenses of the Fund's share classes. The R Class shares the portfolio of the existing retail fund (the T. Rowe Price Growth Stock Fund). The total return figures have been calculated using the performance data of the retail Investor Class of the T. Rowe Price Growth Stock Fund up to the inception date of the R Class, and the actual performance results of the R Class since that date. The "inception date" shown in the above table is the date on which the retail fund started operations. For the similar periods the performance of the Investor Class of the retail fund was 35.41%, 2.86%, 2.05% and 11.85% and for the period since inception, 11.22%. The performance results of the Investor Class have not been adjusted to reflect the 12b-1 fee associated with the R Class. Had this fee been included, the performance would have been lower.

----------------------------------------------------------------------------------------------------------------
                                            Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                          Fund       Inception
                                       1 Year     3 Years      5 Years      10 Years    Inception       Date
----------------------------------------------------------------------------------------------------------------
Marsico Composite (Marsico                                                                            12/31/97
Growth Fund)
----------------------------------------------------------------------------------------------------------------

S&P 500 Stock Index                                                                                         --
----------------------------------------------------------------------------------------------------------------

Russell 1000 Growth Index                                                                                   --
----------------------------------------------------------------------------------------------------------------

The Marsico Composite as calculated by Marsico Capital Management, LLC ("Marsico") includes Marsico's sole proprietary mutual funds managed exclusively by Marsico in an investment style substantially similar to the Fund's investment style. Other accounts, including other sub-advised mutual funds, are not included in this Composite. Performance for the Fund has been calculated in accordance with the requirements of the SEC and the AIMR standards. The Marsico Growth Fund is a no-load retail mutual fund, and as such, does not have a sales charge. The results of this fund have been calculated net of fees and trading expenses in accordance with SEC staff interpretations in this area.

Unusual short-tem performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

LARGE CAP VALUE

----------------------------------------------------------------------------------------------------------------
                                   Massachusetts Financial Services Company
----------------------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                          Fund       Inception
                                       1 Year     3 Years      5 Years      10 Years    Inception       Date
----------------------------------------------------------------------------------------------------------------
MFS Composite                                                                                          1/2/96
(MFS Value Fund Class C)

----------------------------------------------------------------------------------------------------------------
S&P 500 Stock Index                                                                                        --

----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                                                                                   --
----------------------------------------------------------------------------------------------------------------

The Massachusetts Financial Services Company ("MFS") Composite provided by MFS includes only the MFS Value Fund, which is managed substantially similarly to the Fund and which MFS believes is the most appropriate measure of its investment record. Performance for the MFS Value Fund has been calculated in accordance with the requirements of the SEC. The MFS Value Fund Class C incepted on November 5, 1997. The C Class shares the portfolio of the existing Class A shares of the Fund. The total return figures have been calculated using the performance data of the retail fund up to the inception date of the C Class, and the actual performance results of the C Class since that date. The "inception date" shown in the above table is the date on which Class A started operations. The performance results of the retail fund have not been adjusted to reflect the 12b-1 fee associated with the C Class. Had these fees been included, the performance would have been lower.

----------------------------------------------------------------------------------------------------------------
                                                  Van Kampen
----------------------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                          Fund       Inception
                                       1 Year     3 Years      5 Years      10 Years    Inception       Date
----------------------------------------------------------------------------------------------------------------
Van Kampen Composite                                                                                  11/1/96

----------------------------------------------------------------------------------------------------------------
S&P 500 Stock Index                                                                                        --

----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                                                                                   --
----------------------------------------------------------------------------------------------------------------

The Van Kampen Composite includes all similarly managed accounts managed by Van Kampen and its affiliates, except for separately managed accounts (both institutional and retail "SMAs"). SMAs may be subject to customized investment restrictions and do not have the same characteristics (e.g. cash flows and certain investment limitations imposed on mutual funds by the 1940 Act and the Internal Revenue Code). Performance for this Composite has been calculated in accordance with the requirements of the SEC. The performance of this Composite has been calculated net of all advisory fees and operating expenses actually charged to each account. For each mutual fund account in the Composite that issues multiple share classes, the performance was calculated for the share class with the highest expenses or for all share classes of each mutual fund account.

Unusual short-tem performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

SMALL CAP GROWTH

----------------------------------------------------------------------------------------------------------------
                                      Columbia Wanger Asset Management, L.P.
----------------------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                          Fund       Inception
                                       1 Year     3 Years      5 Years      10 Years    Inception       Date
----------------------------------------------------------------------------------------------------------------
Wanger Small Cap Equity Composite                                                                     4/1/96

----------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                                                                                 --

----------------------------------------------------------------------------------------------------------------
Russell 2000 Index                                                                                        --
----------------------------------------------------------------------------------------------------------------

The performance of this Composite includes the performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Growth Fund. The performance of this Composite has been calculated in accordance with AIMR standards and net of a model investment advisory fee equal to the highest fee that could have been charged to any account in the Composite. The performance of the mutual fund accounts in this Composite has been calculated in accordance with the requirements of the SEC.

----------------------------------------------------------------------------------------------------------------
                                           Oberweis Asset Management, Inc.
----------------------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                          Fund       Inception
                                       1 Year     3 Years      5 Years      10 Years    Inception       Date
----------------------------------------------------------------------------------------------------------------
Oberweis Composite                                                                                    1/1/88

----------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                                                                                 --

----------------------------------------------------------------------------------------------------------------
Russell 2000 Index                                                                                        --
----------------------------------------------------------------------------------------------------------------

The performance of this Composite includes the performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Growth Fund. The performance of this Composite has been calculated in accordance with AIMR standards and net of a model investment advisory fee equal to the highest fee that could have been charged to any account in the Composite. The performance of the mutual fund accounts in this Composite has been calculated in accordance with the requirements of the SEC.

Unusual short-tem performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

SMALL CAP VALUE

----------------------------------------------------------------------------------------------------------------
                                     Hotchkis and Wiley Capital Management, LLC
----------------------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                          Fund       Inception
                                       1 Year     3 Years      5 Years      10 Years    Inception       Date
----------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley Small Cap                                                                          10/01/85
Value Composite

----------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index                                                                                    --
----------------------------------------------------------------------------------------------------------------

The performance of this Composite includes the performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Value Fund. The performance of this Composite has been calculated in accordance with acceptable methods set forth by AIMR-PPS standards and net of the actual investment advisory fees charged to accounts in the Composite. The performance of the mutual fund accounts in this Composite have been calculated in accordance with the requirements of the SEC and have included only the performance of the institutional share class, which differ from the other share classes only by not having a 12b-1 fee.

----------------------------------------------------------------------------------------------------------------
                    Delafield Asset Management Division of Reich & Tang Asset Management, LLC
----------------------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                          Fund       Inception
                                       1 Year     3 Years      5 Years      10 Years    Inception       Date
----------------------------------------------------------------------------------------------------------------
Delafield Asset Management's                                                                           1/1/93
Normal Risk Composite

----------------------------------------------------------------------------------------------------------------

Russell 2000 Value Index                                                                                  --
----------------------------------------------------------------------------------------------------------------

The performance of this Composite includes the performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Value Fund. The performance of this Composite has been calculated in accordance with AIMR standards and has been calculated net of investment advisory fees and trading expenses. The performance of mutual fund account(s) in this Composite has been calculated in accordance with the requirements of the SEC.

Unusual short-tem performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

INTERNATIONAL

----------------------------------------------------------------------------------------------------------------
                                          Mondrian Investment Partners Limited
----------------------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                          Fund        Inception
                                       1 Year     3 Years      5 Years      10 Years    Inception        Date
----------------------------------------------------------------------------------------------------------------
Mondrian Composite                                                                                    10/1/1991
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital                                                                                       --
International EAFE Index
----------------------------------------------------------------------------------------------------------------

The performance of this Mondrian Investment Partners Limited ("Mondrian") Composite includes the performance of all accounts with substantially similar investment objectives, policies and strategies to those of the Optimum International Fund. The performance of this Composite has been calculated in accordance with AIMR standards and net of fees. The performance of the mutual fund accounts in this Composite have been calculated in accordance with the requirements of the SEC.

----------------------------------------------------------------------------------------------------------------
                                          Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                          Fund        Inception
                                       1 Year     3 Years      5 Years      10 Years    Inception        Date
----------------------------------------------------------------------------------------------------------------
Marsico Composite                                                                                      6/30/00
(Marsico International
Opportunities Fund)

----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital                                                                                      --
International EAFE Index
----------------------------------------------------------------------------------------------------------------

The Marsico Composite as calculated by Marsico Capital Management, LLC ("Marsico") includes Marsico's sole proprietary mutual funds managed exclusively by Marsico in an investment style substantially similar to the Fund's investment style. Other accounts, including other sub-advised mutual funds, are not included in this Composite. Performance for the Fund has been calculated in accordance with the requirements of the SEC and the Amended and Restated AIMR-PPS Standards, the U.S. and Canadian Version of GIPS ("AIMR Standards"). The Marsico International Opportunities Fund is a no-load retail mutual fund, and as such, does not have a sales charge. The results of this fund have been calculated net of fees and trading expenses in accordance with SEC staff interpretations in this area.

Unusual short-tem performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

FIXED INCOME

----------------------------------------------------------------------------------------------------------------
                                     Deutsche Investment Management Americas Inc.
                                         doing business as Scudder Investments
----------------------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                          Fund        Inception
                                       1 Year     3 Years      5 Years      10 Years    Inception        Date
----------------------------------------------------------------------------------------------------------------
Scudder Investments Core                                                                               1/1/93
Fixed  Income Composite

----------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate                                                                                  --
Bond Index
----------------------------------------------------------------------------------------------------------------

The performance of this Composite includes the performance of all fee-paying accounts equal to or greater than $10 million managed on a fully discretionary basis with a substantially similar strategies to those of the Optimum Fixed Income Fund. The performance of this Composite has been prepared in compliance with AIMR standards and net of fees. Composite accounts include all portfolios managed for Deutsche Asset Management Americas by Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Asset Management Canada Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.

Unusual short-tem performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

The benchmarks

The Appendix shows how the returns of the Comparable Funds and/or the Account Composites of each of the Sub-Advisers compare to the returns of a broad-based securities market index, an index of funds with similar investment objectives, and/or a blended index. Broad-based securities market indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities market index.

Russell 1000 Growth Index

This index measures the performance of those Russell 1000 companies (the 1,000 largest companies included in the Russell 3000 Index) with higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as determined by total market capitalization.

Russell 1000 Value Index
This index measures the performance of those Russell 1000 companies (the 1,000 largest companies included in the Russell 3000 Index) with lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values than the Growth universe. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as determined by total market capitalization.

Russell 2000 Growth Index

This index measures the performance of those Russell 2000 companies (all 2,000 companies included in the Russell 2000 Index) with higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe. The Russell 2000 Index measures the performance of the 2,000 smallest companies included in the Russell 3000 Index.

Russell 2000 Value Index

This index measures the performance of those Russell 2000 companies (all 2,000 companies included in the Russell 2000 Index) with lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values than the Growth universe. The Russell 2000 Index measures the performance of the 2,000 smallest companies included in the Russell 3000 Index.

Morgan Stanley Capital International Europe, Australasia and Far East (EAFE)
Index

This index measures the performance of approximately 1,045 equity securities issued by companies located in 19 countries and listed on the stock exchanges of Europe, Australasia, and the Far East. Returns are based in U.S. dollars.

Lehman Brothers Aggregate Bond Index

This index covers investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

S&P 500 Stock Index

This Index tracks the performance of a selected group of 500 stocks.

Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small Cap Growth Fund
Optimum Small Cap Value Fund
Optimum International Fund
Optimum Fixed Income Fund

Additional information about each Fund's investments will be available in the Fund's annual and semiannual reports to shareholders. In each Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. The Funds' shareholder reports will be available once the Funds have completed their first annual or semi-annual period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission
(SEC) and which is legally considered a part of this prospectus. If you want a free copy of the Statement of Additional Information or an annual or semiannual report, or if you have any questions about investing in a Fund, please contact your participating securities dealer or other financial intermediary. If you hold Fund shares directly with the Funds' service agent, call toll-free (800) 914-0278.

You can find reports and other information about the Funds on the Edgar Database on the SEC's web site (http//www.sec.gov). You can also get copies of this information, after paying a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including the Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the Public Reference Room by calling the SEC at (202) 942-8090.

Registrant's Investment Company Act file number:  811-21335

Fund name
Class name (CUSIP number; Fund number)

Optimum Large Cap Growth Fund
Institutional Class (246118871; 904)

Optimum Large Cap Value Fund
Institutional Class (246118830; 908)

Optimum Small Cap Growth Fund
Institutional Class (246118780; 912)

Optimum Small Cap Value Fund
Institutional Class (246118749; 916)

Optimum International Fund
Institutional Class (246118699; 920)

Optimum Fixed Income Fund
Institutional Class (246118657; 924)

PROSPECTUS July ___, 2005

--------------------------------------------------------------------------------

      OPTIMUM LARGE CAP GROWTH FUND
      OPTIMUM LARGE CAP VALUE FUND
      OPTIMUM SMALL CAP GROWTH FUND
      OPTIMUM SMALL CAP VALUE FUND
      OPTIMUM INTERNATIONAL FUND
      OPTIMUM FIXED INCOME FUND

      CLASS A * CLASS B * CLASS C

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   OPTIMUM FUND TRUST o 2005 MARKET STREET o PHILADELPHIA, PENNSYLVANIA 19103

Table of contents

What are the Funds' goals, strategies, and risks?                 page
Optimum Large Cap Growth Fund                                            3
Optimum Large Cap Value Fund                                             6
Optimum Small Cap Growth Fund                                            9
Optimum Small Cap Value Fund                                            12
Optimum International Fund                                              15
Optimum Fixed Income Fund                                               18
How have the Funds performed?                                     page  21

What are the Funds' fees and expenses?                            page  27

More information about the Funds' risks                           page  31

Disclosure of portfolio holdings information                      page  34

Who manages the Funds                                             page  35
Investment manager                                                      35
Sub-advisers and portfolio managers                                     35
Who's who?                                                              39

About your account                                                page  41
Investing in the Funds                                                  41
   Choosing a share class                                               41
Dealer compensation                                                     44
How to reduce your sales charge                                         45
How to buy shares                                                       46
Fair valuation                                                          47
How to sell shares                                                      47
How to transfer shares                                                  48
Account minimums                                                        48
Special services                                                        48
Frequent trading of Fund shares                                         49
Dividends, distributions and taxes                                      50
Certain management considerations                                       51

Financial highlights                                              page  52

Appendix                                                          page  59

Profile: Optimum Large Cap Growth Fund

What is the Fund's goal?

The Large Cap Growth Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Growth Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected T. Rowe Price Associates, Inc. ("T. Rowe Price") and Marsico Capital Management, LLC ("Marsico Capital") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, T. Rowe Price mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In managing its portion of the Fund's assets, Marsico Capital uses a growth-oriented approach that combines "top-down" economic analysis with "bottom-up" stock selection. Under the "top-down" approach, Marsico Capital analyzes various macroeconomic and other factors (including interest rates, inflation, the regulatory environment, industry consolidation and economic trends) to identify sectors, industries and companies that appear likely to benefit from the overall trends Marsico Capital has observed. Under the "bottom-up" approach, Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In deciding whether to buy or sell specific investments, Marsico Capital focuses on a number of different attributes, which may include a company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (for example, a strong balance sheet, improving returns on equity, the ability to generate free cash flow, the apparent use of conservative accounting standards, and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

Derivatives Risk

The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk

Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk

Investments in fixed income securities may subject the Fund to the following risks:

      Credit Risk

      An issuer of a security may not be able to make interest and principal payments when due.

      Interest Rate Risk

      In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk

      "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk

The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk

The sub-advisers primarily use a particular style or set of styles - in this case "growth" styles - to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

      Growth Investing Risk

      "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. "Growth" stocks also tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Large Capitalization Companies Risk

Large capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence or heavy institutional selling.

Portfolio Management Risk

The sub-advisers' strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk

High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

Profile: Optimum Large Cap Value Fund

What is the Fund's goal?

The Large Cap Value Fund seeks long-term growth of capital. The Fund may also seek income.

What are the Fund's main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Massachusetts Financial Services Company ("MFS") and Morgan Stanley Investment Management Inc., doing business in certain instances (including in its role as a sub-adviser to the Fund) under the name Van Kampen ("Van Kampen"), to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, MFS seeks to achieve a gross yield that exceeds that of the Standard & Poor's 500 Index. MFS uses a "bottom-up" stock selection approach. This means that MFS selects securities based upon fundamental analysis of factors such as earnings, cash flows, competitive position, and management's abilities.

In managing its portion of the Fund's assets, Van Kampen uses a stock selection approach that focuses primarily on a security's potential for capital growth and income. Van Kampen looks for catalysts for change that may positively impact a company, such as new management, industry development, or regulatory change. The aim is to uncover these catalysts for change and then benefit from potential stock price appreciation of the change taking place at the company.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

Real Estate Industry Risk

Investments in REITs may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, as amended, and/or to maintain exemptions from the 1940 Act.

To the extent that the Fund holds real estate directly, as a result of defaults, or receives rental income from its real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund may also be affected by interest rate changes, particularly if the real estate investment trusts hold in the Fund use floating rate debt to finance their ongoing operations.

Derivatives Risk

The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk

Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk

Investments in fixed income securities may subject the Fund to the following risks:

      Credit Risk

      An issuer of a security may not be able to make interest and principal payments when due.

      Interest Rate Risk

      In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk

      "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk

The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk

The sub-advisers primarily use a particular style or set of styles - in this case "value" styles - to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

      Value Investing Risk

      "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Large Capitalization Companies Risk

Large capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio Management Risk

The sub-advisers' strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk

High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

Profile: Optimum Small Cap Growth Fund

What is the Fund's goal?

The Small Cap Growth Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Growth Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small-capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Columbia Wanger Asset Management, L.P. ("Columbia WAM") and Oberweis Asset Management, Inc. ("OAM") to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, Columbia WAM typically looks for companies with: a strong business franchise that offers growth potential; products and services that give the company a competitive advantage; and/or a stock price that Columbia WAM believes is reasonable relative to the assets and earnings power of the company. Columbia WAM may identify what it believes are important economic, social or technological trends and try to identify companies it thinks will benefit from these trends. Columbia WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Columbia WAM compares growth potential, financial strength and fundamental value among companies.

In managing its portion of the Fund's assets, OAM seeks to invest in those companies it considers to have above-average long-term growth potential based on its analysis of eight factors. OAM considers or reviews the following factors and information as guidelines to identify such companies: extraordinarily rapid growth in revenue; extraordinarily rapid growth in pre-tax income; a reasonable price/earnings ratio in relation to the company's underlying growth rate; products or services that offer the opportunity for substantial future growth; favorable recent trends in revenue and earnings growth, ideally showing acceleration; reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins; the company's financial statements, particularly footnotes, to identify unusual items which may indicate future problems; and, high relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.

In response to market, economic, political or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

Derivatives Risk

The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk

Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk

Investments in fixed income securities may subject the Fund to the following risks:

      Credit Risk

      An issuer of a security may not be able to make interest and principal payments when due.

      Interest Rate Risk

      In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk

      "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk

The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk

The sub-adviser primarily uses a particular style - in this case, a "growth" style - to select investments for the Fund. This style may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

      Growth Investing Risk

      "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. "Growth" stocks also tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio Management Risk

The sub-adviser's strategies and its securities selections might fail to produce the intended result.

Portfolio Turnover Risk

High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

Small Capitalization Companies Risk

Risk is greater for investments in small capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

Profile: Optimum Small Cap Value Fund

What is the Fund's goal?

The Small Cap Value Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small-capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Hotchkis and Wiley Capital Management, LLC ("H&W") and the Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("Delafield") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, H&W employs a disciplined bottom-up, value-oriented investment style with an emphasis on internally generated fundamental research. The investment process is designed to expose the Fund to value factors that the sub-adviser believes will lead to attractive risk-adjusted returns.

In managing its portion of the Fund's assets, Delafield considers factors including the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the sub-adviser's analysis, the sub-adviser may invest in financially troubled companies if the sub-adviser believes that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow will be considered attractive. Securities will also be assessed upon their earning power, stated asset value, and off the balance sheet values. Delafield intends to invest in companies that are managed for the benefit of their shareholders and not by management that believes the most important measure of a company's success is its size.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

Derivatives Risk

The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk

Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk

Investments in fixed income securities may subject the Fund to the following risks:

      Credit Risk

      An issuer of a security may not be able to make interest and principal payments when due.

      Interest Rate Risk

      In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk

      "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk

The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk

The sub-advisers primarily use a particular style or set of styles - in this case "value" styles - to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

      Value Investing Risk

      "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio Management Risk

The sub-advisers' strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk

High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

Small Capitalization Companies Risk

Risk is greater for investments in small capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

Profile: Optimum International Fund

What is the Fund's goal?

The International Fund seeks long-term growth of capital. The Fund may also seek income.

What are the Fund's main investment strategies?

The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Mondrian Investment Partners Limited ("Mondrian") and Marsico Capital Management, LLC ("Marsico Capital") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, Mondrian uses a value-oriented approach that emphasizes individual stock selection. Mondrian conducts research on a global basis in an effort to identify securities that have the potential for long-term capital growth and income. The center of the research effort is a value-oriented dividend discount methodology for individual securities and market analysis that isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In deciding to buy or sell an investment, Mondrian also considers movement in the price of individual securities and the impact of currency adjustments on a US domiciled, dollar-based investor.

In managing its portion of the Fund's assets, Marsico Capital uses a growth-oriented approach that combines "top-down" economic analysis with "bottom-up" stock selection. Under the "top-down" approach, Marsico Capital analyzes various macroeconomic and other factors (including interest rates, inflation, the regulatory environment, industry consolidation and economic trends) to identify sectors, industries and companies that appear likely to benefit from the overall trends Marsico Capital has observed. Under the "bottom-up" approach, Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In deciding whether to buy or sell specific investments, Marsico Capital focuses on a number of different attributes, which may include a company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (for example, a strong balance sheet, improving returns on equity, the ability to generate free cash flow, the apparent use of conservative accounting standards, and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

Derivatives Risk

The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk

Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk

Investments in fixed income securities may subject the Fund to the following risks:

      Credit Risk

      An issuer of a security may not be able to make interest and principal payments when due.

      Interest Rate Risk

      In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk

      "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk

The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio Management Risk

The sub-advisers' strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk

High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

Profile: Optimum Fixed Income Fund

What is the Fund's goal?

The Fixed Income Fund seeks a high level of income. The Fund may also seek growth of capital.

What are the Fund's main investment strategies? Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities. This policy may be changed only upon 60 days' prior notice to shareholders. The Fund focuses on securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.

The Fund invests primarily in investment grade fixed income securities (that is, those rated in the four highest rating categories by Standard & Poor's Ratings Service ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, determined by the Manager or a sub-adviser to be of comparable quality).

The Fund may also invest in high yield securities ("junk bonds") rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, determined by the Manager or a sub-adviser to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. In keeping with the Fund's goal, the Fund may also invest in futures, options, and other derivatives.

The Fund may purchase individual securities of any maturity but generally will maintain a dollar weighted average portfolio maturity of five to ten years. The Fund normally will have a duration that is comparable to that of the Lehman Brothers Aggregate Bond Index. Duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Deutsche Investment Management Americas Inc. ("DIMA Inc.") (doing business as Scudder Investments) to serve as the Fund's sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager also is responsible for the day-to-day investment management of a portion of the Fund's assets. The Manager may change the allocation at any time. The relative values of the Manager's and sub-adviser's share of the Fund's assets also may change over time. The Manager and each sub-adviser select investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, the Manager allocates investments principally among the following three sectors of the fixed income securities market: (1) the U.S. Investment Grade Sector, (2) the U.S. High Yield Sector, and (3) the International Sector. The Manager determines how much to allocate to each of these sectors based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In managing its portion of the Fund's assets, DIMA Inc. utilizes a core U.S. dollar fixed income strategy that seeks to add incremental returns to the Lehman Brothers Aggregate Bond Index. DIMA Inc. generally uses a "bottom-up" approach and focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts. In deciding whether to buy or sell individual securities, DIMA Inc. analyzes their values relative to the values of other similar securities based on a variety of factors, including creditworthiness, cash flow, and price.

In response to market, economic, political or other conditions, the Manager or a sub-adviser may temporarily use a different investment strategy for defensive purposes. If the Manager or a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

Derivatives Risk

The Fund's investments in derivatives may rise or fall more rapidly than other investments.

Fixed Income Risk

Investments in fixed income securities may subject the Fund to the following risks:

      Credit Risk

      An issuer of a security may not be able to make interest and principal payments when due.

      Interest Rate Risk

      In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk

      "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Mortgage-Backed and Asset-Backed Securities Risk

This is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Foreign Risk

The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      Currency Risk

      Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      Emerging Markets Risk

      Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Liquidity Risk

The Fund's investments in illiquid securities may reduce its return because it may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk

This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio Management Risk

The Manager's and the sub-advisers' strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk

High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

How have the Funds performed?

How has the Optimum Large Cap Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year and lifetime period. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap. Please see footnote 1 on page __ for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-----------
  2004
-----------
  ___%
-----------

As of June 30, 2005, the Fund's Class A shares had a calendar year-to-date return of ___%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ___% for the quarter ended ______________, 200_ and its lowest quarterly return was ____% for the quarter ended __________, 200_.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.

Average annual returns for periods ending 3/31/05

----------------------------------------------------------------------------------------------------------
                                                                                 1 year       Lifetime**
----------------------------------------------------------------------------------------------------------
Class A return before taxes                                                      0.00%        0.00%
----------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                      0.00%        0.00%
----------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares              0.00%        0.00%
----------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                     0.00%        0.00%
----------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                     0.00%        0.00%
----------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index
   (reflects no deduction for fees, expenses or taxes)                           0.00%        0.00%
----------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Russell 1000 Growth Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's return (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be ____% and ____% for the one-year and lifetime periods, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 8 years. If shares were not redeemed, returns before taxes for Class C would be ____% and ____% for the one-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Fund was August 1, 2003. Index return is for 10 years. Index returns for Class B and Class C lifetimes were ____% and ___%, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 8 years.

How has the Optimum Large Cap Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year and lifetime period. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap. Please see footnote 1 on page __ for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

---------
 2004
---------
 ___%
---------

As of June 30, 2005, the Fund's Class A shares had a calendar year-to-date return of ___%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ___% for the quarter ended ______________, 200_ and its lowest quarterly return was ____% for the quarter ended __________, 200_.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.

Average annual returns for periods ending 3/31/05

-------------------------------------------------------------------------------------------------
                                                                           1 year     Lifetime**
-------------------------------------------------------------------------------------------------
Class A return before taxes                                                0.00%      0.00%
-------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                0.00%      0.00%
-------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares        0.00%      0.00%
-------------------------------------------------------------------------------------------------
Class B return before taxes*                                               0.00%      0.00%
-------------------------------------------------------------------------------------------------
Class C return before taxes*                                               0.00%      0.00%
-------------------------------------------------------------------------------------------------
Russell 1000 Value Index
   (reflects no deduction for fees, expenses or taxes)                     0.00%      0.00%
-------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Russell 1000 Value Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's return (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be ____% and ____% for the one-year and lifetime periods, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 8 years. If shares were not redeemed, returns before taxes for Class C would be ____% and ____% for the one-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Fund was August 1, 2003. Index return is for 10 years. Index returns for Class B and Class C lifetimes were ____% and ___%, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 8 years.

How has the Optimum Small Cap Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year and lifetime period. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap. Please see footnote 1 on page __ for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-----------
  2004
-----------
  ___%
-----------

As of June 30, 2005, the Fund's Class A shares had a calendar year-to-date return of ___%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ___% for the quarter ended ______________, 200_ and its lowest quarterly return was ____% for the quarter ended __________, 200_.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.

Average annual returns for periods ending 3/31/05

------------------------------------------------------------------------------------------------------
                                                                              1 year     Lifetime**
------------------------------------------------------------------------------------------------------
Class A return before taxes                                                   0.00%      0.00%
------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                   0.00%      0.00%
------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares           0.00%      0.00%
------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                  0.00%      0.00%
------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                  0.00%      0.00%
------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index
   (reflects no deduction for fees, expenses or taxes)                         0.00%      0.00%
------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Russell 2000 Growth Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's return (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be ____% and ____% for the one-year and lifetime periods, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 8 years. If shares were not redeemed, returns before taxes for Class C would be ____% and ____% for the one-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Fund was August 1, 2003. Index return is for 10 years. Index returns for Class B and Class C lifetimes were ____% and ___%, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 8 years.

How has the Optimum Small Cap Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year and lifetime period. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap. Please see footnote 1 on page __ for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-----------
  2004
-----------
  ___%
-----------

As of June 30, 2005, the Fund's Class A shares had a calendar year-to-date return of ___%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ___% for the quarter ended ______________, 200_ and its lowest quarterly return was ____% for the quarter ended __________, 200_.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.

Average annual returns for periods ending 3/31/05

----------------------------------------------------------------------------------------------------
                                                                              1 year    Lifetime**
----------------------------------------------------------------------------------------------------
Class A return before taxes                                                   0.00%     0.00%
----------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                   0.00%     0.00%
----------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares           0.00%     0.00%
----------------------------------------------------------------------------------------------------
Class B return before taxes*                                                  0.00%     0.00%
----------------------------------------------------------------------------------------------------
Class C return before taxes*                                                  0.00%     0.00%
----------------------------------------------------------------------------------------------------
Russell 2000 Value Index
   (reflects no deduction for fees, expenses or taxes)                        0.00%     0.00%
----------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Russell 2000 Value Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's return (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be ____% and ____% for the one-year and lifetime periods, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 8 years. If shares were not redeemed, returns before taxes for Class C would be ____% and ____% for the one-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Fund was August 1, 2003. Index return is for 10 years. Index returns for Class B and Class C lifetimes were ____% and ___%, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 8 years.

How has the Optimum International Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year and lifetime period. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap. Please see footnote 1 on page __ for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

----------
  2004
----------
  ___%
----------

As of June 30, 2005, the Fund's Class A shares had a calendar year-to-date return of ___%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ___% for the quarter ended ______________, 200_ and its lowest quarterly return was ____% for the quarter ended __________, 200_.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.

Average annual returns for periods ending 3/31/05

-------------------------------------------------------------------------------------------------------
                                                                             1 year       Lifetime**
-------------------------------------------------------------------------------------------------------
Class A return before taxes                                                  0.00%        0.00%
-------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                  0.00%        0.00%
-------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares          0.00%        0.00%
-------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                 0.00%        0.00%
-------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                 0.00%        0.00%
-------------------------------------------------------------------------------------------------------
MSCI EAFE Index
   (reflects no deduction for fees, expenses or taxes)                       0.00%        0.00%
-------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the MSCI EAFE Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's return (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be ____% and ____% for the one-year and lifetime periods, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 8 years. If shares were not redeemed, returns before taxes for Class C would be ____% and ____% for the one-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Fund was August 1, 2003. Index return is for 10 years. Index returns for Class B and Class C lifetimes were ____% and ___%, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 8 years.

How has the Optimum Fixed Income Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year and lifetime period. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap. Please see footnote 1 on page __ for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

----------
  2004
----------
  ___%
----------

As of June 30, 2005, the Fund's Class A shares had a calendar year-to-date return of ___%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ___% for the quarter ended ______________, 200_ and its lowest quarterly return was ____% for the quarter ended __________, 200_.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.

Average annual returns for periods ending 3/31/05

------------------------------------------------------------------------------------------------------
                                                                             1 year       Lifetime**
------------------------------------------------------------------------------------------------------
Class A return before taxes                                                  0.00%        0.00%
------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                  0.00%        0.00%
------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares          0.00%        0.00%
------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                 0.00%        0.00%
------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                 0.00%        0.00%
------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, expenses or taxes)                       0.00%        0.00%
------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's return (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be ____% and ____% for the one-year and lifetime periods, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 8 years. If shares were not redeemed, returns before taxes for Class C would be ____% and ____% for the one-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Fund was August 1, 2003. Index return is for 10 years. Index returns for Class B and Class C lifetimes were ____% and ___%, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 8 years.

--------------------------------------------------------------------------------
What are the Funds' fees and expenses?
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay when you buy, hold, or sell shares of the Funds.

Shareholder Fees (fees paid directly from your investment)(1)

Large Cap Growth Fund, Large Cap Value Fund,
Small Cap Growth Fund,
Small Cap Value Fund and
International Fund

                                                                Class A          Class B           Class C
Maximum sales charge (load)(2)                                  5.75%            4.00%             1.00%
Maximum sales charge (load) imposed on purchases                5.75%(3)         None              None
         (as a percentage of offering price)
Maximum contingent deferred sales charge (load) (as             None             4.00%(4)          1.00%(5)
         a percentage of original purchase price or
         redemption proceeds, whichever is lower)
Sales charge (load) imposed on reinvested dividends             None             None              None
         and other distributions
Redemption fee                                                  None             None              None

Fixed Income Fund                                               Class A          Class B           Class C
Maximum sales charge (load)(2)                                  4.50%            4.00%             1.00%
Maximum sales charge (load) imposed on purchases                4.50%(3)         None              None
         (as a percentage of offering price)
Maximum contingent deferred sales charge (load) (as             None             4.00%(4)          1.00%(5)
         a percentage of original purchase price or
         redemption proceeds, whichever is lower)
Sales charge (load) imposed on reinvested dividends             None             None              None
         and other distributions
Redemption fee                                                  None             None              None

(1) You may pay fees charged in connection with certain activity in your brokerage account directly from your Fund investment. Please see your brokerage account materials for additional information.

(2) This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable contingent deferred sales charge imposed at the time of redemption.

(3) Purchases of Class A shares of $75,000 or more (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund) or $100,000 or more (Fixed Income Fund) may qualify for reduced front-end sales charges. For more information, see "Choosing a share class - Class A sales charge."

(4) For Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund, Class B shares redeemed during the first year after purchase are subject to a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. For Fixed Income Fund, Class B shares redeemed during the first year after purchase are subject to a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

(5) Class C shares redeemed less than one year after purchase are subject to a 1.00% contingent deferred sales charge.

Annual Operating Expenses (expenses that are deducted from class assets)

---------------------------------------------
Large Cap Growth Fund                        |
                                               ---------------------------------------------
                                                Class A           Class B          Class C
--------------------------------------------------------------------------------------------
Management fee                                   0.80%             0.80%            0.80%
Distribution and/or service (12b-1) fees         0.35%             1.00%            1.00%
Other expenses                                   ____%             ____%            ____%
Total annual class operating expenses(1)         ____%             ____%            ____%
Reimbursed expenses/waived fees                 (____%)           (____%)          (____%)
Net annual class operating expenses              ____%             ____%            ____%
---------------------------------------------
Large Cap Value Fund                         |
                                               ---------------------------------------------
                                                Class A           Class B          Class C
--------------------------------------------------------------------------------------------
Management fee                                   0.80%             0.80%            0.80%
Distribution and/or service (12b-1) fees         0.35%             1.00%            1.00%
Other expenses                                   ____%             ____%            ____%
Total annual class operating expenses(1)         ____%             ____%            ____%
Reimbursed expenses/waived fees                 (____%)           (____%)          (____%)
Net annual class operating expenses              ____%             ____%            ____%
---------------------------------------------
Small Cap Growth Fund                        |
                                               ---------------------------------------------
                                                Class A           Class B          Class C
--------------------------------------------------------------------------------------------
Management fee                                   1.10%             1.10%            1.10%
Distribution and/or service (12b-1) fees         0.35%             1.00%            1.00%
Other expenses                                   ____%             ____%            ____%
Total annual class operating expenses(1)         ____%             ____%            ____%
Reimbursed expenses/waived fees                 (____%)           (____%)          (____%)
Net annual class operating expenses              ____%             ____%            ____%

---------------------------------------------
Small Cap Value Fund                         |
                                               ---------------------------------------------
                                                Class A           Class B          Class C
--------------------------------------------------------------------------------------------
Management fee                                   1.05%             1.05%            1.05%
Distribution and/or service (12b-1) fees         0.35%             1.00%            1.00%
Other expenses                                   ____%             ____%            ____%
Total annual class operating expenses(1)         ____%             ____%            ____%
Reimbursed expenses/waived fees                 (____%)           (____%)          (____%)
Net annual class operating expenses              ____%             ____%            ____%

---------------------------------------------
International Fund                           |
                                               ---------------------------------------------
                                                Class A           Class B          Class C
--------------------------------------------------------------------------------------------
Management fee                                   0.88%             0.88%            0.88%
Distribution and/or service (12b-1) fees         0.35%             1.00%            1.00%
Other expenses                                   ____%             ____%            ____%
Total annual class operating expenses(1)         ____%             ____%            ____%
Reimbursed expenses/waived fees                 (____%)           (____%)          (____%)
Net annual class operating expenses              ____%             ____%            ____%

---------------------------------------------
Fixed Income Fund                            |
                                             ---------------------------------------------
                                                Class A           Class B          Class C
--------------------------------------------------------------------------------------------
Management fee                                   0.68%             0.68%            0.68%
Distribution and/or service (12b-1) fees         0.35%             1.00%            1.00%
Other expenses                                   ____%             ____%            ____%
Total annual class operating expenses(1)         ____%             ____%            ____%
Reimbursed expenses/waived fees                 (____%)           (____%)          (____%)
Net annual class operating expenses              ____%             ____%            ____%

(1) The Manager has contractually agreed through August 1, 2006 to reimburse expenses and/or waive its management fees for Class A, Class B, and Class C of the Fund to the extent necessary to keep total annual operating expenses (excluding interest, taxes, brokerage commissions, Rule 12b-1 fees, and extraordinary expenses), as a percentage of each class's respective average daily net assets, from exceeding the percentages shown under "Net annual class operating expenses." After August 1, 2006, the Manager may discontinue this expense reimbursement and/or fee waiver agreement.

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time periods shown.(1) This is an example only and does not represent future expenses, which may be higher or lower than those shown. Also, as the example illustrates, your expenses may vary depending on whether you sell all of your shares at the end of the time periods indicated, or hold your shares.

-----------------------------------------
Large Cap Growth Fund                   |
                                        |----------------------------------------------------
                                 Class A                Class B                 Class C
----------------------------------------------------------------------------------------------
                          Sell        Hold       Sell        Hold        Sell       Hold
                          Shares      Shares     Shares      Shares      Shares     Shares
1 Year                    $_____      $_____     $_____      $_____      $_____     $_____
3 Years                   $_____      $_____     $_____      $_____      $_____     $_____
-----------------------------------------
Large Cap Value Fund                     |
                                         |----------------------------------------------------
                                 Class A                Class B                 Class C
----------------------------------------------------------------------------------------------
                          Sell        Hold       Sell        Hold        Sell       Hold
                          Shares      Shares     Shares      Shares      Shares     Shares
1 Year                    $_____      $_____     $_____      $_____      $_____     $_____
3 Years                   $_____      $_____     $_____      $_____      $_____     $_____
-----------------------------------------
Small Cap Growth Fund                    |
                                         |----------------------------------------------------
                                 Class A                Class B                 Class C
----------------------------------------------------------------------------------------------
                          Sell        Hold       Sell        Hold        Sell       Hold
                          Shares      Shares     Shares      Shares      Shares     Shares
1 Year                    $_____      $_____     $_____      $_____      $_____     $_____
3 Years                   $_____      $_____     $_____      $_____      $_____     $_____
-----------------------------------------
Small Cap Value Fund                     |
                                         |----------------------------------------------------
                                 Class A                Class B                 Class C
----------------------------------------------------------------------------------------------
                          Sell        Hold       Sell        Hold        Sell       Hold
                          Shares      Shares     Shares      Shares      Shares     Shares
1 Year                    $_____      $_____     $_____      $_____      $_____     $_____
3 Years                   $_____      $_____     $_____      $_____      $_____     $_____

-----------------------------------------
International Fund                       |
                                         |----------------------------------------------------
                                 Class A                Class B                 Class C
----------------------------------------------------------------------------------------------
                          Sell        Hold       Sell        Hold        Sell       Hold
                          Shares      Shares     Shares      Shares      Shares     Shares
1 Year                    $_____      $_____     $_____      $_____      $_____     $_____
3 Years                   $_____      $_____     $_____      $_____      $_____     $_____
-----------------------------------------
Fixed Income Fund                        |
                                         |----------------------------------------------------
                                 Class A                Class B                 Class C
----------------------------------------------------------------------------------------------
                          Sell        Hold       Sell        Hold        Sell       Hold
                          Shares      Shares     Shares      Shares      Shares     Shares
1 Year                    $_____      $_____     $_____      $_____      $_____     $_____
3 Years                   $_____      $_____     $_____      $_____      $_____     $_____

(1) A Fund's actual rate of return may be higher or lower than the hypothetical 5% return used here. This example reflects the net operating expenses (with expense reimbursements and/or fee waivers) for the one-year contractual period, and the total operating expenses (without expense reimbursements and/or fee waivers) for years two through three.

--------------------------------------------------------------------------------
More information about the Funds' risks
--------------------------------------------------------------------------------

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks associated with that Fund.

The Funds have main investment strategies that come with inherent risks. Each Fund's main risks are identified in its Fund profile under the heading "What are the main risks of investing in the Fund?" and are described in more detail below. Also described below are additional risks to which each Fund may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated, each risk applies to all of the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

Convertible Securities Risk - The value of convertible securities fluctuates in relation to changes in interest rates and the value of the underlying common stock.

Counterparty Risk - This is the risk that a Fund may lose money because a party that the Manager contracts with to buy or sell securities fails to fulfill its side of the agreement.

Derivatives Risk - A derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of derivatives. A Fund's investments in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Fund's total return, and it is possible for a Fund's losses on a derivative to exceed its investment. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, interest rate or index. These types of transactions will be used for a number of reasons, including: to manage a Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities ("hedging"); and as a cash management tool. When a derivative security is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. However, a lack of correlation between the value of a derivative and the assets being hedged could render a Fund's hedging strategy unsuccessful and could result in losses. To the extent that a Fund uses a derivative security for purposes other than as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Equity Risk - Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

Fixed Income Risk - To the extent that a Fund invests a substantial amount of its assets in fixed income securities, the Fund may be subject to the following risks:

      Credit Risk - It is possible that the issuer of a security will not be able to make interest and principal payments when due.

      Interest Rate Risk - This is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      Lower Rated Securities Risk - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities. Lower rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. Fixed-income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.

      Mortgage-Backed and Asset-Backed Securities Risk - This is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

Foreign Risk - A Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and default in foreign government securities. As a result of these factors, foreign securities markets may be less liquid and more volatile than U.S. markets and a Fund may experience difficulties and delays in converting foreign currencies back into U.S. dollars. Such events may cause the value of certain foreign securities to fluctuate widely and may make it difficult to accurately value foreign securities. In addition, the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

      Currency Risk - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase losses.

      Emerging Markets Risk - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid and subject to greater price volatility.

Industry-Specific Risk - This is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond. A fund that concentrates its investments in a particular industry or individual security generally is subject to greater risks than a fund that is not concentrated.

Inflation Risk - This is the risk that the return from your investments will be less than the increase in the cost of living due to inflation, thus preventing you from reaching your financial goals.

Information Risk - This is the risk that key information about a security is inaccurate or unavailable.

Initial Public Offering Risk - The volume of initial public offerings ("IPOs") and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

Investment Style Risk - A sub-adviser may primarily use a particular style or set of styles - either "growth" or "value" styles - to select investments for a Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of a Fund's share price.

      Growth Investing Risk - "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. These companies tend to invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

      Value Investing Risk - "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-Specific Risk - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A Fund could lose all of its investment in a company's securities.

Large Capitalization Companies Risk - Large capitalization companies tend to go in and out of favor based on market and economic conditions. Large capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that a Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Leverage Risk - This is the risk associated with securities or practices (for example, borrowing) that multiply small price movements into large changes in value.

Liquidity Risk - A Fund's investment in illiquid securities may reduce the return of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence or heavy institutional selling.

Multiple Sub-Adviser Risk - Each Fund employs multiple sub-advisers, each of which independently chooses and maintains a portfolio of securities for the Fund and is responsible for investing a specific allocated portion of the Fund's assets. The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when a sub-adviser to another portion deems it appropriate to dispose of the securities from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other sub-adviser believes continued exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each sub-adviser directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other sub-adviser, a Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund.

Opportunity Risk - This is the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Over-the-Counter Risk - Over-the-counter ("OTC") transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets, or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The prices of these stocks may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in buying and selling these stocks at prevailing market prices.

Political Risk - This is the risk of losses directly attributable to government or political actions.

Portfolio Management Risk - The sub-advisers' (and, in the case of the Fixed Income Fund, the Manager's) strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk - The Funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a Fund's distributions may have on shareholders. A Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Fund, which may result in higher Fund expenses and could reduce investment returns. The sale of Fund securities may result in the recognition of capital gain or loss, which can create adverse tax results for shareholders.

Small Capitalization Companies Risk - Risk is greater for investments in small capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Their managements may lack depth and experience. Smaller companies also may have narrower product lines and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Investments in small-capitalization companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates. Many small-capitalization stocks trade less frequently and in smaller volume than exchange-listed funds. Some small capitalization companies may be unseasoned companies that have been in operation less than three years, including operation of any predecessors. Their securities may have limited liquidity and their prices may be very volatile.

Valuation Risk - This is the risk that a Fund has valued securities at a price that is higher than the price the Fund could obtain if it sold the securities.

--------------------------------------------------------------------------------
Disclosure of portfolio holdings information
--------------------------------------------------------------------------------

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information.

--------------------------------------------------------------------------------
Who manages the Funds
--------------------------------------------------------------------------------

Investment manager

Each Fund is managed by Delaware Management Company (the "Manager"), located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. The Manager together with its predecessors have been managing mutual funds since 1938. As of March 31, 2005, the Manager and its affiliates had more than $100 billion in assets under management.

As the Funds' investment manager, the Manager has overall responsibility for the general management of the Trust and the Funds, which includes selecting the Funds' sub-advisers and monitoring each Fund and sub-adviser to ensure that investment activities remain consistent with a Fund's investment objective. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which Fund performance is measured. The Manager has hired Linsco/Private Ledger Corp., a registered broker-dealer and investment adviser, as a consultant to assist with this process.

For these services, each Fund pays the Manager a fee based on the Fund's average net assets. Large Cap Growth Fund and Large Cap Value Fund each pays a management fee at an annual rate of 0.80% of its average net assets. Small Cap Growth Fund pays a management fee at an annual rate of 1.10% of its average net assets. Small Cap Value Fund pays a management fee at an annual rate of 1.05% of its average net assets. International Fund pays a management fee at an annual rate of 0.875% of its average net assets. Fixed Income Fund pays a management fee at an annual rate of 0.70% of its average net assets. Each Fund's (except the Small Cap Growth Fund's) management fee, as a percentage of net assets, declines as assets increase above designated levels. The Manager pays the consulting fees out of its assets at an annual rate of 0.25% of each Fund's average net assets.

Sub-advisers and portfolio managers

Each Fund's investments are selected by one or more sub-advisers. The following identifies and describes each Fund's sub-advisers, identifies each Fund's portfolio managers, and describes each portfolio manager's business experience. Each sub-adviser is paid by the Manager.

Large Cap Growth Fund

Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, was organized in 1997 as a registered investment advisor. Marsico Capital provides investment management services to other mutual funds, institutional accounts and, as of March 31, 2005, had approximately $__ billion under management. Marsico Capital has held its Fund responsibilities since the Fund's inception.

Thomas F. Marsico, the Chief Executive Officer of Marsico Capital is primarily responsible for the day-to-day management of Marsico Capital's share of the Fund's assets. Mr. Marsico has more than 20 years of experience as a securities analyst and portfolio manager. Prior to forming Marsico Capital, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (the Fund's inception date) through August 11, 1997. They have held their Fund responsibilities since the Fund's inception.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 and manages institutional investment portfolios and mutual funds. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., which is a publicly-traded financial services holding company. As of March 31, 2005, T. Rowe Price had approximately $____ billion in assets under management. T. Rowe Price has held its Fund responsibilities since the Fund's inception.

Robert W. Smith, a Vice President with T. Rowe Price, is primarily responsible for the day-to-day management of T. Rowe Price's share of the Fund's assets. Mr. Smith is Chairman of T. Rowe Price's Investment Advisory Committee which develops and executes the Fund's investment program. Mr. Smith joined T. Rowe Price in 1992 and has been managing investments since 1987. He has held his Fund responsibilities since the Fund's inception.

Large Cap Value Fund

Morgan Stanley Investment Management Inc., doing business in certain instances (including in its role as a sub-adviser to the Fund) under the name Van Kampen ("Van Kampen"), located at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. As of March 31, 2005, Van Kampen and its affiliated asset management companies managed approximately $402 billion in assets under management. Van Kampen has held its Fund responsibilities since the Fund's inception.

A portion of the Fund's portfolio is managed within Van Kampen's Equity Income team. Current members of the team include James Gilligan, a Managing Director of Van Kampen, James Roeder, an Executive Director of Van Kampen, Sergio Marcheli, Thomas Bastian, and Vince Vizachero, Vice Presidents of Van Kampen.

James Gilligan, who is the Fund's lead portfolio manager, has worked for Van Kampen since 1985 and has managed the Fund since its inception. James Roeder has worked for Van Kampen since 1999 and has managed the Fund since its inception. Sergio Marcheli has worked for Van Kampen since 2003 and has managed the Fund since its inception. Prior to that, he was a portfolio specialist at Van Kampen. Thomas Bastian has worked for Van Kampen since 2003 has managed the Fund since its inception. Prior to that, he was a portfolio manager at Eagle Asset Management. Vince Vizachero has worked for Van Kampen since 2001 and has managed the Fund since its inception. Prior to 2001, he was an analyst at Fidelity.

Each member is responsible for specific sectors, with the exception of Sergio Marcheli. All team members are responsible for the day-to-day management of the Fund and Jim Gilligan is responsible for the execution of the overall strategy of the Fund.

The composition of the team may change without notice from time to time.

Massachusetts Financial Services Company ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116, is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. As of March 31, 2005, MFS had over $_____ billion in assets under management. MFS has held its Fund responsibilities since the Fund's inception.

Steven R. Gorham, Senor Vice President has primarily responsibility for the day-to-day management of MFS's share of the Fund's assets Mr. Gorham has been employed in the MFS investment management area since 1992 and his responsibilities since the Fund's inception.

Small Cap Growth Fund

Columbia Wanger Asset Management, L.P. ("Columbia WAM"), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, and its predecessor have managed mutual funds since 1992. As of March 31, 2005, Columbia WAM had over $___ billion in assets under management. Columbia WAM has held its Fund responsibilities since the Fund's inception.

Robert A. Mohn, a Portfolio Manager with Columbia WAM, is primarily responsible for the day-to-day management of Columbia WAM's share of the Fund's assets. Mr. Mohn has been a member of the domestic analytical team at Columbia WAM and its predecessor since 1992 and has been a portfolio manager since 1996. He has held his Fund responsibilities since the Fund's inception.

Oberweis Asset Management, Inc. ("OAM"), located at 951 Ice Cream Dr., Suite 200, North Aurora, Illinois 60542 was founded in 1989 and manages mutual fund and private accounts. As of March 31, 2005, OAM and its affiliates had over $_____ million in assets under management. OAM has held its Fund responsibilities since April 1, 2004.

James W. Oberweis, CFA, is President and Portfolio Manager with OAM, is primarily responsible for the day-to-day management of OAM's share of the Fund's assets. Mr. Oberweis has been a member of the portfolio management team at OAM since 1996. He has held his Fund responsibilities since April 1, 2004.

Small Cap Value Fund

Hotchkis and Wiley Capital Management, LLC ("H&W"), located at 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, was founded in 1980 and manages institutional and private accounts and mutual funds. As of March 31, 2005, H&W had over $__ billion in assets under management. H&W has held its Fund responsibilities since the Fund's inception.

Jim Miles and David Green, each a Principal of H&W, are primarily responsible for the day-to-day management of H&W's share of the Fund's assets. Messrs. Miles and Green joined H&W in 1995 and 1997, respectively. They have held their Fund responsibilities since the Fund's inception.

The Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("Delafield"), located at 600 Fifth Avenue, New York, New York 10020, has been in the asset management business since 1970. As of March 31, 2005, Delafield had over $___ billion in assets under management. Delafield has held its Fund responsibilities since the Fund's inception.

J. Dennis Delafield and Vincent Sellecchia are primarily responsible for the day-to-day management of Delafield's share of the Fund's assets. Messrs. Delafield and Sellecchia are Managing Directors of Reich & Tang Capital Management Group, a division of Delafield. They have been associated with Delafield since 1991 and have held their Fund responsibilities since the Fund's inception.

International Fund

Mondrian Investment Partners Limited ("Mondrian"), located at 80 Cheapside, 3rd Floor, London, England EC2V 6EE, has been in the global asset management business since 1990. As of March 31, 2005, Mondrian had over $___ billion in assets under management. Mondrian has held its Fund responsibilities since the Fund's inception.

Emma Lewis, Hugh Serjeant and Fiona A. Barwick are primarily responsible for the day-to-day management of Mondrian's share of the Fund's assets.

Ms. Barwick is a Senior Portfolio Manager and has been with Mondrian since 1993.

Ms. Lewis is a Senior Portfolio Manager and has been with Mondrian since 1995.

Mr. Serjeant is a Senior Portfolio Manager and has been with Mondrian since [_______].

[They have held their Fund responsibilities since the Fund's inception.]

Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, was organized in 1997 as a registered investment advisor. Marsico Capital provides investment management services to other mutual funds, institutional accounts and, as of March 31, 2005, had approximately $___ billion under management. Marsico Capital has held its Fund responsibilities since the Fund's inception.

James G. Gendelman, a Portfolio Manager and Senior Analyst with Marsico Capital, is primarily responsible for the day-to-day management of Marsico Capital's share of the Fund's assets. Prior to joining Marsico Capital in May 2000 as a portfolio manager, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co. He has held his Fund responsibilities since the Fund's inception.

Fixed Income Fund

Paul Grillo, Timothy L. Rabe and Philip R. Perkins are primarily responsible for the day-to-day management of the Manager's share of the Fund's assets. Mr. Grillo is a Senior Vice President and Senior Portfolio Manager and has been with Delaware Investments since 1993. Mr. Rabe is a Senior Vice President and Senior Portfolio Manager and has been with Delaware Investments since 2000. Prior to joining Delaware Investments, Mr. Rabe was a high-yield portfolio manager for Conseco Capital Management. Mr. Perkins is a Senior Vice President and Senior Portfolio Manager and has been with Delaware Investments since 2003. Prior to joining Delaware Investments, Mr. Perkins was Managing Director of the Emerging Markets Division of Global Markets for Deutsche Bank. Messrs. Grillo and Rabe have held their Fund responsibilities since the Fund's inception, and Mr. Perkins assumed responsibilities on September 1, 2004.

When making investment decisions for the Fund Messrs. Grillo, Rabe and Perkins consult with Ryan K. Brist and Stephen R. Cianci. Mr. Brist is a Managing Director of Fixed Income and has been with Delaware Investments since 2000. Mr. Cianci is a Senior Portfolio Manager and has been with Delaware Investments since 1992. Mr. Brist assumed his Fund responsibilities on September 1, 2004, and Mr. Cianci has held his Fund responsibilities since the Fund's inception.

Deutsche Investment Management Americas Inc. ("DIMA Inc.") (doing business as Scudder Investments), located at 345 Park Avenue, New York, New York 10154, provides a full range of investment advisory services to institutional and retail clients. As of March 31, 2005, DIMA Inc. had over $___ billion in assets under management. DIMA Inc. has held its Fund responsibilities since the Fund's inception.

A team of portfolio managers, led by Gary Bartlett, is primarily responsible for the day-to-day management of DIMA Inc.'s share of the Fund's assets. Mr. Bartlett is a Managing Director of DIMA Inc. and joined the firm in 1991. Mr. Bartlett and his team have held their Fund responsibilities since the Fund's inception.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

--------------------------------------------------------------------------------
Who's who?
--------------------------------------------------------------------------------

The following describes the various organizations involved with managing, administering and servicing the Funds.

Board of Trustees. A mutual fund is governed by a Board of Trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Funds rely on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Funds to be comprised of a majority of such independent Trustees. These independent fund Trustees, in particular, are advocates for shareholder interests.

Investment manager and Sub-advisers. An investment manager is a company with overall responsibility for the management of a fund's assets. A sub-adviser is a company generally responsible for the day-to-day management of the fund's assets or some portion thereof. The sub-adviser is selected and supervised by the investment manager. The investment manager or the sub-adviser, as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in a mutual fund's prospectus. The investment manager or the sub-adviser, as the case may be, places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. A written contract between the investment manager and the sub-adviser specifies the services the sub-adviser performs. The manager and the sub-adviser are subject to numerous legal restrictions, especially regarding transactions with the funds they advise. Delaware Management Company serves as the Funds' manager. The Funds' sub-advisers are identified under the heading "Who manages the Funds?".

The Trust has applied for an exemptive order from the SEC ("Multi-Manager Order") that would permit the Manager, subject to certain conditions, to enter into sub-advisory agreements with sub-advisers approved by the Trustees, but without the requirement of shareholder approval. If the Trust obtains the Multi-Manager Order, the Manager will be able, subject to the approval of the Trustees, but without shareholder approval, to employ new sub-advisers for new or existing funds, change the terms of particular sub-advisory agreements or continue the employment of existing sub-advisers after events that under the 1940 Act and the sub-advisory agreements would cause an automatic termination of the agreement. However, the Manager will not be able to enter into a sub-advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the sub-advisory agreement with the Affiliated Adviser, including compensation thereunder, is approved by the affected Fund's shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed fund, the fund's initial shareholder. Although shareholder approval would not be required for the termination of sub-advisory agreements, shareholders of a Fund would continue to have the right to terminate such agreements for the Fund at any time by a vote of a majority of outstanding voting securities of the Fund. In employing a multi-manager approach, an investment manager may hire consultants to assist with its duties. The Manager has hired Linsco/Private Ledger Corp., a registered broker-dealer and investment adviser, as a consultant to assist with this process.

Portfolio managers. Portfolio managers are employed by the investment manager and/or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis. The Funds' portfolio managers are identified under the heading "Who manages the Funds?".

Custodian. Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets. JPMorgan Chase Bank serves as the Funds' custodian.

Distributor. Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices. Delaware Distributors, L.P. serves as the Funds' distributor. Shares of the Funds may be purchased only through a securities dealer or other financial intermediary that has entered into an agreement with the Funds' distributor (a "participating securities dealer or other financial intermediary"), including Linsco/Private Ledger Corp.

Financial intermediary wholesaler. Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. is primarily responsible for promoting the sale of Fund shares through participating securities dealers or other financial intermediaries.

Service agent. Mutual fund companies employ one or more service agents to provide transfer agency, shareholder, accounting, and administrative services. Transfer agents maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Shareholder service agents provide customer service to shareholders. Fund accountants price portfolio holdings and calculate fund net asset values. Fund administrators provide various administrative services such as coordinating service provider relationships, contract renewals and Board meetings. Delaware Service Company, Inc. serves as the Funds' service agent. Linsco/Private Ledger Corp. serves as, and other participating securities dealers or other financial intermediaries may also serve as, the Funds' sub-service agent with respect to Fund shares they have sold.

Securities dealers and other financial intermediaries. Securities dealers and other financial intermediaries provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Participating securities dealers or other financial intermediaries are compensated for their services, generally through sales commissions, and through 12b-1 distribution and/or service fees deducted from a Fund's assets.

Shareholders. Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

--------------------------------------------------------------------------------
About your account
--------------------------------------------------------------------------------

Investing in the Funds

Shares of the Funds may be purchased only through a participating securities dealer or other financial intermediary.

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your participating securities dealer or other financial intermediary to determine which class best suits your investment goals and time frame.

Certain participating securities dealers or other financial intermediaries may charge you additional fees in connection with transactions in Fund shares.

Choosing a share class

Class A

o Class A shares have a front-end sales charge of up to 5.75% (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund) or 4.50% (Fixed Income Fund) that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $75,000 or more (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund) or $100,000 or more (Fixed Income Fund), your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances, the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are subject to annual 12b-1 fees of 0.35% of average daily net assets (of which 0.25% are service fees) paid to the distributor, participating securities dealers or other financial intermediaries for providing services and/or maintaining shareholder accounts. The 12b-1 fee for Class A shares is lower than the 12b-1 fees for Class B and Class C shares.

o     Class A shares are not subject to a contingent deferred sales charge.

Class A sales charges

[The following sales charge as a percentage of the amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual percentage will vary on the amount invested, rounding and the then-current NAV. Similarly, the actual sales charge as a percentage of offering price may be different due to the amount invested, rounding and the then-current offering price may be greater or lesser than the percentage shown.]

--------------------------------------------------------------------------------
Large Cap Growth Fund, Large Cap Value Fund,
Small Cap Growth Fund, Small Cap Value
Fund, and International Fund
--------------------------------------------------------------------------------

                                                                         Sales Charge as a %    Gross Dealer's
                                                 Sales Charge as a %     of Net Amount          Commission as a % of
Amount of Investment                             of Offering Price       Invested               Offering Price
Up to $74,999                                    5.75%                   6.10%                  5.75%
$75,000 to $99,999                               4.75%                   4.99%                  4.75%
$100,000 to $249,999                             3.75%                   3.90%                  3.75%
$250,000 to $499,999                             2.50%                   2.56%                  2.50%
$500,000 to $999,999                             2.00%                   2.04%                  2.00%
$1,000,000 +                                     0.00%                   0.00%                  0.00%

--------------------------------------------------------------------------------
Fixed Income Fund
--------------------------------------------------------------------------------

                                                                         Sales Charge as a %    Gross Dealer's
                                                 Sales Charge as a %     of Net Amount          Commission as a % of
Amount of Investment                             of Offering Price       Invested               Offering Price
Up to $99,999                                    4.50%                   4.71%                  4.50%
$100,000 to $249,999                             3.50%                   3.63%                  3.50%
$250,000 to $499,999                             2.50%                   2.56%                  2.50%
$500,000 to $999,999                             2.00%                   2.04%                  2.00%
$1,000,000 +                                     0.00%                   0.00%                  0.00%

Class B

o Class B shares have no front-end sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o For Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a continent deferred sales charge of 4.00%. The contingent deferred sales charge declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

o For Fixed Income Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a continent deferred sales charge of 4.00%. The contingent deferred sales charge declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

o Under certain circumstances, the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees of 1.00% of average daily net assets (of which 0.25% are service fees) paid to the distributor, participating securities dealers or other financial intermediaries for providing services and/or maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of 0.35%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase any amount up to $100,000 of Class B shares at any one time.

Class C

o Class C shares have no front-end sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1.00% if you redeem your shares less than one year after you buy them.

o Under certain circumstances, the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to annual 12b-1 fees of 1.00% of average daily net assets (of which 0.25% are service fees) paid to the distributor, participating securities dealers or other financial intermediaries for providing services and/or maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time.

Each share class has adopted a separate 12b-1 plan that allows it to pay service fees for providing services to shareholders of that class and/or maintaining shareholder accounts for that class, and distribution fees for the sale and distribution of shares of the class. Because these fees are paid out of class assets on an ongoing basis, over time the fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Dealer compensation

The participating securities dealer or other financial intermediary (including Linsco/Private Ledger Corp.) that sells you shares of a Fund may be eligible to receive the following amounts as compensation for your investment in the Fund.

-----------------------------------------------------------------------------------------------------
Large Cap Growth Fund, Large Cap
Value Fund, Small Cap Growth Fund,
Small Cap Value Fund, and
International Fund                                 Class A(1)      Class B(2)        Class C(3)
-----------------------------------------------------------------------------------------------------
Gross Dealer's Commission                               None            4.00%             1.00%
-----------------------------------------------------------------------------------------------------
Investment up to $74,999                               5.75%             None             None
-----------------------------------------------------------------------------------------------------
$75,000 - $99,999                                      4.75%             None             None
-----------------------------------------------------------------------------------------------------
$100,000 - $249,999                                    3.75%             None             None
-----------------------------------------------------------------------------------------------------
$250,000 - $499,999                                    2.50%             None             None
-----------------------------------------------------------------------------------------------------
$500,000 - $999,999                                    2.00%             None             None
-----------------------------------------------------------------------------------------------------
$1,000,000 +                                           0.00%             None             None
-----------------------------------------------------------------------------------------------------
12b-1 Distribution and/or Service Fee to Dealer        0.35%            0.25%             1.00%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Fixed Income Fund
-----------------------------------------------------------------------------------------------------
Gross Dealer's Commission                               None            4.00%             1.00%
-----------------------------------------------------------------------------------------------------
Investment up to $99,999                               4.50%             None             None
-----------------------------------------------------------------------------------------------------
$100,000 - $249,999                                    3.50%             None             None
-----------------------------------------------------------------------------------------------------
$250,000 - $499,999                                    2.50%             None             None
-----------------------------------------------------------------------------------------------------
$500,000 - $999,999                                    2.00%             None             None
-----------------------------------------------------------------------------------------------------
$1,000,000 +                                           0.00%             None             None
-----------------------------------------------------------------------------------------------------
12b-1 Distribution and/or Service Fee to Dealer        0.35%            0.25%             1.00%
-----------------------------------------------------------------------------------------------------

(1) On sales of Class A shares, the distributor re-allows to your participating securities dealer or other financial intermediary the full amount of the front-end sales charge and the full 0.35% 12b-1 distribution and service fee applicable to Class A.

(2) On sales of Class B shares, the distributor pays your participating securities dealer or other financial intermediary an up-front commission of 4.00%. Your participating securities dealer or other financial intermediary also may be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase. After approximately eight years, Class B shares automatically convert into Class A shares and your participating securities dealer or other financial intermediary may then be eligible to receive the full 0.35% 12b-1 distribution and service fee applicable to Class A.

(3) On sales of Class C shares, the distributor pays your participating securities dealer or other financial intermediary an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%, which your participating securities dealer or other financial intermediary may be eligible to receive at the time of purchase. During the first 12 months, the distributor retains the full 1.00% 12b-1 distribution and service fee to offset partially the up-front commission paid and the 0.25% 12b-1 service fee advanced at the time of purchase. Starting in the 13th month, your participating securities dealer or other financial intermediary may be eligible to receive the full 1.00% 12b-1 distribution and service fee applicable to Class C.

In addition, participating securities dealers or other financial intermediaries (including Linsco/Private Ledger Corp.) who have entered into a sub-service agreement with Delaware Service Company, Inc. may receive from Delaware Service Company, Inc. compensation at an annual rate of up to 0.25% of each Fund's average daily net assets, with respect to Fund shares they have sold.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. You may need to provide information to your participating securities dealer or other financial intermediary or to the Fund in order to qualify for a reduction in sales charges, such as your total Optimum Fund holdings and the names of qualifying family members and their holdings. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your participating securities dealer or other financial intermediary. Your participating securities dealer or other financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs.

----------------------------------------------------------------------------------------------------------------------
Program                   How it works                                   Share class
                                                 A                       B                      C
----------------------------------------------------------------------------------------------------------------------
Letter of Intent          Through a Letter of    X                       Although the Letter of Intent and Rights of
                          Intent you agree to                            Accumulation do not apply to the purchase
                          invest a certain                               of Class B and Class C shares, you can
                          amount in Optimum                              combine your purchase of Class A shares
                          Funds over a                                   with your purchase of Class B and Class C
                          13-month period to                             shares to fulfill your Letter of Intent or
                          qualify for reduced                            qualify for Rights of Accumulation.
                          front-end sales
                          charges.
----------------------------------------------------------------------------------------------------------------------
Rights of Accumulation    You can combine your   X
                          holdings or
                          purchases of all
                          Optimum Funds as
                          well as the holdings
                          and purchases of
                          your spouse and
                          children under 21 to
                          qualify for reduced
                          front-end sales
                          charges.
----------------------------------------------------------------------------------------------------------------------
Reinvestment of           Up to 35 days after      For Class A, you will   For Class B, your      Not available.
Redeemed Shares           you redeem shares,       not have to pay an      account will be
                          you can reinvest the     additional front-end    credited with the
                          proceeds without         sales charge.           contingent deferred
                          paying a sales                                   sales charge you
                          charge as noted to                               previously paid on
                          the right.                                       the amount you are
                                                                           reinvesting. Your
                                                                           schedule for
                                                                           contingent deferred
                                                                           sales charges and
                                                                           conversion to Class
                                                                           A will not start
                                                                           over again; it will
                                                                           pick up from the
                                                                           point at which you
                                                                           redeemed your shares.
----------------------------------------------------------------------------------------------------------------------

Each Fund may, from time to time, waive the front-end sales charge on its Class A shares sold to clients of certain participating securities dealers or other financial intermediaries meeting criteria established by the Funds' distributor. This privilege will apply only to a client who can document that such Class A shares were purchased with proceeds from the redemption of shares from an unaffiliated mutual fund on which a sales charge was paid or that were subject at any time to a contingent deferred sales charge, and when the Fund's distributor has determined in its sole discretion that the unaffiliated fund invests primarily in the same types of securities as or has an investment objective similar to that of the Fund purchased. The shares of the unaffiliated fund must have been purchased within the last two years prior to the date on which Class A shares are purchased, and purchases of Class A shares must be made within thirty (30) days of redemption from the unaffiliated fund.

How to buy shares

Through your financial intermediary [GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Your participating securities dealer or other financial intermediary can handle all the details of purchasing shares, including opening an account. Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange [GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

You may also purchase shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

You can open an account with an initial investment of $2,500 and make additional investments at any time for as little as $100. If you are buying shares in an individual retirement account (IRA) or Roth IRA, or under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the minimum investment is $250, and you can make additional investments of only $25. The minimum for a Coverdell Education Savings Account ("Coverdell ESA") is $500. Under certain circumstances, the initial and additional investment minimums may be waived; please see the Statement of Additional Information. Your participating dealer or other financial intermediary may have different account and investment requirements.

Certificates representing shares purchased are not issued.

The price to buy shares is the net asset value per share ("NAV"), plus any applicable sales charge. This is the offering price. The price of your shares is based on the next calculation of NAV after your order is placed. For your purchase order to be priced at the NAV on the day of your order, you must submit your order to your participating securities dealer or other financial intermediary prior to that day's close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Your participating securities dealer or other financial intermediary is responsible for making sure that your order is promptly sent to the Fund. Any purchase order placed after the close of regular trading on the New York Stock Exchange will be priced at the NAV at the close of regular trading on the next business day. A Fund may reject any order to buy shares and may suspend the sale of shares at any time.

We determine each Fund's NAV at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the NAV.

Securities listed on a U.S. securities exchange for which market quotations are available are normally valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted domestic equity securities are normally valued at the last sale price as of the close of the New York Stock Exchange. Domestic equity securities traded over-the-counter and domestic equity securities that are not traded on the valuation date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

Securities listed on a foreign exchange are generally valued at the last quoted sales price at the close of the exchange on which the security is primarily traded or at the last quoted sales price available at the time when net assets are valued. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange, as provided by an independent pricing service. Foreign securities may trade on weekends or other days when a Fund does not price its shares. While the value of a Fund's assets may change on these days, you will not be able to purchase or redeem Fund shares.

U.S. Government securities are normally priced at the mean of the bid and asked price. Corporate bonds and other fixed-income securities are generally valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

For other assets and securities for which quotations are determined to be not readily available (possibly including restricted securities) we use methods approved by the Funds' Board of Trustees that are designed to price securities at their fair market value.

Fair valuation

Each Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the investment manager, which operates under the policies and procedures approved by the Board, to value a Fund's assets on behalf of each Fund. The Pricing Committee values Fund assets as described above.

How to sell shares

Through your financial intermediary [GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Your participating securities dealer or other financial intermediary can handle all the details of redeeming your shares. Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange [GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

You may also redeem shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

The price to sell shares is the NAV, minus any applicable contingent deferred sales charge. The price of your shares is based on the next calculation of NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your participating securities dealer or other financial intermediary prior to that day's close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time). Your participating securities dealer or other financial intermediary is responsible for making sure that your redemption request is promptly sent to the Fund. Any redemption request placed after the close of regular trading on the New York Stock Exchange will be priced at the NAV at the close of regular trading on the next business day. A Fund may reject an order to sell shares under certain circumstances.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one Fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

How to transfer shares

You may transfer your Fund shares only to another participating securities dealer or other financial intermediary. All future trading of these assets must be coordinated by the receiving firm. You may not transfer your Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the distributor. In this case, you must either transfer your shares to an account with the Funds' service agent (contact Delaware Service Company, Inc. at (800) 914-0278 for information), or sell your shares and pay any applicable deferred sales charge. Certain shareholder services may not be available for the transferred shares. If you hold Fund shares directly with the Funds' service agent, you may purchase, only through dividend reinvestment, additional shares of only those Funds previously owned before the transfer.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs and Roth IRAs, or Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts, and $500 for Coverdell ESAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem the shares in your account (without charging any deferred sales charge) after 60 days' written notice to you. Under certain circumstances, the account minimums may be waived; please see the Statement of Additional Information.

Special services

To help you build your investments, we offer the following special services.

Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from you account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan.

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or in the same share class in another Fund. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You can exchange all or part of your shares of one Fund for shares of the same class of another Fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. When exchanging shares of one Fund for the same class of shares of other Funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for purposes of determining the contingent deferred sales charge and (when exchanging Class B shares) the conversion to Class A shares will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

Short-term or excessive trading into or out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if, in Fund management's opinion, the transaction is deemed harmful to the Fund's other shareholders or would disrupt the management of the Fund.

Frequent trading of Fund shares

Each Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to each Fund and its shareholders, such as market timing. Each Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. Each Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use a Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of a Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of a Fund and its agents to detect market timing in Fund shares, there is no guarantee that a Fund will be able to identify these shareholders or curtail their trading practices. In particular, a Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

Dividends, distributions and taxes

Each of the Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fixed Income Fund expects to declare and distribute dividends quarterly. Each Fund will distribute net capital gains, if any, at least annually and may distribute net capital gains twice a year.

We automatically reinvest all dividends and capital gains, unless we receive other instructions.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The tax rate on capital gains is less than the tax rate on ordinary income.

You also may be subject to state and local taxes on distributions. Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Investments by fund of funds and investment vehicles that operate similarly to funds of funds

The Fund accepts investments from funds of funds, including those within Delaware Investments family, and investment vehicles that operate similarly to funds of funds, such as 529 plans. A "529 Plan" is a college savings program that operates under section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The investment manager will monitor transactions by the funds of funds and/or similar investment vehicles and will attempt to minimize any adverse effects on the Fund and funds of funds and/or similar investment vehicle as a result of these transactions.

Financial highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

------------------------------------------------------------------------------------------------------------------------------------
Optimum Large Cap Growth Fund                                            Class A             Class B                Class C

                                                                  ------------------------------------------------------------------
                                                                    Year      8/1/03(1)    Year    8/1/03(1)     Year     8/1/03(1)
                                                                    ended         to      ended        to        ended        to
                                                                   3/31/04     3/31/04   3/31/04    3/31/04     3/31/04    3/31/04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currencies
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

------------------------------------------------------------------------------------------------------------------------------------
Optimum Large Cap Value Fund                                            Class A              Class B                Class C

                                                                  ------------------------------------------------------------------
                                                                    Year      8/1/03(1)    Year    8/1/03(1)     Year     8/1/03(1)
                                                                    ended         to      ended        to        ended        to
                                                                   3/31/04     3/31/04   3/31/04    3/31/04     3/31/04    3/31/04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currencies
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions from:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

------------------------------------------------------------------------------------------------------------------------------------
Optimum Small Cap Growth Fund                                           Class A              Class B                 Class C

                                                                  ------------------------------------------------------------------
                                                                    Year      8/1/03(1)    Year    8/1/03(1)     Year     8/1/03(1)
                                                                    ended         to      ended        to        ended        to
                                                                   3/31/04     3/31/04   3/31/04    3/31/04     3/31/04    3/31/04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currencies
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

------------------------------------------------------------------------------------------------------------------------------------
Optimum Small Cap Value Fund                                            Class A              Class B                Class C

                                                                  ------------------------------------------------------------------
                                                                    Year      8/1/03(1)    Year    8/1/03(1)     Year     8/1/03(1)
                                                                    ended         to      ended        to        ended        to
                                                                   3/31/04     3/31/04   3/31/04    3/31/04     3/31/04    3/31/04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currencies
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions from:
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

------------------------------------------------------------------------------------------------------------------------------------
Optimum International Fund                                              Class A              Class B                 Class C

                                                                  ------------------------------------------------------------------
                                                                    Year      8/1/03(1)    Year    8/1/03(1)     Year     8/1/03(1)
                                                                    ended         to      ended        to        ended        to
                                                                   3/31/04     3/31/04   3/31/04    3/31/04     3/31/04    3/31/04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currencies
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions from:
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

------------------------------------------------------------------------------------------------------------------------------------
Optimum Fixed Income Fund                                               Class A               Class B                Class C

                                                                  ------------------------------------------------------------------
                                                                    Year      8/1/03(1)    Year    8/1/03(1)     Year     8/1/03(1)
                                                                    ended         to      ended        to        ended        to
                                                                   3/31/04     3/31/04   3/31/04    3/31/04     3/31/04    3/31/04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currencies
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions from:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

How to read the Financial highlights

Net investment income (loss)

Net investment income (loss) includes dividend and interest income earned from the Fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be under "Less dividends and distributions from - Net realized gain on investments."

Net asset value (NAV)

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets

Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets

The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets

We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover

This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. High turnover can result in increased transaction costs and tax liability for investors and may affect the Fund's performance.

--------------------------------------------------------------------------------
Appendix: Sub-advisers' past performance
--------------------------------------------------------------------------------

This Appendix provides additional information about the past performance of the sub-advisers that the Manager has selected to advise a portion of each Fund. For each sub-adviser, this Appendix presents past performance information for all mutual funds and accounts (the "Composite"), unless otherwise noted, that the sub-adviser manages or sub-advises with substantially similar investment objectives, policies and strategies as the portion of the Optimum Fund that the sub-adviser advises.

The past performance of each Composite has been calculated net of fees and expenses as described in the notes for each Sub-Adviser's performance. The total operating fees and expenses of a Composite may be lower than the total operating expenses of the corresponding Optimum Fund, in which case the Composite performance shown would have been lower had the total operating expense of its corresponding Optimum Fund been used to compute the comparable Composite performance.

The Manager requires the sub-advisers to present to the Manager the Composite performance of all substantially similar managed accounts and mutual funds to help ensure that the sub-adviser is showing the performance of all such managed accounts and mutual funds, and not just its best performing managed accounts and mutual funds. The Manager has requested that each sub-adviser make certain representations concerning the appropriate presentation and calculation of Composite Performance.

The Composite Performance of the sub-advisers is no guarantee of future results in managing an Optimum Fund or portion thereof. Please note the following cautionary guidelines in reviewing this Appendix:

      o Performance figures are not the performance of the Optimum Funds. The performance shown for the sub-advisers is not the performance of any Optimum Fund or portion thereof and is not an indication of how the Fund or portion thereof would have performed in the past or will perform in the future. Each Optimum Fund's performance in the future will be different from the Composite performance of the sub-advisers due to factors such as differences in the cash flows into and out of the funds and advisory accounts included in the Composites, and different fees, expenses, performance calculation methods, and portfolio sizes and composition. In particular, Composite performance is not necessarily an indication of how any Optimum Fund will perform, as the accounts comprising the Composite may not be subject to investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, can have a negative impact on performance.

      o Most Optimum Funds have more than one sub-adviser. Each sub-adviser, except the sub-adviser to the Small Cap Growth Fund, advises only a portion of an Optimum Fund's assets. As a result, the future performance of each sub-adviser will affect the performance of an Optimum Fund only with respect to the percentage of the Fund's assets that it advises. Furthermore, the proportion of an Optimum Fund's assets that the Manager initially allocates to each sub-adviser may change over time because (1) the Manager can change the percentage of a Fund's assets allocated to a sub-adviser at any time, and (2) the assets under management by any sub-adviser will increase or decrease depending upon the performance and market value of those sub-advised assets. Initially, the Manager expects to allocate a Fund's assets approximately equally to each of the Fund's sub-advisers. You should consider the Manager's discretion to change the asset allocation among sub-advisers and the Funds' ability to change sub-advisers and alter the number of sub-advisers when reviewing the Composite Performance.

      o Sub-adviser and benchmark performance are averages for the periods shown. The information below shows average annual total rates of return for the periods indicated, but does not reflect the volatility that may occur within a given period.

The following tables provide average annual total returns for the periods ended March 31, 2004.

LARGE CAP GROWTH


-----------------------------------------------------------------------------------------------------------------
                                         T. Rowe Price Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
                                                                                       Since Fund    Inception
                                       1 Year     3 Years        5 Years    10 Years   Inception     Date
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock                                                                           9/30/02
Fund - R Class
-----------------------------------------------------------------------------------------------------------------

S&P 500 Stock Index                                                                                  --
-----------------------------------------------------------------------------------------------------------------

Russell 1000 Growth Index                                                                            --
-----------------------------------------------------------------------------------------------------------------


The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe") is for the T. Rowe Price Growth Stock Fund, which is managed substantially similarly to the Fund and which T. Rowe believes is the most appropriate measure of its investment record. Performance for the T. Rowe Price Growth Stock Fund has been calculated in accordance with the requirements of the SEC. The T. Rowe Price Growth Stock Fund is a no-load mutual fund, and as such, does not have a sales charge. The T. Rowe Price R Classes incepted on September 30, 2002 and has the highest level of operating expenses of the Fund's share classes. The R Class shares the portfolio of the existing retail fund (the T. Rowe Price Growth Stock Fund). The total return figures have been calculated using the performance data of the retail Investor Class of the T. Rowe Price Growth Stock Fund up to the inception date of the R Class, and the actual performance results of the R Class since that date. The "inception date" shown in the above table is the date on which the retail fund started operations. For the similar periods the performance of the Investor Class of the retail fund was 35.41%, 2.86%, 2.05% and 11.85% and for the period since inception, 11.22%. The performance results of the Investor Class have not been adjusted to reflect the 12b-1 fee associated with the R Class. Had this fee been included, the performance would have been lower.


-----------------------------------------------------------------------------------------------------------------
                                        Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------
                                                                                       Since Fund    Inception
                                       1 Year     3 Years        5 Years    10 Years   Inception     Date
-----------------------------------------------------------------------------------------------------------------
Marsico Composite (Marsico                                                                           12/31/97
Growth Fund)
-----------------------------------------------------------------------------------------------------------------

S&P 500 Stock Index                                                                                  --
-----------------------------------------------------------------------------------------------------------------

Russell 1000 Growth Index                                                                            --
-----------------------------------------------------------------------------------------------------------------


The Marsico Composite as calculated by Marsico Capital Management, LLC ("Marsico") includes Marsico's sole proprietary mutual funds managed exclusively by Marsico in an investment style substantially similar to the Fund's investment style. Other accounts, including other sub-advised mutual funds, are not included in this Composite. Performance for the Fund has been calculated in accordance with the requirements of the SEC and the AIMR standards. The Marsico Growth Fund is a no-load retail mutual fund, and as such, does not have a sales charge. The results of this fund have been calculated net of fees and trading expenses in accordance with SEC staff interpretations in this area.

Unusual short-tem performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

LARGE CAP VALUE


-----------------------------------------------------------------------------------------------------------------
                                      Massachusetts Financial Services Company
-----------------------------------------------------------------------------------------------------------------
                                                                                       Since Fund    Inception
                                       1 Year     3 Years        5 Years    10 Years   Inception     Date
-----------------------------------------------------------------------------------------------------------------
MFS Composite                                                                                        1/2/96
(MFS Value Fund Class C)

-----------------------------------------------------------------------------------------------------------------
S&P 500 Stock Index                                                                                  --

-----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                                                                             --
-----------------------------------------------------------------------------------------------------------------


The Massachusetts Financial Services Company ("MFS") Composite provided by MFS includes only the MFS Value Fund, which is managed substantially similarly to the Fund and which MFS believes is the most appropriate measure of its investment record. Performance for the MFS Value Fund has been calculated in accordance with the requirements of the SEC. The MFS Value Fund Class C incepted on November 5, 1997. The C Class shares the portfolio of the existing Class A shares of the Fund. The total return figures have been calculated using the performance data of the retail fund up to the inception date of the C Class, and the actual performance results of the C Class since that date. The "inception date" shown in the above table is the date on which Class A started operations. The performance results of the retail fund have not been adjusted to reflect the 12b-1 fee associated with the C Class. Had these fees been included, the performance would have been lower.


-----------------------------------------------------------------------------------------------------------------
                                                    Van Kampen
-----------------------------------------------------------------------------------------------------------------
                                                                                       Since Fund    Inception
                                       1 Year     3 Years        5 Years    10 Years   Inception     Date
-----------------------------------------------------------------------------------------------------------------
Van Kampen Composite                                                                                 11/1/96

-----------------------------------------------------------------------------------------------------------------
S&P 500 Stock Index                                                                                  --

-----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                                                                             --
-----------------------------------------------------------------------------------------------------------------


The Van Kampen Composite includes all similarly managed accounts managed by Van Kampen and its affiliates, except for separately managed accounts (both institutional and retail "SMAs"). SMAs may be subject to customized investment restrictions and do not have the same characteristics (e.g. cash flows and certain investment limitations imposed on mutual funds by the 1940 Act and the Internal Revenue Code). Performance for this Composite has been calculated in accordance with the requirements of the SEC. The performance of this Composite has been calculated net of all advisory fees and operating expenses actually charged to each account. For each mutual fund account in the Composite that issues multiple share classes, the performance was calculated for the share class with the highest expenses or for all share classes of each mutual fund account.

Unusual short-tem performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

SMALL CAP GROWTH


--------------------------------------------------------------------------------------------------------
                                Columbia Wanger Asset Management, L.P.
--------------------------------------------------------------------------------------------------------
                                                                              Since Fund    Inception
                              1 Year     3 Years        5 Years    10 Years   Inception     Date
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Wanger Small Cap                                                                            4/1/96
Equity Composite

--------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                                                                   --
--------------------------------------------------------------------------------------------------------
Russell 2000 Index                                                                          --

--------------------------------------------------------------------------------------------------------


The performance of this Composite includes the performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Growth Fund. The performance of this Composite has been calculated in accordance with AIMR standards and net of a model investment advisory fee equal to the highest fee that could have been charged to any account in the Composite. The performance of the mutual fund accounts in this Composite has been calculated in accordance with the requirements of the SEC.


--------------------------------------------------------------------------------------------------------
                                     Oberweis Asset Management, Inc.
--------------------------------------------------------------------------------------------------------
                                                                              Since Fund    Inception
                              1 Year     3 Years        5 Years    10 Years   Inception     Date
--------------------------------------------------------------------------------------------------------
Oberweis Composite                                                                          1/1/88

--------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                                                                   --
--------------------------------------------------------------------------------------------------------
Russell 2000 Index                                                                          --

--------------------------------------------------------------------------------------------------------


The performance of this Composite includes the performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Growth Fund. The performance of this Composite has been calculated in accordance with AIMR standards and net of a model investment advisory fee equal to the highest fee that could have been charged to any account in the Composite. The performance of the mutual fund accounts in this Composite has been calculated in accordance with the requirements of the SEC.

Unusual short-tem performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

SMALL CAP VALUE


--------------------------------------------------------------------------------------------------------
                                  Hotchkis and WIley Capital Management, LLC
--------------------------------------------------------------------------------------------------------
                                                                              Since Fund    Inception
                              1 Year     3 Years        5 Years    10 Years   Inception     Date
--------------------------------------------------------------------------------------------------------
Hotchkis and Wiley                                                                          10/01/85
Small Cap Value
Composite

--------------------------------------------------------------------------------------------------------
Russell 2000 Value Index                                                                    --
--------------------------------------------------------------------------------------------------------


The performance of this Composite includes the performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Value Fund. The performance of this Composite has been calculated in accordance with acceptable methods set forth by AIMR-PPS standards and net of the actual investment advisory fees charged to accounts in the Composite. The performance of the mutual fund accounts in this Composite have been calculated in accordance with the requirements of the SEC and have included only the performance of the institutional share class, which differ from the other share classes only by not having a 12b-1 fee.


--------------------------------------------------------------------------------------------------------
                                     Delafield Asset Management Division
                                    of Reich & Tang Asset Management, LLC
--------------------------------------------------------------------------------------------------------
                                                                              Since Fund    Inception
                              1 Year     3 Years        5 Years    10 Years   Inception     Date
--------------------------------------------------------------------------------------------------------
Delafield Asset                                                                             1/1/93
Management's Normal
Risk Composite

--------------------------------------------------------------------------------------------------------
Russell 2000 Value Index                                                                    --
--------------------------------------------------------------------------------------------------------


The performance of this Composite includes the performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Value Fund. The performance of this Composite has been calculated in accordance with AIMR standards and has not been calculated net of investment advisory fees and trading expenses. The performance of mutual fund account(s) in this Composite has been calculated in accordance with the requirements of the SEC.

Unusual short-tem performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

INTERNATIONAL


------------------------------------------------------------------------------------------------------------------
                                       Mondrian Investment Partners Limited
------------------------------------------------------------------------------------------------------------------
                                                                                        Since Fund    Inception
                                        1 Year     3 Years        5 Years    10 Years   Inception     Date
------------------------------------------------------------------------------------------------------------------
Mondrian Composite                                                                                    10/1/1991

------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital                                                                                --
International EAFE Index
------------------------------------------------------------------------------------------------------------------

The performance of this Mondrian Investment Partners Limited ("Mondrian") Composite includes the performance of all accounts with substantially similar investment objectives, policies and strategies to those of the Optimum International Fund. The performance of this Composite has been calculated in accordance with AIMR standards and net of fees. The performance of the mutual fund accounts in this Composite have been calculated in accordance with the requirements of the SEC.

------------------------------------------------------------------------------------------------------------------
                                              Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------
                                                                                        Since Fund    Inception
                                        1 Year     3 Years        5 Years    10 Years   Inception     Date
------------------------------------------------------------------------------------------------------------------
Marsico Composite                                                                                     6/30/00
(Marsico International
Opportunities Fund)

------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital                                                                                --
International EAFE Index
------------------------------------------------------------------------------------------------------------------


The Marsico Composite as calculated by Marsico Capital Management, LLC ("Marsico") includes Marsico's sole proprietary mutual funds managed exclusively by Marsico in an investment style substantially similar to the Fund's investment style. Other accounts, including other sub-advised mutual funds, are not included in this Composite. Performance for the Fund has been calculated in accordance with the requirements of the SEC and the Amended and Restated AIMR-PPS Standards, the U.S. and Canadian Version of GIPS ("AIMR Standards"). The Marsico International Opportunities Fund is a no-load retail mutual fund, and as such, does not have a sales charge. The results of this fund have been calculated net of fees and trading expenses in accordance with SEC staff interpretations in this area.

Unusual short-tem performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

FIXED INCOME


------------------------------------------------------------------------------------------------------------------
               Deutsche Investment Management Americas Inc. doing business as Scudder Investments
------------------------------------------------------------------------------------------------------------------
                                                                                        Since Fund    Inception
                                        1 Year     3 Years        5 Years    10 Years   Inception     Date
------------------------------------------------------------------------------------------------------------------
Scudder Investments Core                                                                              1/1/93
Fixed Income Composite

------------------------------------------------------------------------------------------------------------------
Lehman Brothers                                                                                       --
Aggregate Bond Index
------------------------------------------------------------------------------------------------------------------


The performance of this Composite includes the performance of all fee-paying accounts equal to or greater than $10 million managed on a fully discretionary basis with a substantially similar strategies to those of the Optimum Fixed Income Fund. The performance of this Composite has been prepared in compliance with AIMR standards and net of fees. Composite accounts include all portfolios managed for Deutsche Asset Management Americas by Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Asset Management Canada Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.

Unusual short-tem performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

The benchmarks

The Appendix shows how the returns of the Comparable Funds and/or the Account Composites of each of the Sub-Advisers compare to the returns of a broad-based securities market index, an index of funds with similar investment objectives, and/or a blended index. Broad-based securities market indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities market index.

Russell 1000 Growth Index

This index measures the performance of those Russell 1000 companies (the 1,000 largest companies included in the Russell 3000 Index) with higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as determined by total market capitalization.

Russell 1000 Value Index

This index measures the performance of those Russell 1000 companies (the 1,000 largest companies included in the Russell 3000 Index) with lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values than the Growth universe. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as determined by total market capitalization.

Russell 2000 Growth Index

This index measures the performance of those Russell 2000 companies (all 2,000 companies included in the Russell 2000 Index) with higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe. The Russell 2000 Index measures the performance of the 2,000 smallest companies included in the Russell 3000 Index.

Russell 2000 Value Index

This index measures the performance of those Russell 2000 companies (all 2,000 companies included in the Russell 2000 Index) with lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values than the Growth universe. The Russell 2000 Index measures the performance of the 2,000 smallest companies included in the Russell 3000 Index.

Morgan Stanley Capital International Europe, Australasia and Far East (EAFE)
Index

This index measures the performance of approximately 1,045 equity securities issued by companies located in 19 countries and listed on the stock exchanges of Europe, Australasia, and the Far East. Returns are based in U.S. dollars.

Lehman Brothers Aggregate Bond Index

This index covers investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

S&P 500 Stock Index

This Index tracks the performance of a selected group of 500 stocks.

Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small Cap Growth Fund
Optimum Small Cap Value Fund
Optimum International Fund
Optimum Fixed Income Fund

Additional information about each Fund's investments will be available in the Fund's annual and semiannual reports to shareholders. In each Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally considered a part of this prospectus. If you want a free copy of the Statement of Additional Information or an annual or semiannual report, or if you have any questions about investing in a Fund, please contact your participating securities dealer or other financial intermediary. If you hold Fund shares directly with the Funds' service agent, call toll-free (800) 914-0278.

You can find reports and other information about the Funds on the Edgar Database on the SEC's web site (http://www.sec.gov). You can also get copies of this information, after paying a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including the Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the Public Reference Room by calling the SEC at (202) 942-8090.

Registrant's Investment Company Act file number:  811-21335

Fund name
Class name (CUSIP number; Fund number)

Optimum Large Cap Growth Fund
Class A (246118707; 901) / Class B (246118806; 902) / Class C (246118889; 903)

Optimum Large Cap Value Fund
Class A (246118863; 905) / Class B (246118855; 906) / Class C (246118848; 907)

Optimum Small Cap Growth Fund
Class A (246118822; 909) / Class B (246118814; 910) / Class C (246118798; 911)

Optimum Small Cap Value Fund
Class A (246118772; 913) / Class B (246118764; 914) / Class C (246118756; 915)

Optimum International Fund
Class A (246118731; 917) / Class B (246118723; 918) / Class C (246118715; 919)

Optimum Fixed Income Fund
Class A (246118681; 921) / Class B (246118673; 922) / Class C (246118665; 923)

INVESTMENT MANAGER                         -------------------------------------

Delaware Management Company                OPTIMUM FUND TRUST
2005 Market Street OPTIMUM FUND TRUST
Philadelphia, PA  19103-7094               -------------------------------------

NATIONAL DISTRIBUTOR

Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

SERVICE AGENT                              OPTIMUM LARGE CAP GROWTH FUND
                                           OPTIMUM LARGE CAP VALUE FUND
Delaware Service Company, Inc.             OPTIMUM SMALL CAP GROWTH FUND
2005 Market Street                         OPTIMUM SMALL CAP VALUE FUND
Philadelphia, PA 19103-7094                OPTIMUM INTERNATIONAL FUND
                                           OPTIMUM FIXED INCOME FUND
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                     Class A Shares
                                           Class B Shares
Ernst & Young LLP                          Class C Shares
Two Commerce Square                        Institutional Class Shares
Philadelphia, PA  19103

CUSTODIAN

JPMorgan Chase Bank
4 Chase Metrotech Center
Brooklyn, NY  11245




                                           PART B

                                           STATEMENT OF ADDITIONAL INFORMATION
                                           -------------------------------------

                                           JULY __, 2005

                       STATEMENT OF ADDITIONAL INFORMATION
                                  July __, 2005

                               OPTIMUM FUND TRUST
                          Optimum Large Cap Growth Fund
                          Optimum Large Cap Value Fund
                          Optimum Small Cap Growth Fund
                          Optimum Small Cap Value Fund
                           Optimum International Fund
                            Optimum Fixed Income Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

      Optimum Fund Trust (the "Trust") is a diversified, open-end management investment company that is intended to meet a wide range of investment objectives through its separate series (referred to individually as a "Fund" and collectively as the "Funds").

      Each Fund offers three retail classes: Class A Shares, Class B Shares, and Class C Shares (referred to collectively as the "Fund Classes"). Each Fund also offers an Institutional Class. Each class may be referred to individually as a "Class" and collectively as the "Classes."

      This Statement of Additional Information ("Part B" of the Registration Statement) supplements the information contained in the current Prospectuses of the Trust, dated July __, 2005, as they may be amended from time to time. Part B should be read in conjunction with the Funds' Prospectuses. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Funds' Prospectuses. The Funds' Prospectuses may be obtained by writing to or calling your participating securities dealer or other financial intermediary. If you hold Fund shares directly with the Funds' Service Agent, call toll-free (800) 914-0278.

      Each Fund's financial statements, the notes relating thereto, the financial highlights and the report of the independent registered public accounting firm will be incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report will be able to be obtained, without charge, by calling 800-523-1918.

                                TABLE OF CONTENTS

                                                                            Page

Investment Objectives, Restrictions and Policies                              2
Performance Information                                                      29
Trading Practices and Brokerage                                              35
Purchasing Shares                                                            38
Investment Plans                                                             48
Determining Offering Price and Net Asset Value                               51
Redemption and Exchange                                                      53
Dividends, Distributions and Taxes                                           56
Investment Management Agreement and Sub-Advisory Agreements                  62
Portfolio Managers                                                           66
Officers and Trustees                                                        80
General Information                                                          85
Financial Statements                                                         86
Appendix A -- Description of Ratings                                         87
Appendix B -- Proxy Voting Policies and Procedures                           88

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

      The investment objectives of the Funds are below. There can be no assurance that the objective(s) of any Fund will be realized.

      Optimum Large Cap Growth Fund seeks long-term growth of capital.

      Optimum Large Cap Value Fund seeks long-term growth of capital. The Fund may also seek income.

      Optimum Small Cap Growth Fund seeks long-term growth of capital.

      Optimum Small Cap Value Fund seeks long-term growth of capital.

      Optimum International Fund seeks long-term growth of capital. The Fund may also seek income.

      Optimum Fixed Income Fund seeks a high level of income. The Fund may also seek growth of capital.

      The investment objectives of the Funds are non-fundamental and may be changed without shareholder approval. However, the Board of Trustees must approve any changes to non-fundamental investment objectives and the appropriate Fund will notify shareholders prior to a material change in the Fund's objective.

      Fundamental Investment Restrictions - Each Fund has adopted the following restrictions, which cannot be changed without approval by the holders of a "majority" of the respective Fund's outstanding shares, which is a vote by the holders of the lesser of (a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Fund purchases securities.

      Each Fund may not:

      1. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or securities issued by other investment companies) if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation.

      2. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940, as amended ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

      3. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

      4. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

      5. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

      6. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

      7. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

      Non-fundamental Investment Restrictions - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Fund purchases securities.

      1. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, none of the Funds may operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if the shares of such Fund are invested in by a fund that operates as a "fund of funds."

      2. A Fund may not invest more than 15% of respective net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

      3. A Fund may not purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      4. A Fund may not sell securities short or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      5. A Fund may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

      The Prospectuses discuss each Fund's investment objective and the policies followed to seek to achieve that objective. The following discussion supplements the description of the Funds' investment objectives and policies and risks in the Prospectuses.

Asset-Backed Securities

      A Fund may invest in securities which are backed by assets such as mortgages, loans, receivables or other assets. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

      To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

      Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

      The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities, but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases ever, established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Brady Bonds

      A Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Combined Transactions

      A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Convertible Debt and Non-Traditional Equity Securities

      A Fund may invest in convertible and debt securities of issuers in any industry. A convertible security is a security that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities rank ahead of common stock in a corporation's capital structure and therefore entail less risk than the corporation's common stock. However, convertible securities typically rank behind non-convertible securities of the same issuer. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. A convertible security's price depends on both its "investment value" (its value with the conversion privilege), and its "conversion value" (its market value if it were exchanged for the underlying security according to its conversion privilege). When a convertible security's investment value is greater than its conversion value, its price will primarily reflect its investment value. In this scenario, price will probably be most affected by interest rate changes, increasing when interest rates fall and decreasing when interest rates rise, similar to a fixed-income security. Additionally, the credit standing of the issuer and other factors also may have an effect on the convertible security's value. Conversely, when the conversion value approaches or exceeds the investment value, the price of the convertible security will rise above its investment value. The higher the convertible security's price relative to its investment value, the more direct the relationship between the changes in its price and changes in the price of the underlying equity security.

      A convertible security's price will typically provide a premium over the conversion value. This represents the additional price investors are willing to pay for a security that offers income, ranks ahead of common stock in a company's capital structure and also has the possibility of capital appreciation due to the conversion privilege. Because a convertible security has fixed interest or dividend payments, when the underlying stock declines, the convertible security's price is increasingly determined by its yield. For this reason, the convertible security may not decline as much as the underlying common stock. The extent of the price decline will also depend on the amount of the premium over its conversion value.

      Common stock acquired upon conversion of a convertible security will generally be held for so long as the investment manager anticipates such stock will provide the Fund with opportunities that are consistent with the Funds' investment objectives and policies.

      A Fund may invest in convertible debentures without regard to rating categories. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

      A Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market, as well as adverse publicity with respect to these securities, may have an adverse impact on market price and a Fund's ability to dispose of particular issues in response to a specific economic event such as deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of pricing the Fund's portfolio and calculating its net asset value. The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Service ("S&P") to have speculative elements or characteristics; their future cannot be considered as well assured, and their earnings and asset protection may be moderate or poor in comparison to investment grade securities.

      In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and therefore may be unable to repay debt at maturity by refinancing.

      A Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock that generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

      A Fund also may invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three- to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they automatically convert to either cash or a specified number of shares of common stock. An investment in such securities may involve additional risks. Unlike conventional convertible securities, enhanced convertible securities do not usually have a fixed maturity (par) value. Rather, such securities generally provide only for a mandatory conversion into cash or common stock. As a result, a Fund risks loss of principal if the cash received, or the price of the underlying common stock at the time of conversion, is less than the price paid for the enhanced convertible security. Such securities may be more or less liquid than conventional convertible securities or non-convertible debt securities.

Corporate Reorganizations

      A Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the investment adviser, it is consistent with the Fund's investment objective and policies. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Fund.

      In general, securities that are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the investment adviser which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.

Custodial Receipts

      A Fund may acquire U.S. government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Purchasers of the stripped securities generally are treated as the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes.

Depositary Receipts

      A Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

      ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market that do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Fund's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Equity Securities

      Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Eurodollar Instruments

      A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon that are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Exchange Traded Funds (ETFs)

      These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Foreign Securities

      Investing in securities of foreign issuers involves certain considerations, including those described in the Prospectuses, which are not typically associated with investing in securities of U.S. issuers. In determining whether companies or securities are U.S. or foreign, among other factors, we will examine: the sources of a company's income, the company's principal office and branch locations; the company's domicile; the location of the company's assets; the currency denomination of the security; and the registration of the company or security. For example, Yankee Bonds are fixed income securities that trade in the U.S., are dollar-denominated and may be registered in the U.S. However, such securities are issued by foreign issuers and are therefore usually considered foreign securities for purposes of determining compliance with investor limitations and will subject the portfolio generally to the risks associated with foreign securities.

      Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

      In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the U.S. and this information tends to be of a lesser quality. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

      Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the U.S., are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the U.S.

      Compared to the U.S. and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which a Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the investment advisors for the Funds do not believe that any current repatriation restrictions would affect their decision to invest in such countries. Countries such as those in which a Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

      Because the securities of foreign issuers are frequently denominated in foreign currencies, and because a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain of the Funds permit them to enter into forward foreign currency exchange contracts and various related currency transactions in order to hedge the Funds' holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

Foreign Currency Transactions

      A Fund may purchase or sell currencies and/or engage in forward foreign currency transactions (i.e., contracts to exchange one currency for another on some future date at a specified exchange rate) in order to expedite settlement of portfolio transactions in connection with its investment in foreign securities and to minimize currency value fluctuations. Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

      When a Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of that Fund's assets denominated in such foreign currency, the Fund will cover such contract by maintaining liquid portfolio securities in an amount not less than the value of that Fund's total assets committed to the consummation of such contract. To the extent a Fund is not able to cover its forward positions with underlying portfolio securities, the Fund's custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of such Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

      Futures, swaps, and options on forward contracts may be used to "hedge" a Fund's exposure to potentially unfavorable currency changes. In certain circumstances, a "proxy currency" may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If a Fund were to engage in any of these foreign currency transactions, they would be primarily to protect the Fund's foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce a Fund's total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Forward Contracts

      A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. A Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

      A Fund will cover outstanding forward contracts by maintaining liquid portfolio securities in an amount not less that the value of that Fund's total assets committed to the consummation of such contracts. To the extent that a Fund is not able to cover its forward positions with underlying portfolio securities, the Funds' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts.

Futures Contracts and Options

      Futures Contracts - A Fund may enter into futures contracts relating to securities, securities indices, interest rates and currencies. (Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts and foreign currency futures contracts are collectively referred to as "futures contracts.") Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Futures contracts may be bought or sold for any number of reasons, including: to manage a Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. Futures contracts may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund's total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.

      To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the exercise ("strike") price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

      Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

      Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed-income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserve could then be used to buy long-term bonds on the cash market.

      A Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when that Fund holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

      Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

      A Fund also may engage in currency "cross hedging" when, in the opinion of the investment adviser, the historical relationship among foreign currencies suggests that the Fund may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

      Options on Futures Contracts - A Fund may purchase and write options on the types of futures contracts in which each Fund may invest. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in a Fund's portfolio. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      A Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected marketwide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

      Options on Foreign Currencies - A Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

      Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options, which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

      A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, they could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

      Similarly, instead of purchasing a call option to hedge against the anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency that, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased costs up to the value of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates.

      A Fund also may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principle amount as the call written where the exercise price of the call held is (a) equal to less than the exercise price of the call written, or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

      With respect to writing put options, at the time the put is written, a Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

      Options - Options, a type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Options contracts may be bought or sold for any number of reasons, including: to manage a Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies. Options may not always be successful hedges; their prices can be highly volatile; and using them could lower a Fund's total return.

      To the extent authorized to engage in option transactions, a Fund may invest in options that are exchange listed or traded over-the-counter. Certain over-the-counter options may be illiquid. A Fund will enter into an option position only if there appears to be a liquid market for such options. However, there can be no assurance that a liquid secondary market will be maintained. Thus, it may not be possible to close option positions, which may have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into such options only to the extent consistent with its limitations on investments in illiquid securities.

      Covered Call Writing - A Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the investment adviser determines is appropriate in seeking to obtain the Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

      During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

      With respect to such options, a Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

      Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

      If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

      The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

      A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security that it might otherwise wish to sell or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

      Purchasing Put Options - A Fund may purchase put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund may purchase put options in order to protect against a decline in market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

      A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

      Purchasing Call Options -- A Fund may purchase call options. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

      A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

      Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund.

      Options on Stock Indices -- A Fund may write call options and purchase put options on certain stock indices and enter into closing transactions in connection therewith. A Fund also may sell a put option purchased on stock indices. A Fund also may purchase call options on stock indices and enter into closing transactions in connection therewith.

      Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

      As with stock options, a Fund may offset positions in stock index options prior to expiration by entering into a closing transaction on an exchange or may let the option expire unexercised.

      A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock. Some stock index options are based on a broad market index such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 Index. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

      A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Because a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities, which would result in a loss on both such securities and the hedging instrument.

      Positions in stock index options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

      A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

      Writing Covered Puts -- A Fund may purchase or sell (write) put options on securities as a means of achieving additional return or of hedging the value of the Fund's portfolio. A put option is a contract that gives the holder of the option the right to sell to the writer (seller), in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period. A Fund will write only "covered" options. In the case of a put option written (sold) by the Fund, the Fund will maintain in a segregated account cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period.

      Closing Transactions - If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that either a closing purchase or sale transaction can be effected when a Fund so desires. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option.

      A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund. If a Fund purchases a put option, the loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

Hybrid Instruments

      Hybrid instruments (a type of potentially high-risk derivative) that the Funds may invest in have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

      Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and a Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

      The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

      Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

      Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

      Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the Fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

      The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Fund.

Illiquid Securities

      A Fund may invest up to 15% of its net assets in illiquid assets. A Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by a Fund or less than their fair value and in some instances, it may be difficult to locate any purchaser. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

      While maintaining oversight, the Board of Trustees has delegated to each Fund's investment adviser the day-to-day functions of determining whether or not individual securities are liquid for purposes of the limitations on investments in illiquid assets. Rule 144A securities will be considered illiquid and therefore subject to a Fund's limit on the purchase of illiquid securities unless the Board of Trustees or the Fund's investment adviser determines that the Rule 144A securities are liquid. In determining the liquidity of a security, an investment adviser considers the following factors: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, the mechanics of transfer and whether a security is listed on an electronic network for trading the security). In the case of commercial paper, the investment adviser will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

      If the respective investment adviser determines that a security that was previously determined to be liquid is no longer liquid and, as a result, the applicable Fund's holdings of illiquid securities exceed the Fund's limit on investment in such securities, the respective investment adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Inverse Floaters

      Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.

Investment Company Securities

      Any investments that a Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company; and
(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor, (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Lending of Portfolio Securities

      A Fund may loan securities from its portfolio to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions. A Fund will engage in portfolio lending only if the following conditions are met: (1) each transaction has 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Trust from the borrower; (2) this collateral is valued daily and if the market value of the loaned securities increases, the borrower will furnish additional collateral to a Fund; (3) a Fund must be able to terminate the loan after notice, at any time; (4) a Fund receives reasonable interest on any loan, and any dividends, interest or other distributions on the loaned securities, and any increase in the market value of such securities or other compensation that is at least equal to such interest or distribution; (5) a Fund may pay reasonable custodian fees in connection with the loan; and (6) the voting rights on the loaned securities may pass to the borrower; however, if the Board of Trustees knows that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the Trustees to vote the proxy.

      The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, under the supervision of the Board of Trustees as applicable, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the investment adviser.

Loans and Other Direct Indebtedness

      A Fund may purchase loans and other direct indebtedness. In purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which a Fund would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which a Fund would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary.

      A Fund may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

      Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments. A Fund's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Fund will purchase, the investment adviser will rely upon its own (and not the original lending institution's) credit analysis of the borrower. As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In such cases, a Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan for purposes of compliance with applicable law pertaining to the diversification of the Fund's portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Lower-Rated Debt Securities

      High yield, high risk securities are commonly known as "junk bonds." These securities are rated lower than BBB by S&P or Baa by Moody's and are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Although the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See Appendix A - Description of Ratings.

      The market for lower-rated securities may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which numerous external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities and the Fund's ability to dispose of these lower-rated debt securities.

      Since the risk of default is higher for lower-quality securities, the investment adviser's research and credit analysis is an integral part of managing any securities of this type held by a Fund. In considering investments for a Fund, the investment adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The investment adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

      A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Money Market Instruments

      A Fund may, from time to time, invest all or part of its available assets in money market instruments maturing in one year or less. The types of instruments that a Fund may purchase are described below:

      1. U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and bonds.

      2. U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

      3. Bank Obligations - Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars, and certificates and issues of domestic savings and loan associations of one billion dollars in assets whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"). Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls that might delay the release of proceeds from that country. Such deposits are not covered by the FDIC. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch that could expose a Fund to a greater risk of loss. A Fund will only buy short-term instruments in nations where these risks are minimal. A Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those that, in the opinion of the investment adviser, are of an investment quality comparable to other debt securities bought by the Fund.

      4. Commercial Paper - A Fund may invest in short-term promissory notes issued by corporations which at the time of purchase are rated A-2 or better by S&P or P-2 or better by Moody's or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board of Trustees or, if not rated, issued or guaranteed by a corporation with outstanding debt rated AA or better by S&P or Aa or better by Moody's.

      5. Short-term Corporate Debt - A Fund may invest in corporate notes, bonds and debentures, which at the time of purchase are rated AA or better by S&P or Aa or better by Moody's or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board of Trustees, provided such securities have one year or less remaining to maturity. Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.

      The ratings of S&P, Moody's and other rating services represent their opinions as to the quality of the money market instruments that they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but a Fund will further evaluate these securities. See Appendix A--Description of Ratings.

Mortgage-Backed Securities

      A Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions. Those securities include, but are not limited to, certificates issued by the Government National Mortgage Association ("GNMA"). Such securities differ from other fixed-income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at the prevailing interest rates, which may be lower than the rate of interest that had previously been earned.

      The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. government, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government.

      As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayments of the underlying pool of mortgages and cannot be predicted.

      A Fund also may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security). REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

      CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. A Fund may invest in CMOs and REMICs issued by private entities, which are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities generally may be made only if the securities (i) are rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Baa or better by Moody's) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.

      A Fund also may invest in CMO residuals, which are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only class of stripped mortgage-backed securities, as described below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances, a Fund may fail to recoup fully its initial investment in a CMO residual.

      CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

      A Fund also may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

      Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Municipal Securities

      Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be municipal securities, but the size of such issues is limited under current and prior federal tax law.

      Information about the financial condition of issuers of municipal securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934, as amended (the "1934 Act").

Private Placements

      Private placement securities are securities which have not been registered with the SEC and which are usually only sold to large, institutional investors. For various reasons, an issuer may prefer or be required as a practical matter to obtain private financing. Adverse conditions in the public securities markets may preclude a public offering of an issuer's securities. An issuer often is willing to provide more attractive features in securities issued privately because it has avoided the expense and delay involved in a public offering. Private placements of debt securities have frequently resulted in higher yields and restrictive covenants that provide greater protection for the purchaser, such as longer call or refunding protection than would typically be available with publicly offered securities of the same type. Securities acquired through private placements may also have special features not usually characteristic of similar securities offered to the public, such as contingent interest or warrants for the purchase of the issuer's stock. See "Illiquid Securities."

REITS

      Investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

      REITs (especially mortgage REITs) are also subject to interest rate risks
- when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

      REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Repurchase Agreements

      A Fund may, from time to time, enter into repurchase agreement transactions. Under a repurchase agreement, the purchaser generally acquires ownership of the security but the seller (usually a bank or a securities dealer) agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will limit its investment in repurchase agreements to those that its investment adviser, under guidelines established by the Board of Trustees, as applicable, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis. The term of these agreements is usually from overnight to one week and never exceeds one year. A Fund will take custody of the collateral under repurchase agreements.

      Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security. Such transactions afford an opportunity for a Fund to invest temporarily available cash. A Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, a Fund, barring extraordinary circumstances, will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. A Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. A Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

      The funds for which the Manager or subsidiaries or affiliates thereof serve as investment adviser have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act ("Order") to allow such funds to jointly invest cash balances. A Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements

      A reverse repurchase agreement is the sale of a security by a Fund and its agreement to repurchase the security at a specified time and price. A Fund will maintain in a segregated account cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by a Fund; accordingly, a Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage, which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

"Roll" Transactions

      A Fund may engage in "roll" transactions. A "roll" transaction is the sale of securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date.

Under the 1940 Act, these transactions may be considered borrowings by a Fund; accordingly, a Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. A Fund will segregate liquid assets such as cash, U.S. government securities or other high-grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of their net assets would likely occur than were they not in such a position. As a Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Short Sales "Against the Box"

      A Fund may engage in short sales "against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that a Fund has the right to obtain, for delivery at a specified date in the future, without the payment of additional cost. In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, a Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, generally the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because a Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, a Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

      A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or for certain other limited purposes. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Special Situations

      A Fund may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur, which could have a negative impact on the price of the issuer's securities and fail to produce the expected gains or produce a loss for the Fund.

Standby Commitments

      These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

Swaps, Caps, Floors and Collars

      A Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. It is expected that a Fund will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. It also is expected that a Fund will use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to their borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Temporary Defensive Policies

      Each of the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Fixed Income Fund reserves the right to invest without limitation in cash, money market instruments or high quality short-term debt securities, including repurchase agreements, for temporary defensive purposes. The International Fund reserves the right to invest without limitation in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements, for temporary defensive purposes.

Tender Option Bonds

      A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. A Fund's investment adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

Unseasoned Companies

      A Fund may invest in relatively new or unseasoned companies that are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

U.S. Government Securities

      The U.S. government securities in which a Fund may invest for temporary purposes and otherwise include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government.

      U.S. Treasury securities are backed by the "full faith and credit" of the U.S. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. In the case of securities not backed by the full faith and credit of the U.S., investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Agencies that are backed by the full faith and credit of the U.S. include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as GNMA, are, in effect, backed by the full faith and credit of the U.S. through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and FNMA, are not guaranteed by the U.S., but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the FHLMC, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

      Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the U.S., Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

      An instrumentality of a U.S. government agency is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the FNMA.

Variable and Floating Rate Notes

      Variable rate master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

      A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Fund's investment adviser under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the investment adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Warrants

      Warrants are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed Delivery Securities

      A Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero Coupon and Pay-In-Kind ("PIK") Bonds

      Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or pay value. PIK bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to a Fund authorized to invest in them. Investments in zero coupon or PIK bonds would require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, a Fund may be required to sell securities in its portfolio that it otherwise might have continued to hold or to borrow. These rules could affect the amount, timing and tax character of income distributed to you by a Fund.

Disclosure of Portfolio Holdings Information

      The Funds adopted a policy generally prohibiting providing portfolio holdings to any person until after thirty calendar days have passed. We post a list of each Fund's portfolio holdings monthly, with a thirty day lag, on the Funds website, www.optimumutualfunds.com. In addition, on a ten day lag, we also make available a month-end summary listing of the number of each Fund's securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 1-800-914-0278.

      Other entities, including institutional investors and intermediaries that distribute the Fund's shares, are generally treated similarly and are not provided with the Fund's portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Fund are provided with the Fund's portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.

      Third-party rating agencies and consultants who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive portfolio holdings information more quickly than the thirty day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Fund's portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Fund, the Manager nor any affiliate receive any compensation or consideration with respect to these agreements.

      Non-Disclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Fund's Chief Compliance Officer prior to such use.

PERFORMANCE INFORMATION

      From time to time, each Fund may state total return for its Classes in advertisements and other types of literature. Any statements of total return performance data for a Class will be accompanied by information on the average annual total rate of return over the most recent one-year period, five-year period and ten-year period or lifetime period, as applicable. Each Fund may also advertise aggregate and average total return information over additional periods of time. Securities prices and interest rates will fluctuate during the periods covered and past results should not be considered as representative of future performance. Returns may be quoted on a before-tax or an after-tax basis.

      All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

      The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                                 n
                                           P(1+T) = ERV

      Where:     P   =  a hypothetical initial purchase order of $1,000, from
                        which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                 T   =  average annual total return;

                 n   =  number of years;

               ERV   =  redeemable value of the hypothetical $1,000 purchase
                        at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

      Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized.

      Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

      The Fixed Income Fund may also quote current yield, calculated as described below, in advertisements and investor communications.

      Yield calculation for the Fixed Income Fund is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                               a - b       6
                                   YIELD = 2[(-------- + 1) - 1]
                                                cd

      Where:     a   =  dividends and interest earned during the period;

                 b   =  expenses accrued for the period (net of reimbursements);

                 c   =  the average daily number of shares outstanding during
                        the period that were entitled to receive dividends;

                 d   =  the maximum offering price per share on the last day of the period.

      The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by the Fixed Income Fund. Yield quotations are based on the offering price determined by the Fund's net asset value on the last day of the period and will fluctuate depending on the period covered.

      Investors should note that income earned and dividends paid by the Fixed Income Fund will also vary depending upon fluctuations in interest rates and performance of the Fund's portfolio. The net asset value of the Fund may change. The Fixed Income Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Fund's net asset values tend to rise when interest rates fall. Conversely, the Fund's net asset values tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Fund will vary from day to day and investors should consider the volatility of the Fund's net asset values as well as its yields before making a decision to invest.

      Certain expenses of a Fund may be waived and/or paid by the manager. In the absence of such waiver and/or payment, the Fund's performance would be affected negatively.

      [Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Citigroup Global Markets. These indices are not managed for any investment goal.

      The average annual total return performance of each Fund through March 31, 2005 follows. The total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% (4.50% for Optimum Fixed Income Fund) paid on the purchase of shares. The total return for Class A Shares at net asset value
(NAV) does not reflect the payment of any front-end sales charge. The total return for Class B Shares reflects conversion to Class A Shares after 8 years (as applicable). The total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at the end of the period. The total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at the end of the period and, therefore, does not reflect the deduction of a CDSC.

      Securities prices fluctuated during the periods covered and the past results should not be considered as representative of future performance.

      Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

      The average annual total return for each Class is shown for the 1 year and lifetime period ending March 31, 2005.

                           Average Annual Total Return

                                                                                   1 year
                                                                                    ended
Optimum Large Cap Growth Fund(1)                                                  3/31/05    Life of Fund(6)
-------------------------------                                                 -----------  ---------------
Class A (at offer before taxes)(2)
Class A (at offer after taxes on distributions)
Class A (at offer after taxes on distributions and sale of fund shares)
Class A (at NAV before taxes)
Class B (including CDSC before taxes)(4)
Class B (including CDSC after taxes on distributions)(4)
Class B (including CDSC after taxes on distributions and sale of fund shares)(4)
Class B (excluding CDSC before taxes)
Class C (including CDSC before taxes)
Class C (including CDSC after taxes on distributions)
Class C (including CDSC after taxes on distributions and sale of fund shares)
Class C (excluding CDSC before taxes)
Institutional Class (before taxes)
Institutional Class (after taxes on distributions)
Institutional Class (after taxes on distributions and sale of fund shares)

                                                                                   1 year
                                                                                    ended
Optimum Large Cap Value Fund(1)                                                   3/31/05    Life of Fund(6)
-------------------------------                                                 -----------  ---------------
Class A (at offer before taxes)(2)
Class A (at offer after taxes on distributions)
Class A (at offer after taxes on distributions and sale of fund shares)
Class A (at NAV before taxes)
Class B (including CDSC before taxes)(4)
Class B (including CDSC after taxes on distributions)(4)
Class B (including CDSC after taxes on distributions and sale of fund shares)(4)
Class B (excluding CDSC before taxes)
Class C (including CDSC before taxes)
Class C (including CDSC after taxes on distributions)
Class C (including CDSC after taxes on distributions and sale of fund shares)
Class C (excluding CDSC before taxes)
Institutional Class (before taxes)
Institutional Class (after taxes on distributions)
Institutional Class (after taxes on distributions and sale of fund shares)

                           Average Annual Total Return

                                                                                   1 year
                                                                                    ended
Optimum Small Cap Growth Fund(1)                                                  3/31/05    Life of Fund(6)
--------------------------------                                                -----------  ---------------
Class A (at offer before taxes)(2)
Class A (at offer after taxes on distributions)
Class A (at offer after taxes on distributions and sale of fund shares)
Class A (at NAV before taxes)
Class B (including CDSC before taxes)(4)
Class B (including CDSC after taxes on distributions)(4)
Class B (including CDSC after taxes on distributions and sale of fund shares)(4)
Class B (excluding CDSC before taxes)
Class C (including CDSC before taxes)
Class C (including CDSC after taxes on distributions)
Class C (including CDSC after taxes on distributions and sale of fund shares)
Class C (excluding CDSC before taxes)
Institutional Class (before taxes)
Institutional Class (after taxes on distributions)
Institutional Class (after taxes on distributions and sale of fund shares)

                                                                                   1 year
                                                                                    ended
Optimum Small Cap Value Fund(1)                                                   3/31/05    Life of Fund(6)
-------------------------------                                                 -----------  ---------------
Class A (at offer before taxes)(3)
Class A (at offer after taxes on distributions)
Class A (at offer after taxes on distributions and sale of fund shares)
Class A (at NAV before taxes)
Class B (including CDSC before taxes)(4)
Class B (including CDSC after taxes on distributions)(4)
Class B (including CDSC after taxes on distributions and sale of fund shares)(4)
Class B (excluding CDSC before taxes)
Class C (including CDSC before taxes)
Class C (including CDSC after taxes on distributions)
Class C (including CDSC after taxes on distributions and sale of fund shares)
Class C (excluding CDSC before taxes)
Institutional Class (before taxes)
Institutional Class (after taxes on distributions)
Institutional Class (after taxes on distributions and sale of fund shares)

                           Average Annual Total Return

                                                                                   1 year
                                                                                    ended
Optimum International Fund(1)                                                     3/31/05    Life of Fund(6)
-----------------------------                                                   -----------  ---------------
Class A (at offer before taxes)(2)
Class A (at offer after taxes on distributions)
Class A (at offer after taxes on distributions and sale of fund shares)
Class A (at NAV before taxes)
Class B (including CDSC before taxes)(4)
Class B (including CDSC after taxes on distributions)(4)
Class B (including CDSC after taxes on distributions and sale of fund shares)(4)
Class B (excluding CDSC before taxes)
Class C (including CDSC before taxes)
Class C (including CDSC after taxes on distributions)
Class C (including CDSC after taxes on distributions and sale of fund shares)
Class C (excluding CDSC before taxes)
Institutional Class (before taxes)
Institutional Class (after taxes on distributions)
Institutional Class (after taxes on distributions and sale of fund shares)


                                                                                   1 year
                                                                                    ended
Optimum Fixed Income Fund(1)                                                      3/31/05    Life of Fund(6)
----------------------------                                                    -----------  ---------------
Class A (at offer before taxes)(3)
Class A (at offer after taxes on distributions)
Class A (at offer after taxes on distributions and sale of fund shares)
Class A (at NAV before taxes)
Class B (including CDSC before taxes)(5)
Class B (including CDSC after taxes on distributions)(5)
Class B (including CDSC after taxes on distributions and sale of fund shares)(5)
Class B (excluding CDSC before taxes)
Class C (including CDSC before taxes)
Class C (including CDSC after taxes on distributions)
Class C (including CDSC after taxes on distributions and sale of fund shares)
Class C (excluding CDSC before taxes)
Institutional Class (before taxes)
Institutional Class (after taxes on distributions)
Institutional Class (after taxes on distributions and sale of fund shares)

(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such waivers, performance would have been affected negatively.

(2) The maximum front-end sales charge is 5.75% for Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, Optimum Small Cap Value Fund and Optimum International Fund. The maximum front-end sales charge is 4.50% for the Optimum Fixed Income Fund. The above performance numbers are calculated using 5.75% as the applicable sales charge (4.50% for the Optimum Fixed Income Fund) for all time periods.

(3) The maximum front-end sales charge is 4.50% for the Optimum Fixed Income Fund. The above performance numbers are calculated using 4.50% for all time periods.

(4) The CDSC schedule for Class B Shares is as follows: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.

(5) The CDSC schedule for Class B Shares is as follows: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.

(6)   The Funds' commencement of operations were as follows:

       Delaware Large Cap Growth Fund A Class - 8/1/03
       Delaware Large Cap Growth Fund B Class - 8/1/03
       Delaware Large Cap Growth Fund C Class - 8/1/03
       Delaware Large Cap Growth Fund Institutional Class - 8/1/03

       Delaware Large Cap Value Fund A Class - 8/1/03
       Delaware Large Cap Value Fund B Class - 8/1/03
       Delaware Large Cap Value Fund C Class - 8/1/03
       Delaware Large Cap Value Fund Institutional Class - 8/1/03

       Delaware Small Cap Growth Fund A Class - 8/1/03
       Delaware Small Cap Growth Fund B Class - 8/1/03
       Delaware Small Cap Growth Fund C Class - 8/1/03
       Delaware Small Cap Growth Fund Institutional Class - 8/1/03

       Delaware Small Cap Value Fund A Class - 8/1/03
       Delaware Small Cap Value Fund B Class - 8/1/03
       Delaware Small Cap Value Fund C Class - 8/1/03
       Delaware Small Cap Value Fund Institutional Class - 8/1/03

       Delaware International Fund A Class - 8/1/03
       Delaware International Fund B Class - 8/1/03
       Delaware International Fund C Class - 8/1/03
       Delaware International Fund Institutional Class - 8/1/03

       Delaware Fixed Income Fund A Class - 8/1/03
       Delaware Fixed Income Fund B Class - 8/1/03
       Delaware Fixed Income Fund C Class - 8/1/03
       Delaware Fixed Income Fund Institutional Class - 8/1/03

      Total return performance for a Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum front-end sales charge or CDSC paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in a Fund in the future.]

TRADING PRACTICES AND BROKERAGE

      Portfolio transactions are executed by the manager or the respective sub-advisers, as appropriate, on behalf of each Fund in accordance with the standards described below.

      Brokers, dealers, banks and others are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the manager's or the respective sub-adviser's, as appropriate, judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Each Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the manager's or the respective sub-adviser's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund may pay a minimal share transaction cost when the transaction presents no difficulty. Fixed income trades are made on a net basis where securities are either bought or sold directly from or to a broker, dealer, bank or others. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price), which is the equivalent of a commission.

      Portfolio transactions for certain of the Funds may be effected in foreign markets that may not allow negotiation of commissions or where it is customary to pay fixed rates.

      During the fiscal years ended March 31, 2005, 2004 and 2003, the aggregate dollar amounts of brokerage commissions paid by each Fund were as follows:

FUND                                   2005            2004              2003
----                                   ----            ----              ----
Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small Cap Growth Fund
Optimum Small Cap Value Fund
Optimum International Fund
Optimum Fixed Income Fund


      The manager or sub-advisers may allocate brokerage business to brokers or dealers who provide brokerage and research services. These services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the manager or a sub-adviser in connection with its investment decision-making process with respect to one or more Funds and accounts managed by it, and may not be used, or used exclusively, with respect to the Fund or account generating the brokerage.

      During the fiscal year ended March 31, 2005, portfolio transactions for each fund and the resulting brokerage commissions were directed to brokers for brokerage and research services provided:

FUND                              BROKERAGE COMMISSIONS
                                  DIRECTED FOR BROKERAGE
                                  AND RESEARCH SERVICES
-----------------------------     ----------------------
Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small Cap Growth Fund
Optimum Small Cap Value Fund
Optimum International Fund
Optimum Fixed Income Fund

      The following sub-advisors effected Fund transactions through their affiliated brokers. For the last fiscal year, the aggregate amount of all commissions for transaction effected through the affiliated brokers, the percentage such amount represented all commissions generated by the sub-advisors directed transactions, and the percentage of all transactions effected through the affiliated brokers are disclosed below.

                      NAME OF         AGGREGATE AMOUNT OF   PERCENT OF AGGREGATE  PERCENT OF AGGREGATE AMOUNT
                     AFFILIATED       COMMISSIONS PAID TO   COMMISSIONS PAID TO    OF TRANSACTIONS AFFECTED
     FUND              BROKER        AN AFFILIATED BROKER   AN AFFILIATED BROKER   THROUGH AFFILIATED BROKER
--------------   ------------------  ---------------------  --------------------  ---------------------------
Optimum Large    Morgan Stanley
Cap Value Fund

Optimum Small    Reich & Tang
Cap Value Fund   Distributors, Inc.

      As provided in the Securities Exchange Act of 1934, as amended, and the Investment Management and Sub-Advisory Agreements, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker/dealers are not, in general, substantially higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the manager or a sub-adviser that constitute in some part brokerage and research services used by the manager or sub-adviser in connection with its investment decision-making process, and constitute in some part services used by the manager or sub-adviser in connection with administrative or other functions not related to its investment decision-making process. In such cases, the manager or sub-adviser will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the manager or sub-adviser in connection with administrative or other functions not related to its investment decision-making process.

      Combined orders for two or more accounts or funds engaged in the purchase or sale of the same security may be placed if the judgment is made that joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. The manager or sub-advisers may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, the manager or sub-advisers will consider consistency of strategy implementation among participating accounts. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts. Although it is recognized that, in some cases, joint execution of orders and/or random allocation of small orders could adversely affect the price or volume of the security that a particular account may obtain, the advantages of combined orders or random allocation based on size may outweigh the possible advantages of separate transactions.

      Consistent with NASD Regulation, Inc. (NASDR(SM)) rules, and subject to seeking best execution, orders may be placed with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees.

      In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent may be allocated to broker/dealers who provide daily portfolio pricing services to the Trust. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

Portfolio Turnover

      Portfolio trading will be undertaken principally to accomplish a Fund's investment objective. Each Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code") and the 1940 Act. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such a turnover always will be incidental to transactions undertaken with a view to achieving a Fund's investment objective.

      The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. It is possible that in any particular year market conditions or other factors might result in portfolio activity at a greater rate than anticipated.

      Portfolio turnover will be increased if a Fund writes a large number of call options that are subsequently exercised. The turnover rate may also be affected by cash requirements from redemptions and repurchases of Fund shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

FUND                                           2005                 2004
----                                       -------------       -------------
Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small Cap Growth Fund
Optimum Small Cap Value Fund
Optimum International Fund
Optimum Fixed Income Fund

PURCHASING SHARES

      The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased only through a securities dealer or other financial intermediary that has entered into a Dealer's Agreement with the Funds' Distributor (a "participating securities dealer or other financial intermediary").

      The minimum initial investment generally is $2,500 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees/directors and employees of the Funds, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for accounts opened under an asset allocation program established through a participating securities dealer or other financial intermediary. There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.

      Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. The Funds will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor should keep in mind that reduced front-end sales charges apply to investments of $75,000 or more (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund) or $100,000 or more

(Fixed Income Fund) in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and are not subject to a CDSC.

      Participating securities dealers and other financial intermediaries are responsible for transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Fund's best interest.

      Each Fund also reserves the right, following shareholder notification, to charge a service fee on certain accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments. Fees will not be imposed on accounts that are held in certain asset allocation programs established through a participating securities dealer or other financial intermediary.

      Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC if he or she redeems any portion of his or her account.

      Class A Shares are purchased at the offering price, which reflects a maximum front-end sales charge of 5.75% for Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund, and 4.50% for Fixed Income Fund; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectus. Class A Shares are subject to annual 12b-1 Plan expenses of up to 0.35% of the average daily net assets of such shares.

      Class B shares are purchased at net asset value and are subject to a CDSC as follows: For Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. For Fixed Income Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses that are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

      Class C Shares are purchased at net asset value and are subject to a CDSC of 1.00% if shares are redeemed within 12 months after purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment that are equal to those to which Class B Shares are subject.

      Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end sales charge, CDSC or 12b-1 Plan expenses.

      See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

      Certificates representing shares purchased are not issued. However, an investor will have the same rights of ownership with respect to such shares as if certificates had been issued.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares

      The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.35% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor, participating securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to Class A Shares' annual 12b-1 Plan expenses. Unlike Class B Shares, Class C Shares do not convert to another Class.

      The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

      For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Participating securities dealer s or other financial intermediaries may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

      Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amounts of 12b-1 Plan expenses relating to Class A Shares, Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares

      Purchases of $75,000 or more (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund) or $100,000 or more (Fixed Income Fund) of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

      The Distributor reallows to participating securities dealers or other financial intermediaries the full amount of the front-end sales charge. Participating securities dealers or other financial intermediaries who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission - Class A Shares

      Participating securities dealers or other financial intermediaries may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of

Accumulation. Participating securities dealers or other financial intermediaries should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

      An exchange from other Funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative - Class B Shares

      Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in a Fund's shares. The Distributor currently compensates participating securities dealers or other financial intermediaries for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4.00% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its participating securities dealers or other financial intermediaries, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to participating securities dealers or other financial intermediaries for selling Class B Shares at the time of purchase. As discussed below, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

      Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to participating securities dealers or other financial intermediaries for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

      Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares

      Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

      Class B Shares of a Fund acquired through reinvestment of dividends will convert to Class A Shares of the Fund pro-rata with Class B Shares of the Fund not acquired through reinvestment of dividends.

      All such automatic conversions of Class B Shares will constitute tax-free transactions for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares

      Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in a Fund's shares. The Distributor currently compensates participating securities dealers or other financial intermediaries for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

      Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to participating securities dealers or other financial intermediaries for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

      Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares

      Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gain distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Fund. In the event of an exchange of the shares, the "net asset value of those shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

      During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1.00% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares of a Fund will be automatically converted into Class A Shares of that Fund. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to Class A Shares' ongoing annual 12b-1 Plan expenses.

      In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Plans Under Rule 12b-1 for the Fund Classes

      Pursuant to Rule 12b-1 under the 1940 Act, each Fund has adopted a separate plan for its Class A Shares, Class B Shares, and Class C Shares (the "Plans"). Each Plan permits a Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Class Shares of the Funds. Institutional Class shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of such Shares of the Funds. Holders of Institutional Class Shares of the Funds may not vote on matters affecting the Plans.

      The Plans permit the Funds, pursuant to their Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such Classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to participating securities dealers or other financial intermediaries.

      In connection with the promotion of shares of such Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse participating securities dealers or other financial intermediaries for expenses incurred in connection with pre-approved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to participating securities dealers or other financial intermediaries as part of pre-approved sales contests and/or to participating securities dealers or other financial intermediaries who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 Plan fees of their respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with respect to the Funds. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to participating securities dealers or other financial intermediaries with respect to the initial sales of such shares.

      The maximum aggregate fee payable by the Funds under the Plans, and the Funds' Distribution Agreement, is, on an annual basis, up to 0.35% (0.25% of which are service fees to be paid to the Distributor, securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of each Fund's Class A Shares' average daily net assets for the year, and up to 1.00% (0.25% of which are service fees to be paid to the Distributor, securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of each Fund's Class B Shares' and Class C Shares' average daily net assets for the year. The Board of Trustees may reduce these amounts at any time.

      All of the distribution expenses incurred by the Distributor and others, such as participating securities dealers or other financial intermediaries, in excess of the amount paid on behalf of Class A Shares, Class B Shares, and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, the Funds may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plans.

      From time to time, the Distributor may pay additional amounts from its own resources to participating securities dealers or other financial intermediaries for aid in distribution or for aid in providing administrative services to shareholders.

      The Plans and the Distribution Agreement have all been approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

      Each year, the Trustees must determine whether continuation of each Plan is in the best interest of shareholders of the Class to which the Plan relates and that there is a reasonable likelihood of the Plan providing a benefit to that Class. The Plans and the Distribution Agreement may be terminated with respect to a Class at any time without penalty by a majority of those Trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those Trustees who are not "interested persons." With respect to the Class A Shares' Plan, any amendment materially increasing the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the applicable Fund's Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of those Trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Funds must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

      For the fiscal year ended March 31, 2005, 12b-1 payments from Class A Shares, Class B Shares, Class C Shares and Class I Shares of each Fund are shown below.

                                   Large Cap Growth   Large Cap Growth   Large Cap Growth   Large Cap Growth
                                      Fund Class         Fund Class         Fund Class         Fund Class
                                       A Shares           B Shares           C Shares           I Shares
                                   ----------------   ----------------   ----------------   ----------------
Advertising
Annual/Semi-Annual Reports
Broker Trails
Broker Sales Charges
Dealer Service Expenses
Interest on Broker Sales Charges
Commissions to Wholesalers
Promotional-Broker Meetings
Promotional-Other
Prospectus Printing
Telephone
Wholesaler Expenses
Other
Total

                                   Large Cap Value    Large Cap Value    Large Cap Value    Large Cap Value
                                      Fund Class         Fund Class         Fund Class         Fund Class
                                       A Shares           B Shares           C Shares           I Shares
                                   ----------------   ----------------   ----------------   ----------------
Advertising
Annual/Semi-Annual Reports
Broker Trails
Broker Sales Charges
Dealer Service Expenses
Interest on Broker Sales Charges
Commissions to Wholesalers
Promotional-Broker Meetings
Promotional-Other
Prospectus Printing
Telephone
Wholesaler Expenses
Other
Total

                                   Small Cap Growth   Small Cap Growth   Small Cap Growth   Small Cap Growth
                                      Fund Class         Fund Class         Fund Class         Fund Class
                                       A Shares           B Shares           C Shares           I Shares
                                   ----------------   ----------------   ----------------   ----------------
Advertising
Annual/Semi-Annual Reports
Broker Trails
Broker Sales Charges
Dealer Service Expenses
Interest on Broker Sales Charges
Commissions to Wholesalers
Promotional-Broker Meetings
Promotional-Other
Prospectus Printing
Telephone
Wholesaler Expenses
Other
Total

                                   Small Cap Value    Small Cap Value    Small Cap Value    Small Cap Value
                                      Fund Class         Fund Class         Fund Class        Fund Class
                                       A Shares           B Shares           C Shares          I Shares
                                   ----------------   ----------------   ----------------   ----------------
Advertising
Annual/Semi-Annual Reports
Broker Trails
Broker Sales Charges
Dealer Service Expenses
Interest on Broker Sales Charges
Commissions to Wholesalers
Promotional-Broker Meetings
Promotional-Other
Prospectus Printing
Telephone
Wholesaler Expenses
Other
Total


                                    International      International      International      International
                                      Fund Class         Fund Class         Fund Class        Fund Class
                                       A Shares           B Shares           C Shares          I Shares
                                   ----------------   ----------------   ----------------   ----------------
Advertising
Annual/Semi-Annual Reports
Broker Trails
Broker Sales Charges
Dealer Service Expenses
Interest on Broker Sales Charges
Commissions to Wholesalers
Promotional-Broker Meetings
Promotional-Other
Prospectus Printing
Telephone
Wholesaler Expenses
Other
Total

                                     Fixed Income       Fixed Income       Fixed Income       Fixed Income
                                      Fund Class         Fund Class         Fund Class         Fund Class
                                       A Shares           B Shares           C Shares           I Shares
                                   ----------------   ----------------   ----------------   ----------------
Advertising
Annual/Semi-Annual Reports
Broker Trails
Broker Sales Charges
Dealer Service Expenses
Interest on Broker Sales Charges
Commissions to Wholesalers
Promotional-Broker Meetings
Promotional-Other
Prospectus Printing
Telephone
Wholesaler Expenses
Other
Total

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value

      Current and former officers, trustees/directors and employees of the Funds, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the Funds and registered representatives and employees of participating securities dealers or other financial intermediaries may purchase Class A Shares of any of the Funds, including any Fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing Funds, corporations, counsel or participating securities dealers or other financial intermediaries, may purchase Class A Shares at net asset value.

      Each Fund may, from time to time, waive the front-end sales charge on its Class A shares sold to clients of certain participating securities dealers or other financial intermediaries meeting criteria established by the Funds' distributor. This privilege will apply only to a client who can document that such Class A shares were purchased with proceeds from the redemption of shares from an unaffiliated mutual fund on which a sales charge was paid or that were subject at any time to a contingent deferred sales charge, and when the Fund's distributor has determined in its sole discretion that the unaffiliated fund invests primarily in the same types of securities as or has an investment objective similar to that of the Fund purchased. The shares of the unaffiliated fund must have been purchased within the last two years prior to the date on which Class A shares are purchased, and purchases of Class A shares must be made within thirty (30) days of redemption from the unaffiliated fund. Investors will be notified of such periods to purchase Class A shares at net asset value.

      Discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates may also purchase Class A Shares at net asset value.

      The Funds must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention

      The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Fund which provides for the holding in escrow by the Service Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Service Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds (except shares of any Fund which does not carry a front-end sales charge or CDSC, unless they were acquired through an exchange from a Fund which carried a front-end sales charge or CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of the Funds may be aggregated with Class A Shares of the Funds.

Combined Purchases Privilege

      In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds (except shares of any Fund which does not carry a front-end sales charge or CDSC, unless they were acquired through an exchange from a Fund which carried a front-end sales charge or CDSC).

      The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation

      In determining the availability of the reduced front-end sales charge previously set forth with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Funds (except shares of any Fund which does not carry a front-end sales charge or CDSC, unless they were acquired through an exchange from a Fund which carried a front-end sales charge or CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of Large Cap Growth Fund and/or shares of any other of the Classes described in the previous sentence with a value of $70,000 and subsequently purchases $10,000 at offering price of additional Class A Shares of Large Cap Growth Fund, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

35-Day Reinvestment Privilege

      Holders of Class A Shares and Class B Shares of the Funds (and of the Institutional Class holding shares which were acquired through an exchange from another Fund offered with a front-end sales charge) who redeem such shares have 35 days from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds. In the case of Class A Shares, the reinvestment will not be assessed an additional front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other Funds may be sold. Persons investing redemption proceeds from direct investments in a Fund offered without a front-end sales charge will be required to pay the applicable sales charges when purchasing Class A shares. The reinvestment privilege does not extend to redemptions of Class C Shares.

      Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemption as well as the automatic conversion into Class A Shares.

      A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

      Any reinvestment directed to a Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund's shares.

Institutional Class

      Institutional Class Shares of the Funds are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and of a participating securities dealer or other financial intermediary; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates; (e) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1

Plan fee; and (f) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

      Institutional Class Shares are available for purchase at net asset value, without the imposition of a front-end sales charge or CDSC and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account

      Unless otherwise designated in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

      Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time through a participating securities dealer or other financial intermediary. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds

      Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge. The Service Agent must be notified in writing and an account in the Fund into which the dividends and/or distributions are to be invested must have been established. Any reinvestment directed to a Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund's shares.

      Subject to the following limitations, dividends and/or distributions from one Fund may be invested in shares of another Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may be directed only to other Class B Shares, and dividends from Class C Shares may be directed only to other Class C Shares.

Investing by Exchange

      If you have an investment in one Fund, you may authorize an exchange of part or all of your investment into shares of another Fund. If you wish to open an account by exchange, call your participating securities dealer or other financial intermediary for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in the Funds' Prospectuses. See Redemption and Exchange for more complete information concerning your exchange privileges.

      Holders of Class A Shares of a Fund may exchange all or part of their Class A Shares for Class A Shares of another Fund, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Funds. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of another Fund. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of another Fund. Class B Shares of the Funds and Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

      Permissible exchanges into Class A Shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Funds will be made without the imposition of a CDSC by the Fund from which the exchange is being made at the time of the exchange.

Retirement Plans for the Fund Classes

      An investment in the Funds may be suitable for tax-deferred retirement plans. The Funds offer retirement plans, including an individual retirement account ("IRA") and the new Roth IRA and the Coverdell Education Savings Account.

      Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

      Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees may be shared by Delaware Management Trust Company, the Service Agent, other affiliates of the Manager, participating securities dealers or other financial intermediaries (including Linsco/Private Ledger Corp.) and others that provide services to such Plans.

      Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Class, above. For additional information on any of the plans and retirement services, contact your participating securities dealer or other financial intermediary.

      It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your participating securities dealer or other financial intermediary.

      Taxable distributions from the retirement plans described below may be subject to withholding.

      Please contact your participating securities dealer or other financial intermediary for the special application forms required for the Plans described below.

Individual Retirement Accounts ("IRAs")

      An individual may want to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, the deductibility of such contributions may be restricted based on certain income limits.

Deductible and Non-deductible IRAs

      Contributions to an individual's IRA may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI"), not counting any IRA deductions, and whether the taxpayer is an active participant in an employer sponsored retirement plan.

      In June 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current $3,000 limit will rise to $5,000 in 2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the 2001 will be eligible to make additional "catch-up" contributions of $500 through 2005, and $1,000 beginning in 2006.

      The annual contribution limits through 2008 are as follows:

    Calendar Year              Under Age 50               Age 50 and Above
    -------------              ------------               ----------------
        2005                      $4,000                       $4,500
     2006-2007                    $4,000                       $5,000
        2008                      $5,000                       $6,000

      Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 is still available through 2004 and increased limits in subsequent years are still available if the taxpayer's AGI is not greater than $45,000 ($65,000 for taxpayers filing joint returns) for tax years beginning in 2004. A partial deduction is allowed for married couples with income greater than $65,000 and less than $75,000, and for single individuals with an AGI greater than $45,000 and less than $55,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

      Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions as much as the annual contribution limit and defer taxes on interest or other earnings from the IRAs.

      Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is not greater than $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI greater than $150,000 and less than $160,000.

Conduit (Rollover) IRAs

      Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

      A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

      (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

      (2) Substantially equal installment payments for a period certain of 10 or more years;

      (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

      (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

      (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs

      Non-deductible contributions of up to $3,000 per year through 2004 can be made to a Roth IRA, reduced by any contributions to a deductible or nondeductible IRA for the same year. The limits after 2004 are the same as for a regular IRA. The maximum contribution that can be made to a Roth IRA is phased out for single filers with an AGI greater than $95,000 and less than $110,000, and for couples filing jointly with an AGI greater than $150,000 and less than $160,000. Qualified distributions from a Roth IRA are exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributable to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

      Distributions that are not qualified distributions are tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

      Taxpayers with an AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and previously deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% additional tax for early withdrawal would apply.

Coverdell Education Savings Accounts

      The annual contribution that can be made for each designated beneficiary is $2,000 and qualifying expenses will no longer be limited to those related to higher education.

      Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring; certain computer technology; and expenses for uniforms, transportation, and extended day programs.

      The applicable annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Coverdell Education Savings Accounts. In addition, multiple Coverdell Education Savings Accounts can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

      The modified AGI limit increases for couples filing jointly to $190,000 for a full contribution through $220,000 for a partial contribution. Individuals with modified AGI above the phase-out range are not allowed to make contributions to a Coverdell Education Savings Account established on behalf of any individual.

      Distributions from a Coverdell Education Savings Account are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

      Any balance remaining in a Coverdell Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and generally subject to an additional 10% tax if the distribution is not for qualified higher education expenses. Tax-free transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary to another Coverdell Education Savings Account benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

      Each Fund has authorized one or more participating securities dealers or other financial intermediaries to accept purchase and redemption orders on behalf of the Fund. Such participating securities dealers or other financial intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when a participating securities dealer or other financial intermediary or, if applicable, its authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a participating securities dealer or other financial intermediary.

      Orders for purchases of Class A Shares are effected at the offering price next calculated after the order is placed. The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated after the order is placed. Participating securities dealers or other financial intermediaries are responsible for transmitting orders promptly.

      Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern Time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed. In the event of changes in the New York Stock Exchange's time of closing, the Trust reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

      Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of the Fund's shares outstanding. Expenses and fees are accrued daily. In determining each Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds' pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of 60 days or less are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange, as provided by an independent pricing service. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are determined to be not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

      Each Class of the Funds will bear, pro-rata, all of the common expenses of the Funds. The net asset values of all outstanding shares of each Class of the Funds will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Funds represented by the value of shares of that Class. All income earned and expenses incurred by the Funds will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Funds represented by the value of shares of such Classes, except that Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of each Fund will vary.

REDEMPTION AND EXCHANGE

      Shares can be redeemed or exchanged in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity or bond funds. Exchanges are subject to the requirements of the Funds, and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the Fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. You may want to consult your participating securities dealer or other financial intermediary to discuss which Funds will best meet your changing objectives, and the consequences of any exchange transaction. Your ability to exchange may be limited if the purchase side of your exchange order is rejected for any reason. In such an instance we will generally honor your redemption order part of the exchange order.

      Shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectus. A redemption request may indicate a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

      Except as noted below, for a redemption request to be in "good order," it must provide the account number, account registration, and total number of shares or dollar amount of the transaction. Exchange requests must also provide the name of the Fund in which the proceeds are to be invested. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

      Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order.

      In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them are not reasonably practical, or it is not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption. In such case, the request for redemption may be withdrawn or left standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

      Payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Funds during any 90-day period for any one shareholder.

      The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

      Class B Shares are subject to a CDSC as follows: For Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. For Fixed Income Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C Shares are subject to a CDSC of 1.00% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC, neither the Funds nor the Distributor charge a fee for redemptions, but such fees could be charged at any time in the future.

      Holders of Class B Shares or Class C Shares of a Fund that exchange their shares ("Original Shares") for shares of another Fund (in each case, "New Shares") in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the Fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that the investor held the New Shares.

Systematic Withdrawal Plans

      Shareholders of Class A Shares, Class B Shares and Class C Shares of the Funds who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

      Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

      The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

      Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waivers of Contingent Deferred Sales Charges, below.

      An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

      The Systematic Withdrawal Plan is not available for the Institutional Classes of the Funds. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Written Redemption

      The written redemption feature is available only if the Service Agent holds your shares. The redemption request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

Telephone Redemption

      The telephone redemption feature is available only if the Service Agent holds your shares. The Telephone Redemption - Check to Your Address of Record service, which is described below, is automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend the procedure upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

      Neither a Fund nor the Service Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Service Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all redemption transactions initiated by telephone.

Telephone Redemption--Check to Your Address of Record

      The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Waivers of Contingent Deferred Sales Charges

      The CDSC on Class B Shares is waived in connection with the following redemptions: (i) redemptions that result from each Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA; (iii) periodic distributions from an IRA due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

      The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from each Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA; (iii) IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) periodic distributions from an IRA on or after attainment of age 59 1/2; and (v) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

DIVIDENDS, DISTRIBUTIONS AND TAXES

      The following supplements the information in each Prospectus.

      Each Class of shares of each Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares, and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

      The policy of the Trust is to distribute substantially all of each Fund's net investment income and any net realized capital gains in the amount and at the times that will avoid any federal income or excise taxes. This may require additional payments, if any, to be made during the first quarter of the following calendar year.

      All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Fund at net asset value unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

      Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Funds may deduct from a shareholder's account the costs of that Fund's efforts to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Funds are otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

      Each Fund intends to elect to be, and qualify for treatment as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Each Fund intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

      Dividends from net investment income (e.g., dividends and interests less expenses incurred in the operation of a Fund) and net short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. (These distributions may be eligible for the dividends-received deductions for corporations.) Distributions from net long-term capital gains, if any, are taxable to shareholders as long-term capital gain rates, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares.

      A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, each Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Funds. Distributions declared in December but paid in January are taxable to you as if paid in December.

      Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

      Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

      All or any portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

      If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in that Fund within 35 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in the Fund are excluded from your tax basis in the shares sold and added to your tax basis for the new shares.

      A portion of a Fund's dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

      In addition to the federal taxes described above, distributions by a Fund, and gains from the sale or exchange of your shares, generally will be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisors. Non-U.S. investors may be subject to U.S. withholding and estate tax.

      The Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

      In order to qualify as a regulated investment company for federal income tax purposes, a Fund must meet certain specific requirements, including:

      (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

      (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stocks, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

      (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

      The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year, 98% of its capital gain net income earned during the 12 month period ending October 31 and 100% of any undistributed amount from the prior year to shareholders by December 31 of each year in order to avoid federal excise tax. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

      When a Fund holds an option or contract which substantially diminishes the risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses.

      Under rules relating to "Constructive Sale Transactions", a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund generally will be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

      Investment in Foreign Currencies and Foreign Securities - Such investments, if made, will have the following additional tax consequences to a
Fund:

      Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, or forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Fund.

      If a Fund's Section 988 losses exceed it's other investment company taxable income during a taxable year, the Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

      A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

      Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in a Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

      Investment in Passive Foreign Investment Company Securities - A Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, that Fund may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC shares. A Fund will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

      A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another election that involves marking-to-market a Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), unrealized gains would be treated as though they were realized. A Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of it's investments in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules generally would be eliminated.

      The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

      You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its investment policy.

Taxation of Shareholders

      Dividends of net investment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares. Dividends received by corporate shareholders will qualify for the dividends-received deduction only to the extent that each Fund designates the amount distributed as a dividend and the amount so designated does not exceed the aggregate amount of dividends received by the Fund from domestic corporations for the taxable year. The federal dividends-received deduction for corporate shareholders may be further reduced or disallowed if the shares with respect to which dividends are received are treated as debt-financed or are deemed to have been held for less than 46 days.

      Foreign countries may impose withholding and other taxes on dividends and interest paid to a Fund with respect to investments in foreign securities. However, certain foreign countries have entered into tax conventions with the U.S. to reduce or eliminate such taxes.

      Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in a Fund. If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

      Investors considering buying shares of a Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment. This is of particular concern for investors in each Fund other than the Fixed Income Fund because these Funds may make distributions on an annual basis.

      A Fund will be required in certain cases to withhold and remit to the United States Treasury 28% of taxable dividends or of gross proceeds from redemptions paid to any shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his tax return payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

      Certain investments and hedging activities of a Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities will be subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of a Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

      Certain securities purchased by a Fund (such as STRIPS, CUBES, TRs, TIGRs and CATS) are sold at original issue discount and do not make periodic cash interest payments. A Fund will be required to include as part of its current income the imputed interest on such obligations even though a Fund has not received any interest payments on such obligations during that period. Because a Fund distributes all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Manager or Sub-Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Jobs and Growth Tax Relief Reconciliation Act of 2003

      On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JGTRRA). The new law reduces the tax rate on dividends and capital gains to 15% (5% for taxpayers with income in the lower brackets; 0% for those taxpayers in 2008).

Reduction of Tax Rate on Dividends

      Qualifying dividends will be taxed at a rate of 15% (5% for taxpayers with income in the lower brackets; 0% for those taxpayers in 2008). Prior law will apply for tax years beginning after December 31, 2008. Dividends paid on foreign corporation stocks that are readily tradable on U.S. securities markets are eligible for the lower rates.

      The amount of ordinary dividends qualifying for the lower tax rates that may be paid by a RIC for any tax year may not exceed the amount of the aggregate qualifying dividends received by the RIC, unless that aggregate is at least 95% of the RIC gross income (as specially computed), in which case the entire dividend qualifies. Obviously, money market and bond mutual fund distributions will generally not qualify.

      The lower tax rates are not available for dividends to the extent that the taxpayer is obligated to make related payments with respect to positions in substantially similar or related property (e.g., payments in lieu of dividends under a short sale). The capital gain rates also do not apply to (1) dividends received from an organization that was exempt from tax under Section 501 or was a tax-exempt farmers' cooperative in either the tax year of the distribution or the preceding tax year; (2) dividends received from a mutual savings bank that received a deduction under Section 591; or (3) deductible dividends paid on employer securities (i.e., under Section 404(k)).

      Owners whose shares are lent in short sales would not qualify for the lower rate. The lower tax rates would not apply under the law as enacted to "payments in lieu of dividends," which are received by someone whose stock is loaned to a short-seller. Brokerages have commonly lent stock out of margin accounts to short sellers, but may need to accommodate investors who do not want to receive unfavorable dividend treatment because their stock was lent out.

Reduction of Tax Rate on Capital Gains

      Under JGTRRA, the top individual rate on adjusted net capital gain, which was generally 20% (10% for taxpayers in the 10% and 15% brackets), is reduced to 15% (5% for taxpayers with income in the lower brackets). These lower rates apply to both the regular tax and the alternative minimum tax. The lower rates apply to assets held more than one year. For taxpayers with income in the lower brackets, the 5% rate is reduced to 0% for 2008.

      The tax rate on short-term capital gains is unchanged, and they will continue to be taxed at the ordinary income rate. The capital gains changes apply to sales and exchanges (and installment payments received) on or after May 6, 2003, but not with respect to tax years beginning after December 31, 2008.

      The special tax rates for gains on assets held for more than five years (8% for taxpayers with income in the 10% and 15% brackets; 18% for other taxpayers with respect to assets purchased after 2000) have been repealed.

Back-up withholding Changes

      Prior to the passage of JGTRRA the backup withholding rate for shareholders that did not provide taxpayer identification numbers was 30%. This rate has been reduced to 28%, retroactive to January 1, 2003.

                                    *  *  *

     The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt is made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state and local taxes.

INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

      Delaware Management Company (the "Manager"), located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund. Such services are provided subject to the supervision and direction of the Trust's Board of Trustees. The Manager is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

      The Trust and the Manager have entered into an investment management agreement (the "Management Agreement"), which was initially approved by the Board of Trustees at a meeting held on July 17, 2003. Under the Management Agreement, the Manager has full discretion and responsibility, subject to the overall supervision of the Trust's Board of Trustees, to select and contract with one or more investment sub-advisers ("Sub-Advisers"), to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The Management Agreement obligates the Manager to implement decisions with respect to the allocation or reallocation of each Fund's assets among one or more current or additional Sub-Advisers, and to monitor the Sub-Advisers' compliance with the relevant Fund's investment objective, policies and restrictions. Under the Management Agreement, the Trust will bear the expenses of conducting its business. The Trust and the Manager may share facilities in common to each, which may include legal and accounting personnel, with appropriate pro ration of expenses between them. In addition, the Manager pays the salaries of all officers and Trustees of the Trust who are officers, directors or employees of the Manager or its affiliates.

      Under the Management Agreement, the Manager is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of a Fund:

                                                Annual Management Fee Rate
Fund                                  (as a percentage of average daily net assets)
--------------------------------   ----------------------------------------------------
                                   0.8000% of assets up to $250 million
                                   0.7875% of assets from $250 million to $300 million
Optimum Large Cap Growth Fund      0.7625% of assets from $300 million to $400 million
                                   0.7375% of assets from $400 million to $500 million
                                   0.7250% of assets over $500 million

                                   0.8000% of assets up to $100 million
Optimum Large Cap Value Fund       0.7375% of assets from $100 million to $250 million
                                   0.7125% of assets from $250 million to $500 million
                                   0.6875% of assets over $500 million

Optimum Small Cap Growth Fund      1.1000% of assets

                                   1.0500% of assets up to $75 million
Optimum Small Cap Value Fund       1.0250% of assets from $75 million to $150 million
                                   1.0000% of assets over $150 million

Fund                                            Annual Management Fee Rate
                                      (as a percentage of average daily net assets)
--------------------------------   ----------------------------------------------------
                                   0.8750% of assets up to $50 million
                                   0.8000% of assets from $50 to 100 million
Optimum International Fund         0.7800% of assets from $100 to 300 million
                                   0.7650% of assets from $300 to 400 million
                                   0.7300% of assets over $400 million

                                   0.7000% of assets up to $25 million
Optimum Fixed Income Fund          0.6500% of assets from $25 million to $100 million
                                   0.6000% of assets over $100 million

      Each Fund's (except the Small Cap Growth Fund's) management fee, as a percentage of net assets, declines as assets increase above designated levels. The Manager has contractually agreed through August 1, 2006 to reimburse expenses and/or waive its management fees for Class A, Class B, Class C and Institutional Class of each Fund to the extent necessary to keep total annual operating expenses (excluding interest, taxes, brokerage commissions, Rule 12b-1 fees, if applicable, and extraordinary expenses), as a percentage of each Class's respective average daily net assets, from exceeding rates as set forth in the Prospectuses. After August 1, 2006, the Manager may discontinue this expense reimbursement and/or fee waiver agreement.

      The Management Agreement will remain in effect with respect to each Fund for an initial period of two years. The Management Agreement may be renewed with respect to each Fund only if such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. The Management Agreement will terminate automatically in the event of its assignment.

      In approving the Management Agreement with respect to each Fund, the Board of Trustees considered the following factors: the nature, extent and quality of the services proposed to be provided by the Manager; the experience and qualifications of personnel responsible for managing the Fund; the Manager's financial condition; the level and method of computing the Fund's management fee; the fair market value of the services provided by the Manager; a comparative analysis of the expense ratios of, and advisory fees paid by, similar funds; the extent to which the Manager will realize economies of scale as the Fund grows; other benefits accruing to the Manager or its affiliates from its relationship with the Fund; and any possible conflicts of interest. The Board also considered the nature, extent and quality of the services proposed to be provided by the Manager's affiliates on behalf of each Fund, including fund accounting, transfer agent, administrative, and shareholder services.

      Except for those expenses borne by the Manager under the Management Agreement and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

      The Manager has also entered into an Investment Consulting Agreement with Linsco/Private Ledger Corp. to provide research to assist the Manager in evaluating and monitoring Fund performance and the Sub-Advisers and in making recommendations to the Trustees about hiring and changing Sub-Advisers. The Manager is responsible for paying the consulting fees out of its assets at an annual rate of 0.25% of each Fund's average net assets.

The Sub-Advisers

      The Manager has entered into Sub-Advisory Agreements on behalf of each Fund. The Sub-Advisory Agreements obligate Marsico Capital Management, LLC ("Marsico Capital"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Morgan Stanley Investment Management Inc., doing business in certain instances (including in its role as a sub-adviser to Large Cap Value Fund) under the name Van Kampen ("Van Kampen"), Massachusetts Financial Services Company ("MFS"), Columbia Wanger Asset Management, L.P. ("Columbia WAM"), Hotchkis and Wiley Capital Management, LLC ("H&W"), the Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("Delafield"), Mondrian Investment Partners Limited ("Mondrian"), Oberweis Asset Management, Inc. ("OAM") and Deutsche Investment Management Americas Inc. ("DIMA, Inc.") (doing business as Scudder Investments) (referred to individually as a "Sub-Adviser" and collectively as the "Sub-Advisers") to: (1) make investment decisions on behalf of their respective Funds, (2) place all orders for the purchase and sale of investments for their respective Funds with brokers or dealers selected by the Manager and/or the Sub-Advisers, and (3) perform certain limited related administrative functions in connection therewith.

      The aggregate advisory fees (as a percentage of net assets) to be paid to the Sub-Advisers that are not affiliated persons of the Manager ("Unaffiliated Sub-Advisers") are as follows:

                                   Aggregate Fee Rate to be Paid to the
         Fund                           Unaffiliated Sub-Advisers*
--------------------------------   -------------------------------------
Large Cap Growth Fund                               0.45%
Large Cap Value Fund                                0.45%
Small Cap Growth Fund                               0.725%
Small Cap Value Fund                                0.70%
International Fund                                  0.50%
Fixed Income Fund                                   0.35%

* For each Fund, the information in this table is calculated based on the Fund's net assets as of the date of this Part B and assumes that, when the Fund has more than one sub-adviser, the assets of the Fund are allocated equally among its Sub-Advisers.

      In approving the initial term of the Sub-Advisory Agreement with each Sub-Adviser to each Fund, the Board of Trustees considered the following factors: the nature, extent and quality of the services proposed to be provided by the Sub-Adviser to the Fund; the Sub-Adviser's management style; the Sub-Adviser's current and proposed level of staffing and its overall resources; whether the Sub-Adviser manages or has managed any other registered investment companies; the Sub-Adviser's compliance systems and capabilities; and any disciplinary history.

      The Manager recommends Sub-Advisers for each Fund to the Trustees based upon its continuing quantitative and qualitative evaluation of each Sub-Adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Funds are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a Sub-Adviser, and the Manager does not expect to recommend frequent changes of Sub-Advisers.

      The Sub-Advisers have discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with their respective Funds' investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

      Generally, no Sub-Adviser provides any services to any Fund except asset management and related administrative and recordkeeping services. However, a Sub-Adviser or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

      The Manager and the Sub-Advisers also provide investment management and/or sub-advisory services to other mutual funds and may also manage private investment accounts. Although investment decisions for a Fund are made independently from those of other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for a Fund.

Fund Accounting, Administrative, and Transfer Agency Services

      Delaware Service Company, Inc. ("DSC"), located at 2005 Market Street, Philadelphia, PA 19103-7094, provides the Trust with fund accounting, administrative, and transfer agency services pursuant to a Mutual Fund Services Agreement. DSC provides the Trust with fund accounting services including performing all functions related to calculating each Fund's net asset value, and providing all financial reporting services, regulatory compliance testing, and other related accounting services. For fund accounting services, the Trust pays DSC a fee at an annual rate of 0.04% of the Trust's total average daily net assets, plus out-of-pocket expenses, subject to certain minimums. DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board of Trustees. DSC makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For administrative services, the Trust pays DSC a fee at an annual rate of 0.35% of the Trust's total average daily net assets, plus out-of-pocket expenses. DSC also serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For transfer agency services, the Trust pays DSC a fee at an annual rate of 0.15% of the Trust's total average daily net assets, plus out-of-pocket expenses, subject to certain minimums. DSC is an affiliate of the Manager. DSC is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and, therefore, Lincoln National Corporation. DSC may also contract to compensate selling dealers for providing certain services to Fund shareholders. These payments are made out of the DSC's compensation, and may equal up to 0.25% of a fund's average daily net assets for shareholders that the selling dealer services. Linsco/Private Ledger Corp. ("LPL"), the consultant to the Manager, has been engaged to provide such services and DSC pays LPL a fee at an annual rate of 0.25% of average daily net assets.

Distribution

      Delaware Distributors, L.P. (the "Distributor"), located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Fund's shares pursuant to a Distribution Agreement dated July 17, 2003. The Distributor is an affiliate of the Manager and Delaware Service Company, Inc. and bears all of the costs of promotion and distribution, except for payments by Class A, Class B and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, Inc. ("DDI") is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc., which, in turn, is a wholly owned subsidiary of Lincoln National Corporation. The Distributor offers Trust shares on a continuous basis.

      Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Trust's financial intermediary wholesaler pursuant to a Financial Intermediary Agreement with the Distributor dated July 17, 2003. LFD is primarily responsible for promoting the sale of Fund shares through participating securities dealers or other financial intermediaries. The address of LFD is 2001 Market Street, Philadelphia, PA 19103. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Fund shares through participating securities dealer or other financial intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to Optimum Fund shares at the annual rate of 0.20% of the average daily net assets of shares of the Optimum Funds, with a maximum amount of $1 million per calendar year and no carryover of fees in excess of such amount. The fees associated with LFD's services to the Funds are borne exclusively by the Distributor and not by the Funds.

      The Distributor received net commissions from the Funds on behalf of the Class A Shares, after allowances to dealers, as follows:

                                             Fiscal Year Ended March 31, 2005
                                ----------------------------------------------------------
                                Total Amount of
                                 Underwriting     Amounts Reallowed to   Net Commission to
                                  Commission            Dealers                DDLP
                                ---------------   --------------------   -----------------
Optimum Large Cap Growth Fund      $703,877             $592,244             $111,633
Optimum Large Cap Value Fund        715,158              601,213              113,945
Optimum Small Cap Growth Fund       149,384              125,698               23,686
Optimum Small Cap Value Fund        160,962              135,481               25,481
Optimum International Fund          274,414              230,603               43,811
Optimum Fixed Income Fund           812,934              705,711              107,223

      The Distributor received in the aggregate CDSC payments with respect to the Fund's Class B Shares as follows:

CDSC Payments                      Fiscal Year Ended March 31, 2005
-----------------------------      --------------------------------
Optimum Large Cap Growth Fund                  $ 9,807
Optimum Large Cap Value Fund                     9,994
Optimum Small Cap Growth Fund                    2,137
Optimum Small Cap Value Fund                     2,182
Optimum International Fund                       5,590
Optimum Fixed Income Fund                       11,466

      The Distributor received CDSC payments with respect to the Fund's Class C Shares as follows:

CDSC Payments                      Fiscal Year Ended March 31, 2005
-----------------------------      --------------------------------
Optimum Large Cap Growth Fund                  $20,439
Optimum Large Cap Value Fund                    19,972
Optimum Small Cap Growth Fund                    4,229
Optimum Small Cap Value Fund                     6,258
Optimum International Fund                       7,589
Optimum Fixed Income Fund                       35,421

Codes of Ethics

      The Trust, the Manager, the Distributor and LFD, in compliance with Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics that govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. Each Sub-Adviser also has adopted a Code of Ethics under Rule 17j-1. The Codes of Ethics for the Trust, the Manager, the Distributor, LFD and the Sub-Advisers are on public file with, and are available from, the SEC.

[outstanding information for the PORTFOLIO MANAGERS section will be provided in the 485(b) filing]


[PORTFOLIO MANAGERS

A.       OTHER ACCOUNTS MANAGED.

         The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of March 31, 2005. This disclosure has been provided by the Manager and Sub-Advisor, as applicable.

LARGE CAP GROWTH FUND:

                                                                                                               TOTAL ASSETS IN
                                                                                NO. OF ACCOUNTS WITH            ACCOUNTS WITH
                                  NO. OF ACCOUNTS      TOTAL ASSETS MANAGED    PERFORMANCE-BASED FEES       PERFORMANCE-BASED FEES
                                  ---------------      --------------------    ----------------------       ----------------------
MARSICO CAPITAL MANAGEMENT, LLC

THOMAS F. MARSICO
    Registered Investment                 29              $22.1 billion                  0                            $0
    Companies
    Other Pooled Investment               12               $1.1 billion                  0                            $0
    Vehicles
    Other Accounts                         0                    $0                       0                            $0
JAMES G. GENDELMAN
    Registered Investment                 12                $3 billion                   0                            $0
    Companies
    Other Pooled Investment                2               $1.3 million                  0                            $0
    Vehicles
    Other Accounts                         0                    $0                       0                            $0

T. ROWE PRICE ASSOCIATES, INC.

ROBERT W. SMITH
    Registered Investment                 11              $12.1 billion                  0                            $0
    Companies
    Other Pooled Investment                3              $170.7 million                 0                            $0
    Vehicles
    Other Accounts                         4              $238.9 million                 0                            $0

LARGE CAP VALUE FUND:

                                                                                                               TOTAL ASSETS IN
                                                                                NO. OF ACCOUNTS WITH            ACCOUNTS WITH
                                  NO. OF ACCOUNTS      TOTAL ASSETS MANAGED    PERFORMANCE-BASED FEES       PERFORMANCE-BASED FEES
                                  ---------------      --------------------    ----------------------       ----------------------
MORGAN STANLEY INVESTMENT
MANAGEMENT INC., DOING BUSINESS
AS VAN KAMPEN

JAMES A. GILLIGAN
    Registered Investment                 11              $19.4 billion
    Companies
    Other Pooled Investment                6               $2.2 billion
    Vehicles
    Other Accounts                         8                $2 billion
THOMAS BASTIAN
    Registered Investment                 11              $19.4 billion
    Companies
    Other Pooled Investment                6               $2.2 billion
    Vehicles
    Other Accounts                         8                $2 billion
SERGIO MARCHELI
    Registered Investment                 11              $19.4 billion
    Companies
    Other Pooled Investment                6               $2.2 billion
    Vehicles
    Other Accounts                         8                $2 billion
JAMES O. ROEDER
    Registered Investment                 11              $19.4 billion
    Companies
    Other Pooled Investment                6               $2.2 billion
    Vehicles
    Other Accounts                         8                $2 billion
VINCENT E. VIZACHERO
    Registered Investment                 11              $19.4 billion
    Companies
    Other Pooled Investment                6               $2.2 billion
    Vehicles
    Other Accounts                         8                $2 billion

                                                                                                               TOTAL ASSETS IN
                                                                                NO. OF ACCOUNTS WITH            ACCOUNTS WITH
                                  NO. OF ACCOUNTS      TOTAL ASSETS MANAGED    PERFORMANCE-BASED FEES       PERFORMANCE-BASED FEES
                                  ---------------      --------------------    ----------------------       ----------------------
MASSACHUSETTS FINANCIAL
SERVICES COMPANY

STEVE R. GORHAM
    Registered Investment                 22              $30.9 billion                  0                            $0
    Companies
    Other Pooled Investment                3              $758.8 million                 0                            $0
    Vehicles
    Other Accounts                        26               $3.5 billion                  0                            $0

SMALL CAP GROWTH FUND:

COLUMBIA WANGER ASSET
MANAGEMENT, L.P.

ROBERT A. MOHN
    Registered Investment                  3              $15.9 billion                  0                            $0
    Companies
    Other Pooled Investment                1              $289.9 million                 0                            $0
    Vehicles
    Other Accounts                         8              $1.1 billion                   0                            $0

OBERWEIS ASSET MANAGEMENT, INC.

JAMES W. OBERWEIS
    Registered Investment                  7              $447.1 million                 0                            $0
    Companies
    Other Pooled Investment                0                    $0                       0                            $0
    Vehicles
    Other Accounts                        286             $472.8 million                 2                       $41 million

SMALL CAP VALUE FUND:

                                                                                                               TOTAL ASSETS IN
                                                                                NO. OF ACCOUNTS WITH            ACCOUNTS WITH
                                  NO. OF ACCOUNTS      TOTAL ASSETS MANAGED    PERFORMANCE-BASED FEES       PERFORMANCE-BASED FEES
                                  ---------------      --------------------    ----------------------       ----------------------
HOTCHKIS AND WILEY CAPITAL
MANAGEMENT, LLC

DAVID GREEN
    Registered Investment                 14               $11 billion                   1                       $1.8 billion
    Companies
    Other Pooled Investment                4               $502 million                  0                            $0
    Vehicles
    Other Accounts                        108             $10.8 billion                  6                        $1 billion
JIM MILES
    Registered Investment                 14               $11 billion                   1                       $1.8 billion
    Companies
    Other Pooled Investment                4               $502 million                  0                            $0
    Vehicles
    Other Accounts                        108             $10.8 billion                  6                        $1 billion
JOE HUBER
    Registered Investment                 14               $11 billion                   1                       $1.8 billion
    Companies
    Other Pooled Investment                4               $502 million                  0                            $0
    Vehicles
    Other Accounts                        108             $10.8 billion                  6                        $1 billion
STAN MAJCHER
    Registered Investment                 14               $11 billion                   1                       $1.8 billion
    Companies
    Other Pooled Investment                4               $502 million                  0                            $0
    Vehicles
    Other Accounts                        108             $10.8 billion                  6                        $1 billion
GEORGE DAVIS
    Registered Investment                 14               $11 billion                   1                       $1.8 billion
    Companies
    Other Pooled Investment                4               $502 million                  0                            $0
    Vehicles
    Other Accounts                        108             $10.8 billion                  6                        $1 billion

                                                                                                               TOTAL ASSETS IN
                                                                                NO. OF ACCOUNTS WITH            ACCOUNTS WITH
                                  NO. OF ACCOUNTS      TOTAL ASSETS MANAGED    PERFORMANCE-BASED FEES       PERFORMANCE-BASED FEES
                                  ---------------      --------------------    ----------------------       ----------------------
 DELAFIELD ASSET MANAGEMENT, A
 DIVISION OF REICH & TANG ASSET
 MANAGEMENT

J. DENNIS DELAFIELD
    Registered Investment                  2              $392.4 million                 0                            $0
    Companies
    Other Pooled Investment                1              $38.5 million                  0                            $0
    Vehicles
    Other Accounts                        60              $160.5 million                 0                            $0
VINCENT SELLECCHIA
    Registered Investment                  3              $403.4 million                 0                            $0
    Companies
    Other Pooled Investment               16              $1.05 billion                  1                      $23.8 million
    Vehicles
    Other Accounts                        109             $1.57 billion                  1                      $57.7 million

INTERNATIONAL FUND:

 MONDRIAN INVESTMENT PARTNERS
 LIMITED

EMMA LEWIS
    Registered Investment                  5               $3.1 billion                  0                            $0
    Companies
    Other Pooled Investment                1               $50 million                   0                            $0
    Vehicles
    Other Accounts                         4               $681 million                  0                            $0
HUGH SERJEANT
    Registered Investment                  0                    $0                       0                            $0
    Companies
    Other Pooled Investment                1                $1 million                   0                            $0
    Vehicles
    Other Accounts                         3               $242 million                  0                            $0
FIONA BARWICK
    Registered Investment                  4               $685 million                  0                            $0
    Companies
    Other Pooled Investment                0                    $0                       0                            $0
    Vehicles
    Other Accounts                        10               $1.9 billion                  0                            $0

                                                                                                               TOTAL ASSETS IN
                                                                                NO. OF ACCOUNTS WITH            ACCOUNTS WITH
                                  NO. OF ACCOUNTS      TOTAL ASSETS MANAGED    PERFORMANCE-BASED FEES       PERFORMANCE-BASED FEES
                                  ---------------      --------------------    ----------------------       ----------------------
 MARSICO CAPITAL MANAGEMENT, LLC

JAMES G. GENDELMAN
    Registered Investment                 12                $3 billion                   0                            $0
    Companies
    Other Pooled Investment                2               $1.3 million                  0                            $0
    Vehicles
    Other Accounts                         0                    $0                       0                            $0

FIXED INCOME FUND:

 DELAWARE MANAGEMENT COMPANY

RYAN BRIST
    Registered Investment                 34               $4.9 billion                  0                            $0
    Companies
    Other Pooled Investment                8               $2.5 billion                  0                            $0
    Vehicles
    Other Accounts                         0                    $0                       0                            $0
TIM RABE
    Registered Investment                  3               $203 million                  0                            $0
    Companies
    Other Pooled Investment               12               $2.3 billion                  0                            $0
    Vehicles
    Other Accounts                         0                    $                        0                            $0
PHIL PERKINS
    Registered Investment                  0                    $0                       0                            $0
    Companies
    Other Pooled Investment                5                $1 billion                   0                            $0
    Vehicles
    Other Accounts                         0                    $0                       0                            $0
STEVEN R. CIANCI
    Registered Investment                 36               $1.7 billion                  0                            $0
    Companies
    Other Pooled Investment                8               $1.3 billion                  0                            $0
    Vehicles
    Other Accounts                         0                    $0                       0                            $0
PAUL GRILLO
    Registered Investment                 36               $1.7 billion                  0                            $0
    Companies
    Other Pooled Investment                8               $1.3 billion                  0                            $0
    Vehicles
    Other Accounts                         0                    $0                       0                            $0

                                                                                                               TOTAL ASSETS IN
                                                                                NO. OF ACCOUNTS WITH            ACCOUNTS WITH
                                  NO. OF ACCOUNTS      TOTAL ASSETS MANAGED    PERFORMANCE-BASED FEES       PERFORMANCE-BASED FEES
                                  ---------------      --------------------    ----------------------       ----------------------
DEUTCHE INVESTMENT MANAGEMENT
AMERICAS INC., DOING BUSINESS
AS SCUDDER INVESTMENTS

GARY BARTLETT
    Registered Investment                 17                $4 billion                   0                            $0
    Companies
    Other Pooled Investment                9                $3 billion                   0                            $0
    Vehicles
    Other Accounts                        169             $16.4 billion                  1                      $133.2 million
THOMAS FLAHERTY
    Registered Investment                 17                $4 billion                   0                            $0
    Companies
    Other Pooled Investment                9                $3 billion                   0                            $0
    Vehicles
    Other Accounts                        169             $16.4 billion                  1                      $133.2 million


CONFLICTS OF INTEREST

LARGE CAP GROWTH FUND:

[Insert Marsico Capital Management, LLC info]

[Insert T. Rowe Price Associates, Inc. info]

LARGE CAP VALUE FUND:

[Insert Morgan Stanley Investment Management/Van Kampen info]

[Insert Massachusetts Financial Services Company info]

SMALL CAP GROWTH FUND:

[Insert Columbia Wanger Asset Management, L.P. info]

[Insert Oberweis Asset Management, Inc. info]

SMALL CAP VALUE FUND:

[Insert Hotchkis and Wiley Capital Management, LLC info]

[Insert Delafield Asset Management/Reich & Tang Asset Management, LLC info]

INTERNATIONAL FUND:

[Insert Mondrian Investment Partners info]

[Insert Marsico Capital Management, LLC info]

FIXED INCOME FUND:

DELAWARE MANAGEMENT COMPANY

         Individual portfolio managers may perform investment management services for other accounts similar to those provided to the Funds and the investment action for each account and Fund may differ. For example, one account or Fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one account and Fund may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or Fund. The investment opportunity may be limited, however, so that all accounts and Funds for which the investment would be suitable may not be able to participate. Delaware has adopted procedures designed to allocate investments fairly across multiple accounts.

         [Number of performance-based fee accounts] of the accounts managed by the portfolio managers has a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.

         A portfolio manager's management of personal accounts also may present certain conflicts of interest. While Delaware's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

[Insert Deutche Investment Management Americas Inc. info]

B.       COMPENSATION.

         Each portfolio's manager's compensation consists of the following:

LARGE CAP GROWTH FUND:

[Insert Marsico Capital Management, LLC info]

[Insert T. Rowe Price Associates, Inc. info]

LARGE CAP VALUE FUND:

MORGAN STANLEY INVESTMENT MANAGEMENT, DOING BUSINESS AS VAN KAMPEN

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Subadviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

     o   Cash Bonus;
     o Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;
     o Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Subadviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;
     o Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Subadviser or its affiliates; and
     o Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     o Investment performance. The majority of a portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.
     o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
     o   Contribution to the business objectives of the Subadviser.
     o   The dollar amount of assets managed by the portfolio manager.

     o   Market compensation survey research by independent third parties.
     o   Other qualitative factors, such as contributions to client objectives.
     o Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

[Insert Massachusetts Financial Services Company info]

SMALL CAP GROWTH FUND:

[Insert Columbia Wanger Asset Management, L.P. info]

[Insert Oberweis Asset Management, Inc. info]

SMALL CAP VALUE FUND:

[Insert Hotchkis and Wiley Capital Management, LLC info]

[Insert Delafield Asset Management/Reich & Tang Asset Management, LLC info]

INTERNATIONAL FUND:

[Insert Mondrian Investment Partners info]

[Insert Marsico Capital Management, LLC info]

FIXED INCOME FUND:

DELAWARE MANAGEMENT COMPANY

BASE SALARY - Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

BONUS -
Growth Team. Each named portfolio manager is eligible to receive an annual bonus. The amount available in the bonus pool is based on the management team's assets under management minus any direct expenses (expenses associated with product and investment management team). Certain portfolio managers may receive a guaranteed quarterly payment of a portion of this bonus. The distribution of the bonus pool to individual team members is determined within the discretion of Delaware.

Other Equity Teams. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate direct expenses associated with this product and the investment management team) create the "bonus pool" for a product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the Fund's performance relative to the performance of the Fund's Lipper peer group. Performance is measured as the result of one's standing in the appropriate Lipper peer group on a one year and three year basis. The 3-year is weighted more heavily and there is no objective award for a fund that falls below the 50th percentile for a given time period. There is a sliding scale for performance achievements above the 50th percentile.

Fixed Income Teams. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative factors. The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management fees and direct expenses, including fund waiver expenses, for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately 80% of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund's Lipper peer group percentile ranking on a one-year and three-year basis. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking in consultant databases. There is no objective award for a fund that falls below the 50th percentile for a given time period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The managed separate accounts are compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by Delaware and takes into account subjective factors.

DEFERRED COMPENSATION - Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

STOCK OPTION INCENTIVE PLAN/EQUITY COMPENSATION PLAN - Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or "non-qualified" stock options). In addition, certain managers may be awarded restricted stock units, or "performance shares", in Lincoln National Corporation. Delaware Investments U.S., Inc., is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings, Inc., is in turn a wholly-owned, indirect subsidiary of Lincoln National Corporation.

The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain Delaware investment personnel with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Options are awarded from time to time by the investment manager in its full discretion. Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder.

Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln's Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln's achievement of certain performance goals relative to a pre-determined peer group.

OTHER COMPENSATION - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

[Insert Deutche Investment Management Americas Inc. info]

C.       OWNERSHIP OF SECURITIES

         As of March 31, 2005 the portfolio managers of the Optimum Fund Trust owned the following amounts of Fund shares:

                                                         DOLLAR RANGE OF
                PORTFOLIO MANAGER                      FUND SHARES OWNED(1)
                -----------------                      --------------------
       THOMAS F. MARSICO                                      NONE
       JAMES G. GENDELMAN                                     NONE
       ROBERT W. SMITH                                        NONE
       JAMES A. GILLIGAN                                      NONE
       THOMAS BASTIAN                                         NONE
       SERGIO MARCHELI                                        NONE
       JAMES O. ROEDER                                        NONE
       VINCENT E. VIZACHERO                                   NONE
       STEVE R. GORHAM                                        NONE
       ROBERT A. MOHN                                         NONE
       JAMES W. OBERWEIS                                      NONE
       DAVID GREEN                                            NONE
       JIM MILES                                              NONE
       JOE HUBER                                              NONE
       STAN MAJCHER                                           NONE
       GEORGE DAVIS                                           NONE
       J. DENNIS DELAFIELD                                    NONE
       VINCENT SELLECCHIA                                     NONE
       EMMA LEWIS                                             NONE
       HIGH SERJEANT                                          NONE
       FIONA BARWICK                                          NONE
       JAMES G. GENDELMAN                                    [____]
       RYAN BRIST                                             NONE
       TIM RABE                                               NONE
       PHIL PERKINS                                           NONE
       STEVEN R. CIANCI                                       NONE
       PAUL GRILLO                                            NONE
       GARY BARTLETT                                          NONE
       THOMAS FLAHERTY                                        NONE


--------------
(1) Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.

OFFICERS AND TRUSTEES

      The business and affairs of the Trust are managed under the direction of its Board of Trustees.

      Certain officers and Trustees of the Trust hold identical positions in each of the funds in the Delaware Investments family of investment companies.

      DMH Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc. Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Delaware Management Trust Company, Delaware Management Business Trust, Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Management Company (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Retirement Financial Services, Inc. and LNC Administrative Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH is an indirect, wholly owned subsidiary, and is subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.

      Trustees and principal officers of the Trust are noted below along with their birth dates and their business experience for the past five years.

                                                                                                   Number of
                                                                                                 Portfolios in          Other
                                                                                                 Fund Complex       Directorships
                              Position(s) Held    Length of     Principal Occupation(s) During    Overseen by          Held by
Name, Address and Birthdate    with the Trust    Time Served             Past 5 Years             Trustee(1)           Trustee
---------------------------   ----------------   -----------   -------------------------------   -------------   -------------------
Interested Trustees

Mark S. Casady(2)                 Trustee         April 21,     President and Chief Operating          6               None
2005 Market Street                                 2003 to         Officer - LPL Financial
Philadelphia, PA 19103                             present        Services (2002 - Present)

Age 44                                                               Managing Director -
                                                                     Scudder Investments
                                                                         (1994 -2002)

John C.E. Campbell(2)             Trustee,        June 17,           President, Global -               6             None(1)
2005 Market Street             President and       2004 to         Institutional Services,
Philadelphia, PA 19103        Chief Executive      present       Delaware Investment Advisers
                                  Officer                              (2003 - Present)
Age 59

                                                                  Executive Vice President -
                                                                      Global Marketing &
                                                                       Client Services
                                                                 Delaware Management Company
                                                                       (1992 - Present)

                                                                                                   Number of
                                                                                                 Portfolios in          Other
                                                                                                 Fund Complex       Directorships
                              Position(s) Held    Length of     Principal Occupation(s) During    Overseen by          Held by
Name, Address and Birthdate    with the Trust    Time Served             Past 5 Years             Trustee(1)           Trustee
---------------------------   ----------------   -----------   -------------------------------   -------------   -------------------
Independent Trustees

Nicholas D. Constan               Trustee         July 17,      Adjunct Professor - University         6                None
2005 Market Street                                2003 to              of Pennsylvania
Philadelphia, PA 19103                            present              (1972 - present)

Age 66

William W. Hennig                 Trustee         July 17,             Private Investor                6                None
2005 Market Street                                2003 to
Philadelphia, PA 19103                            present

Age 74

Durant Adams Hunter               Trustee         July 17,       Principal - Ridgway Partners          6                None
2005 Market Street                                2003 to           (Executive Recruiting)
Philadelphia, PA 19103                            present              (2004 - Present)

Age 56                                                           Chief Executive Officer and
                                                               Executive Recruiter - Whitehead
                                                               MANN Inc. (Executive Recruiting)
                                                                        (1992 - 2003)

Kenneth R. Leibler                Trustee         July 17,                Chairman -                   6                None
2005 Market Street                                2003 to          Boston Options Exchange
Philadelphia, PA 19103                            present              (2005 - Present)

Age 56                                                           Chairman and Chief Executive
                                                               Officer - Boston Stock Exchange
                                                                        (2001 - 2004)

                                                                President and Chief Executive
                                                                 Officer - Liberty Financial
                                                                          Companies
                                                                     (Financial Services)
                                                                        (1995 - 2000)

Stephen Paul Mullin               Trustee         July 17,           Principal - Econsult              6                None
2005 Market Street                                 2003 to               Corporation
Philadelphia, PA 19103                             present          (Economic consulting)
                                                                       (2000 - Present)
Age 49

                                                                                                   Number of
                                                                                                 Portfolios in          Other
                                                                                                 Fund Complex       Directorships
                              Position(s) Held    Length of     Principal Occupation(s) During    Overseen by          Held by
Name, Address and Birthdate    with the Trust    Time Served             Past 5 Years             Trustee(1)           Trustee
---------------------------   ----------------   -----------   -------------------------------   -------------   -------------------
Independent Trustees (continued)

Robert A. Rudell                  Trustee         July 17,            Private Investor                 6             Director -
2005 Market Street                                 2003 to            (2002 - Present)                           Medtox Scientific,
Philadelphia, PA 19103                             present                                                       Inc. (Clinical lab)
                                                                Chief Operating Officer - ZSI                     (2002 - Present)
Age 56                                                               (Asset Management)
                                                                        (1998 - 2002)                                Director -
                                                                                                                  Heartland Group,
                                                                                                                 Inc.Family of Funds
                                                                                                                  (3 mutual funds)
                                                                                                                  (2005 - Present)

Jon Edward Socolofsky             Trustee         July 17,            Private Investor                 6                None
2005 Market Street                                 2003 to            (2002 - Present)
Philadelphia, PA 19103                             present
                                                                   Senior Vice President -
Age 59                                                               The Northern Trust
                                                                        (Trust bank)
                                                                        (1970 - 2001)

                                                                                                   Number of
                                                                                                 Portfolios in          Other
                                                                                                 Fund Complex       Directorships
                              Position(s) Held    Length of     Principal Occupation(s) During    Overseen by          Held by
Name, Address and Birthdate    with the Trust    Time Served             Past 5 Years             Trustee(1)           Trustee
---------------------------   ----------------   -----------   -------------------------------   -------------   -------------------
Officers


Joseph H. Hastings              Senior Vice       July 17,       Mr. Hastings has served in            6                None
2005 Market Street             President and       2003 to       various executive positions
Philadelphia, PA 19103        Chief Financial      Present          at different times at
                                  Officer                           Delaware Investments.
Age 55


Richelle S. Maestro             Senior Vice       July 17,        Ms. Maestro has served in            6                None
2005 Market Street            President, Chief     2003 to       various executive positions
Philadelphia, PA 19103         Legal Officer       Present          at different times at
                               and Secretary                        Delaware Investments.
Age 47


Michael P. Bishof               Senior Vice       July 17,        Mr. Bishof has served in             6                None
2005 Market Street             President and       2003 to       various executive positions
Philadelphia, PA 19103           Treasurer         Present          at different times at
                                                                    Delaware Investments.
Age 42

(1) The term "Fund Complex" refers to the Funds in the Optimum Funds Trust. Mr. Bishof and Ms. Maestro also serve in similar capacities for the Delaware Investments Family of Funds, a fund complex also managed and distributed by Delaware Investments with 98 funds.

(2) "Interested persons" of the Funds by virtue of their executive and management positions or relationships with the Fund's service providers or sub-service providers.

      The following is a compensation table listing, for each Trustee entitled to receive compensation, an estimate of the aggregate compensation to be received from the Trust and an estimate of the total compensation to be received from the funds in the Fund Complex, for the fiscal year ending March 31, 2005. Only the independent Trustees of the Trust receive compensation from the Trust.

                                          Pension or
                                          Retirement      Estimated           Total
                         Aggregate     Benefits Accrued     Annual         Compensation
                        Compensation    as Part of the     Benefits     from the Trust and
                          From the          Trust            Upon      Fund Complex paid to
Trustee                    Trust           Expenses       Retirement     each Trustee(1)
---------------------   ------------   ----------------   ----------   --------------------
Nicholas D. Constan       $21,500           None             None             $21,500
William W. Hennig         $21,500           None             None             $21,500
Durant Adams Hunter       $22,000           None             None             $22,000
Kenneth R. Leibler        $22,500           None             None             $22,500
Stephen Paul Mullin       $23,000           None             None             $23,000
Robert A. Rudell          $22,500           None             None             $22,500
Jon Edward Socolofsky     $23,500           None             None             $23,500


(1) Each independent Trustee receives a total annual retainer fee of $10,000 for serving as a Trustee, plus $6,000 for each Board Meeting attended ($500 per telephonic meeting). Members of the Audit Committee receive additional annual compensation of $2,500 plus $350 for each committee meeting in excess of five in any calendar year. In addition, the chairperson of the Audit Committee receives an additional annual retainer of $3,500. Members of the Nominating Committee receive additional annual compensation of $1,500 plus $500 for each committee meeting. In addition, the chairperson of the Nominating Committee receives an additional annual retainer of $2,500. The lead Trustee receives an additional annual retainer of $3,500.

      The Board of Trustees has the following committees:

      Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof, and acts as a liaison between the Trust's independent registered public accounting firm and the full Board of Trustees. The Audit Committee of the Trust consists of the following three independent Trustees appointed by the Board: Kenneth R. Leibler, Chairperson; Jon Edward Socolofsky and Robert A. Rudell. The Audit Committee held [__] meetings during the Trust's last fiscal year.

      Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. The committee will consider nominees recommended by shareholders. The Nominating Committee of the Trust currently consists of the following three Trustees appointed by the Board:
Durant Adams Hunter, Chairperson; Nicholas D. Constan and William W. Hennig. The Nominating Committee held [__] meetings during the last fiscal year.

      As of June 30, 2005, the officers and Trustees as a group owned less than 1% of the outstanding shares of each class of each Fund.

      As of July 5, 2005, management believes the following accounts held 5% or more of the outstanding shares of each Class of each Fund. Optimum Fund Trust has no knowledge of beneficial ownership.

Class                            Name and Address of Account    Share Amount    Percentage
-----------------------------    ---------------------------    ------------    ----------
Optimum Fixed Income Fund        None.
Class A

Optimum Fixed Income Fund        None.
Class B

Optimum Fixed Income Fund        None.
Class C

Optimum Fixed Income Fund        None.
Institutional Class

Optimum International Fund       None
Class A

Optimum International Fund       None.
Class B

Optimum International Fund       None.
Class C

Optimum International Fund       None.
Institutional Class

Optimum Large Cap Growth Fund    None.
Class A

Optimum Large Cap Growth Fund    None.
Class B

Optimum Large Cap Growth Fund    None
Class C

Optimum Large Cap Growth Fund    None.
Institutional Class

Optimum Large Cap Value Fund     None.
Class A

Optimum Large Cap Value Fund     None.
Class B

Optimum Large Cap Value Fund     None.
Class C

Optimum Large Cap Value Fund     None.
Institutional Class

Optimum Small Cap Growth Fund    None
Class A

Optimum Small Cap Growth Fund    None.
Class B

Optimum Small Cap Growth Fund    None.
Class C

Optimum Small Cap Growth Fund    None.
Institutional Class

Optimum Small Cap Value Fund     None.
Class A

Optimum Small Cap Value Fund     None.
Class B

Optimum Small Cap Value Fund     None
Class C

Optimum Small Cap Value Fund     None.
Institutional Class

GENERAL INFORMATION

      The Trust, which was organized as a Delaware statutory trust on April 21, 2003, is an open-end registered management investment company. Each Fund operates as a diversified fund as defined by the 1940 Act.

      JPMorgan Chase Bank, located at 4 Chase Metrotech Center, Brooklyn, NY 11245, serves as the custodian of each Fund's assets.

      DMH has consented to, and granted a non-exclusive license for, the use by any Series or by the Trust of the identifying word "Optimum" in the name of any Series or of the Trust. Such consent is subject to revocation by DMH in its discretion, if DMH or a subsidiary or affiliate thereof is not employed as the investment adviser of each Series of the Trust. As between the Trust and DMH, DMH controls the use of the name of the Trust insofar as such name contains the identifying word "Optimum." DMH may, from time to time, use the identifying word "Optimum" in other connections and for other purposes, including, without limitation, in the names of other investment companies, corporations or businesses which it may manage, advise, sponsor or own or in which it may have a financial interest. DMH may require the Trust or any Series thereof to cease using the identifying word "Optimum" in the name of the Trust or any Series thereof if the Trust or any Series thereof ceases to employ DMH or a subsidiary or affiliate thereof as investment adviser.

[Need to insert July 2005 annual contract meeting disclosure here]

Capitalization

      Each Fund offers four classes of shares: Class A, Class B, Class C and Institutional Class. Additional classes of shares may be offered in the future.

      The Trust has at present an unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Although all shares have equal voting rights on matters affecting the entire Trust, each Fund would vote separately on any matter that affects only that Fund, such as certain material changes to investment advisory contracts or as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund. Each Class of each Fund represents a proportionate interest in the assets of that Fund, and each has the same voting and other rights and preferences, except that a Class of a Fund may not vote on any matter affecting the Rule 12b-1 Plan that applies to another Class of that Fund. Shares have no preemptive rights or, for Class A, Class C and Institutional Class Shares, conversion rights. When issued, shares are fully paid and nonassessable. All shares participate equally in dividends, and upon liquidation would share equally.

Proxy Voting

      The Board of Trustees of the Trust has delegated to the Manager the responsibility to vote proxies with respect to the portfolio securities held by the Funds. The Manager has, in turn, delegated to each Sub-Adviser the responsibility to vote proxies with respect to portfolio securities held by the portion of a Fund that the Sub-Adviser advises. The Manager has retained the responsibility to vote proxies with respect to portfolio securities held by the Funds (or portions thereof) that it advises directly. The Manager and each Sub-Adviser have adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Copies of the policies and procedures for the Manager and each Sub-Adviser are included with this Part B. See Appendix B- Proxy Voting Policies and Procedures.

Noncumulative Voting

      Fund shares have noncumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

      This Part B does not include all of the information contained in the Registration Statement, which is on file with the SEC. Shareholders may obtain a copy of the Registration Statement by contacting the SEC in Washington, DC.

FINANCIAL STATEMENTS

      Ernst & Young LLP serves as the independent registered public accounting firm for Optimum Fund Trust and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Statement of Assets and Liabilities and Notes to Financial Statements as well as the report of Ernst & Young LLP, for the fiscal year ended March 31, 2005 are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds

      Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D--in default.

      Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

      Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

Commercial Paper

      Excerpts from S&P's description of its two highest commercial paper ratings: A-1--degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2--capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

      Excerpts from Moody's description of its two highest commercial paper ratings: P-1--superior quality; P-2--strong quality.

      Excerpts from Fitch, Inc.'s description of its highest ratings: F-1+ --Exceptionally strong quality; F-1 --Very strong quality; F-2 --Good credit quality.


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


APPENDIX B--PROXY VOTING POLICIES AND PROCEDURES

This Appendix provides the proxy voting policies and procedures (or, in some cases, a summary of the proxy voting policies and procedures) for the Manager and each Sub-Adviser.

Delaware Management Company (the "Manager")

The Fund has formally delegated to its investment adviser, Delaware Management Company (the "Adviser"), the ability to make all proxy voting decisions in relation to portfolio securities held by the Fund. If and when proxies need to be voted on behalf of the Fund, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote. Beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows:
(i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are generally determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from a company's operations and products; and (x) generally vote for proposals requesting the company to report on its policies and practices related to social, environmental and economic sustainability.


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


Because the Fund has delegated proxy voting to the Adviser, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

                                    * * * *

The Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("Delafield")

I.    Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Delafield has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.   Proxy Voting Procedures

(a) All proxies received by Delafield will be sent to Delafield's Proxy Coordinator. Delafield's Proxy Coordinator will:

(1)   Keep a record of each proxy received;

(2) Forward the proxy to the Analyst/Manager who follows the particular security and therefore is responsible for making the voting decision, and at the same time a copy to the Compliance Officer for identification of conflicts of interest between the Delafield and its clients;

(3) Absent material conflicts (see Section IV), the Analyst/Manager will determine how Delafield should vote the proxy. The Analyst/Manager will send its decision on how Delafield will vote a proxy to the Proxy Coordinator.

(4) Delafield retains a third party to assist in coordinating and voting proxies with respect to client securities. Portfolio Administration monitors the third party to assure that all proxies are being properly voted and appropriate records are being retained. The current service provider being used is Institutional Shareholder Services ("ISS"). ISS is responsible for receiving all proxy ballots from Delafield's client custodians, performing a reconciliation to ensure that all shares are accounted for and notifying Delafield of all upcoming meetings via their website. Delafield is then able to cast the vote via the website by a deadline enforced by ISS to ensure ample time is allotted for the vote to be received by the company. ISS maintains all client proxy voting history and is available upon request by Delafield.


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


III.  Voting Guidelines

In the absence of specific voting guidelines from the client, Delafield will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Delafield believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

Generally, Delafield will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

Generally, Delafield will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be over represented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, Delafield shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

(1) whether the proposal was recommended by management and the Delafield's opinion of management;

(2)   whether the proposal acts to entrench existing management; and

(3) whether the proposal fairly compensates management for past and future performance.

IV.   Conflicts of Interest

(a) Michael Appleton, Delafield's Compliance Officer will identify any conflicts that exist between the interests of Delafield and its clients. This examination will include a review of the relationship of Delafield and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer is a client of Delafield or an affiliate of Delafield or has some other relationship with Delafield or a client of Delafield.

(b) If a material conflict exists, Delafield will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Delafield will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Delafield determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Delafield will give the ERISA client the opportunity to vote the proxies themselves. Absent the client reserving voting rights, Delafield will vote the proxies solely in accordance with the policies outlined Section "III. Voting Guidelines" above.

V.    Disclosure

(a) Delafield will disclose in its Form ADV Part II that clients may contact Michael Appleton, Delafield's Compliance Officer, via e-mail or telephone at mappleton@rnt.com or 212-830-5494 in order to obtain information on how Delafield voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, Michael Appleton will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Delafield voted the client's proxy.

(b) A concise summary of these Proxy Voting Policies and Procedures will be included in Delafield's Form ADV Part II, and will be updated whenever these policies and procedures are updated. Michael Appleton will arrange for a copy of this summary to be sent to all existing clients who will already have been sent Delafield's Form ADV Part II, which is required to be offered to clients annually either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.   Recordkeeping

The Proxy Coordinator with the assistance of ISS will maintain files relating to Delafield's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Delafield and ISS. Records of the following will be included in the files:

(a) Copies of these proxy voting policies and procedures, and any amendments thereto.

(b) A copy of each proxy statement that Delafield receives provided however that Delafield might rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

(c)   A record of each vote that Delafield casts.

(d) A copy of any document Delafield created that was material to making a decision how to vote proxies, or that memorializes that decision.

(e) A copy of each written client request for information on how Delafield voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Delafield voted its proxies.

                                    * * * *

Mondrian Investment Partners Limited ("Mondrian")

Mondrian has established a Proxy Voting Committee (the "Committee"), which is responsible for overseeing Mondrian's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow Mondrian to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

In order to facilitate the actual process of voting proxies, Mondrian has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other Mondrian clients and vote proxies generally in accordance with the Procedures. After a proxy has been voted for the Fund, ISS will create a record of the vote that will be available to stockholders and filed with the SEC on a yearly basis beginning no later than August 31, 2004. The Committee is responsible for overseeing ISS's proxy voting activities.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, Mondrian will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and Mondrian will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows:
(i) generally abstain if a company changes its auditor and fails to provide shareholders with an explanation for the change; (ii) generally vote re-incorporation proposals on a case-by-case basis; (iii) generally vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders; (iv) generally vote amendments to the articles of association on a case-by-case basis; (v) generally vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares; (vi) generally vote for share repurchase plans, unless clear evidence of past abuse of the authority is available or the plan contains no safeguards against selective buybacks; and
(vii) votes with respect to management compensation plans are determined on a case-by-case basis.

Because the Fund has delegated proxy voting to Mondrian, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, Mondrian does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that Mondrian receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for Mondrian to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Mondrian during the proxy voting process. In the very limited instances where Mondrian is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving Mondrian or affiliated persons of Mondrian. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Fund.

                                    * * * *

Deutsche Investment Management Americas Inc. ("DIMA Inc.") (doing business as Scudder Investments)

DIMA Inc. has adopted its own Proxy Voting Policies and Procedures ("Policies"), a Proxy Voting Desktop Manual ("Manual"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of DIMA Inc. and its affiliates. The Manual sets forth the procedures that DIMA Inc. has implemented to vote proxies, including monitoring for corporate events, communicating with the fund's custodian regarding proxies, considering the merits of each proposal, and executing and recording the proxy vote. The Guidelines set forth DIMA Inc.'s general position on various proposals, such as:

Shareholder Rights -- DIMA Inc. generally votes against proposals that restrict shareholder rights.

Corporate Governance -- DIMA Inc. generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

Anti-Takeover Matters -- DIMA Inc. generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. DIMA Inc. generally votes for fair price proposals.

Routine Matters -- DIMA Inc. generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. DIMA Inc. generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which DIMA Inc. or an affiliate serves as investment adviser or principal underwriter ("affiliated investment companies"). DIMA Inc. votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth DIMA Inc.'s general voting positions on various proposals, DIMA Inc. may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which DIMA Inc. or an affiliate serves as investment adviser or sponsor.

DIMA Inc. may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which DIMA Inc. resolves conflicts of interest. To resolve conflicts, DIMA Inc., under normal circumstances, votes proxies in accordance with its Guidelines. If DIMA Inc. departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a committee established by DIMA Inc. will vote the proxy. Before voting any such proxy, however, the committee will exclude from the voting discussions and determinations any member who is involved in or aware of a material conflict of interest. If, after excluding any and all such members, there are fewer than three voting members remaining, DIMA Inc. will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, DIMA Inc. may not be able to vote proxies or DIMA Inc. may find that the expected economic benefits from voting outweigh the costs associated with voting. For example, DIMA Inc. may not vote proxies on certain foreign securities local restrictions or customs. DIMA Inc. generally does not vote proxies on securities subject to share blocking restrictions."

                                    * * * *


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


Hotchkis and Wiley Capital Management LLC ("H&W")

Purpose

The purpose of these Proxy Voting Policies and Procedures is to memorialize the procedures and policies adopted by H&W to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act").

Policy

H&W acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA"). Unless a client (including a "named fiduciary" under ERISA) specifically reserves the right to vote its own proxies, H&W will vote all proxies in sufficient time prior to their deadlines as part of its full discretionary authority over the assets.

When voting proxies for clients, H&W's primary concern is that all decisions be made solely in the best interest of the shareholder (for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). H&W will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the assets of the account.

Guidelines

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting on proposals often contained in proxy statements, but will not be used as rigid rules. The voting policies below are subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated below, H&W will exercise its best judgement as a fiduciary to vote in the manner which will most enhance shareholder value.

Management Proposals

The majority of votes presented to shareholders are proposals made by management, which have been approved and recommended by its board of directors. Generally, in the absence of any unusual or non-routine information, the following items are likely to be supported:

      o     Ratification of appointment of independent auditors

      o     General updating/corrective amendments to charter

      o Increase in common share authorization for a stock split or share dividend

      o     Stock option plans that are incentive based and not excessive

      o     Election of directors

The following items will always require company specific and case-by-case review and analysis when submitted by management to a shareholder vote:

      o     Directors' liability and indemnity proposals

      o     Executive compensation plans

      o Mergers, acquisitions, and other restructurings submitted to a shareholder vote

      o     Anti-takeover and related provisions

Shareholder Proposals

Under ERISA standards, it is inappropriate to use (vote) plan assets to carry out social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of beneficiaries, and economic impact. In general, H&W will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals. However, H&W will support shareholder proposals that are consistent with H&W's proxy voting guidelines for board-approved proposals

Generally, shareholder proposals related to the following items are supported:

      o     Confidential voting

      o     Bylaw and charter amendments only with shareholder approval

      o     Majority of independent directors in a board

Generally, shareholder proposals related to the following items are not supported:

      o     Limitations on the tenure of directors

      o     Declassification of the board

      o     Cumulative voting

      o Restrictions related to social, political, or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or vested interest impact.

      o Reports which are costly to provide or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of shareholders.

Conflict of Interest

Due to the nature of H&W's business and its small size, it is unlikely that conflicts of interest will arise in voting proxies of public companies. However, if a potential conflict of interest did arise it would typically be a proxy for a company that is also H&W's client. In this event, the Compliance Department will review these votes to make sure that H&W's proposed votes are consistent with the established guidelines and not prompted by any conflict of interest.

H&W may receive proxies for companies which are clients of Stephens Inc. ("Stephens"), a full service broker-dealer and investment bank whose parent company, Stephens Group Inc., owns a non-controlling minority interest in H&W. Stephens does not directly or indirectly participate in H&W's policies or decisions with respect to proxy voting.

Procedures

H&W's Portfolio Services Department is responsible for ensuring that all proxies received by H&W are voted in a timely manner and voted consistently across all portfolios. Although many proxy proposals can be voted in accordance with our established guidelines, we recognize that some proposals require special consideration, which may dictate that we make an exception to our broad guidelines.

H&W subscribes to an independent third party proxy research firm which provides analysis and recommendation for company proxies. On specific items where the board-approved recommendation and the research firm's recommendation do not agree, H&W will generally approve the board-approved recommendation if it is consistent with our established guidelines. The H&W analyst responsible for research for the company makes a determination on how to vote the proxies using our established guidelines.

Whenever H&W is proposing to vote against the board-approved recommendations or against its established guidelines, the Compliance Department will review these votes to make sure that H&W's proposed vote is not prompted by any conflict of interest.

Record Keeping

In accordance with Rule 204-2 under the Advisers Act, H&W will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that H&W may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the H&W that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made by clients regarding conflicts of interest in voting the proxy.

H&W will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advise clients how they may obtain information about how H&W voted their securities. Clients may obtain information about how their securities were voted or a copy of our Proxy Voting Policies and Procedures free of charge by written request addressed to H&W.

May 22, 2003

                                    * * * *

Columbia Wanger Asset Management, L.P. ("Columbia WAM")

                 Columbia Wanger Asset Management, L.P. ("WAM")
                          Policy and Procedures Manual

A. ADMINISTRATION

                  VOTING CLIENT AND FUND PROXIES

Primary Responsibility              WAM Stock Analyst/Portfolio Manager

Secondary Responsibility            WAM CIO

Oversight Responsibility            WAM COO and Compliance Officer

Issue Date                          8/01/03 (revised to reflect 9/23/03 approval
                                      Of the Acorn Board)

POLICY:

All proxies for client securities for which Columbia Wanger Asset Management, L.P. ("WAM") has been granted authority to vote shall be voted in a manner considered to be in the best interests of WAM's clients, including the Columbia Acorn Funds ("Acorn") and Wanger Advisor Trust Funds ("WAT") and their shareholders, without regard to any benefit to WAM or its affiliates. WAM shall examine each recommendation and vote against management's recommendation, if, in its judgment, approval or adoption of the recommendation would be expected to impact adversely the current or potential market value of the issuer's securities. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, WAM shall vote as the client instructs.

WAM addresses potential material conflicts of interest by having each individual stock analyst review and vote each proxy for the stocks that he/she follows. For those proposals where the analyst is voting against management's recommendation or where there is a variance from the guidelines contained herein, the WAM Proxy Committee will determine the vote in the best interest of WAM's clients, without consideration of any benefit to WAM, its affiliates or its other clients.

OVERVIEW:

WAM's policy is based upon its fiduciary obligation to act in its clients' best interests. In addition, the SEC recently adopted rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940. These rules impose obligations with respect to proxy voting on investment advisers and investment companies.

PROCEDURES:

I.    ACCOUNT POLICIES

Except as otherwise directed by the client, WAM shall vote as follows:

Separately Managed Accounts

WAM shall vote proxies on securities held in its separately managed accounts where the client has given WAM proxy voting authority. WAM currently has authority to vote proxies for the Northeastern University and Raytheon Company accounts but does not have authority to vote proxies for the State of Oregon.


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Columbia Acorn Trust/Wanger Advisors Trust

WAM shall vote proxies for portfolio securities held in these funds.

WAM Offshore Funds

WAM shall vote proxies on securities held in the Wanger Investment Company PLC (Wanger US Smaller Companies and Wanger European Smaller Companies) and Banque Du Louvre Multi Select Funds. WAM has not been given authority to vote proxies on securities held in the New America Small Caps Fund.

WAM Subadvised Mutual Fund Accounts

The authority to vote proxies on securities held in the AXP International Aggressive Growth Fund is reserved to the client. WAM has authority to vote proxies on securities held in the Optimum Small Cap Growth Fund.

II.   PROXY COMMITTEE

WAM has established a Proxy Committee, which consists of Chuck McQuaid (WAM CIO-Effective 10/1/03), Bruce Lauer (WAM COO), and Ken Kalina (WAM Chief Compliance Officer). For proxy voting purposes only, the Proxy Committee will also include the analyst who follows the portfolio security to be voted on. Rob Mohn (WAM Portfolio Manager) will be an alternate member of the Proxy Committee for voting purposes.

The functions of the Proxy Committee shall include, in part,

            (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the Voting Guidelines,


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            (b)   annual review of this Policy and Procedure Manual to ensure consistency with internal policies and legal and regulatory requirements,

            (c) annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and

            (d) development and modification of Voting Procedures as it deems appropriate or necessary.

In determining the vote on any proposal for which it has responsibility, the Proxy Committee shall act in accordance with the policy stated above.

The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee's purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

The Proxy Committee shall furnish a copy of the charter to the trustees of Columbia Acorn Trust and of Wanger Advisors Trust and copies of any modifications of the charter or of this Policy and Procedures Manual (including any modification of the Voting Guidelines or Voting Procedures).

III. VOTING GUIDELINES

WAM does not delegate any of its proxy voting to a third party. The stock analyst who follows the stock reviews all proxies and ballot items for which WAM has authority to vote. The analyst will consider the views of management on each proposal and if these views are consistent with the WAM Proxy Policy, will vote in favor of management. However, each analyst has the responsibility of independently analyzing each proposal and voting each proxy item on a case-by-case basis.

Following are some guidelines WAM uses with respect to voting on specific matters:

Election of the Board of Directors

WAM will generally support management's recommendation for proposals for the election of directors or for an increase or decrease in the number of directors provided a majority of directors would be independent. When director elections are contested, the analyst's recommendation and vote should be forwarded to the Proxy Committee for a full vote.

Approval of Independent Auditors

WAM will generally support management in its annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50%


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of its revenues from non-audit and non-tax activities from the company and its affiliates. In those cases, the vote should be forwarded to the Proxy Committee for a full vote.

Compensation and Equity-Based Compensation Plans

WAM is generally opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have inherently objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for incentive programs (including options, restricted stock or other equity equivalent programs but excluding expired or exercised incentive shares) exceed 10% of the currently outstanding shares overall or 3% for directors only, the proposal should be referred to the Proxy Committee. The analyst should provide background information on total compensation and company performance, along with a recommendation, to the Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interests of the client.

Corporate Governance Issues

WAM will generally support resolutions to improve shareholder democracy and reduce the likelihood of management entrenchment or conflict-of-interest. All matters relating to corporate governance will be voted by WAM on a case-by-case basis using this basic premise. If an analyst believes that a vote should be made contrary to this premise, then the recommendation should be brought to the Proxy Committee for a full vote.

Social and Corporate Responsibility Issues

WAM believes that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors. However, proposals regarding social issues initiated by shareholders asking the company to disclose or amend certain business practices will be analyzed by the appropriate WAM stock analyst and evaluated on a case-by-case basis. If an analyst believes that a vote against management is appropriate, he/she should refer the proposal to the full vote by the Proxy Committee.

"Blank Check" Proposals

Occasionally proxy statements ask that shareholders allow proxies to approve any other items in a "blank check" manner. Analysts should vote against such proposals without referring those to the Proxy Committee.

Shares Disposed of Subsequent to the Record Date of the Proxy

Occasionally, WAM receives proxy statements for securities that have been sold subsequent to the record date of the proxy vote but prior to the actual date that the proxy ballot must be voted. In cases where the ballot item allows for an abstention, the WAM analyst should abstain from voting. In cases where the ballot does not allow an abstention (i.e. voting for directors), the WAM analyst should vote the item as they would under normal circumstances assuming the stock was held in the funds.


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Special Issues Voting Foreign Proxies

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries. Oftentimes, there may be language barriers, which will mean that an English translation of proxy information may not be available. Or, a translation must be obtained or commissioned before the relevant shareholder meeting. Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action. In situations like these and in others where WAM believes that it is uncertain with regards to the information received or because the cost of voting a proxy could exceed the expected benefit, the WAM analyst may elect to abstain from voting.

In addition, to vote shares in some countries, shares must be "blocked" by the custodian or depository for a specified number of days before the shareholder meeting. Blocked shares typically may not be traded until the day after the shareholder meeting. WAM may refrain from voting shares of foreign stocks subject to blocking restrictions where, in judgment of the WAM analyst, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. The decision to vote/not vote is made by the WAM analyst and is generally made on a case-by-case basis based on relevant factors, including the extent to which the proxy items bear directly on shareholder value, the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

In cases where the WAM analyst determines that WAM should abstain from voting foreign proxies, the WAM librarian (or a substitute) Meg Chilton should document the reasons for abstaining from voting the proxy.

IV.   VOTING PROCEDURES

The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to affect the purposes of this Policy and Procedures.

For Columbia Acorn Trust and Wanger Advisors Trust

      o WAM shall use Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS shall provide record keeping services. ISS also will provide its internally generated proxy analysis, which can be used to help supplement the WAM analyst's research in the proxy voting process.

      o On a daily basis, the fund's custodian shall send ISS a holding file detailing each domestic equity holding held in the funds. Information on equity holdings for the international portfolio shall be sent weekly.

      o ISS shall receive proxy material information from Proxy Edge or State Street Bank for the funds. This shall include issues to be voted upon, together with a breakdown of holdings for the funds.

      o Whenever a vote is solicited, ISS shall send WAM a request to vote over a secure website. Meg Chilton, the WAM librarian (or a substitute) will be responsible to check this website daily. Meg will forward all materials to the appropriate WAM analyst, who will review and complete the proxy ballot and return to Meg or will refer one or more proposals onto the Proxy Committee.


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            The analyst will keep documentation (usually copies of email correspondence) of any proposals brought before the Proxy Committee and will instruct Meg to vote the proposal in accordance with the Proxy Committee decision. The analyst will file Proxy Committee documentation under G:\Shared\ProxyComm. Meg will promptly provide ISS the final instructions as how to vote the proxy.

      o ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by the Funds on which a vote is solicited unless otherwise directed by the analyst. On a yearly basis (or when requested), WAM shall receive a report from ISS detailing WAM's voting for the previous period on behalf of the Funds.

For All Other Accounts For Which WAM Has Voting Authority

o WAM shall use the respective custodian for the account it advises to vote proxies. WAM shall separately maintain voting records for these accounts

      o Meg Chilton will be responsible for obtaining all proxy materials from the custodian, forward these to the appropriate WAM analyst who will review and complete the proxy ballot and return to Meg or will refer one or more proposals onto the Proxy Committee. The analyst will keep documentation (usually copies of email correspondence) of any proposals brought before the Proxy Committee and will instruct Meg to vote the proposal in accordance with the Proxy Committee decision. The analyst will file Proxy Committee documentation under G:\Shared\ProxyComm. Meg will promptly provide ISS the final instructions as how to vote the proxy.

o Meg will be responsible for recording all voting records onto a spreadsheet, which will comprise the detail of how WAM voted each proxy on behalf of the respective client. This spreadsheet shall comply with the appropriate record keeping requirements of the rules and will be available to clients upon request.

                                    * * * *

Marsico Capital Management, LLC ("Marsico Capital")

This is a summary of the proxy voting policy of Marsico Capital Management, LLC ("MCM"). The policy generally provides that:

o MCM votes client proxies in the best economic interest of clients. Because MCM usually believes in the managements of companies we invest in, we think that voting in clients' best economic interest usually means voting with management.

o Although MCM will usually vote with management, our analysts generally review proxy proposals as part of our normal monitoring of portfolio companies and their managements. In rare cases, we might decide to vote a proxy against a management recommendation. We generally would notify affected clients of such a decision if it is reasonably feasible to do so.

o MCM generally will abstain from voting (or take no action on) proxies issued by companies we have decided to sell, or proxies issued by foreign companies that impose burdensome voting requirements.


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      MCM may abstain (or take no action on) proxies in other circumstances, such as when voting with management may not be in the best economic interest of clients. MCM will not notify clients of these routine abstentions (or decisions not to take action).

o In unusual circumstances when there may be an apparent material conflict of interest between MCM's interests and clients' interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. MCM will not notify clients if it uses these routine procedures to resolve an apparent conflict. In rare cases, MCM might use other procedures to resolve an apparent conflict and give notice to clients.

o MCM generally uses an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM's full proxy voting policy and information about the voting of a client's proxies are available to the client on request.

                                    * * * *


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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

September 17, 2003

            Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies included within the MFS Family of Funds (the "MFS Funds").

            These policies and procedures include:

            A.    Voting Guidelines;

            B.    Administrative Procedures;

            C.    Monitoring System;

            D.    Records Retention; and

            E.    Reports.

   A. VOTING GUIDELINES

1.    General Policy; Potential Conflicts of Interest

            MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

            MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, which are set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion to vote these items in accordance with this guiding principle. These underlying guidelines are simply that - guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from these guidelines.


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            As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients.

            From time to time, MFS receives comments on these guidelines and regarding particular voting issues from its clients. Those comments are reviewed and considered periodically, and these guidelines are reviewed each year with MFS Equity Research Department management, the MFS Proxy Review Group and the MFS Proxy Consultant and are revised as appropriate.

            These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting on all potential conflicts of interest.

2.       MFS' Policy on Specific Issues

Non-Salary Compensation Programs

            Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices.

            Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold.

            MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans that involve stock appreciation rights or the use of unexercised options to "buy" stock.


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            MFS opposes  plans that provide  unduly  generous  compensation  for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.

            MFS votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

            "Golden Parachutes"

            From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage of such officer's annual compensation. When put to a vote, MFS votes against very large golden parachutes.

            Anti-Takeover Measures

            In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to board classification and super-majority requirements.

            Reincorporation and Reorganization Proposals

            When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

      Dilution

            There are many reasons for issuance of stock and most are legitimate. As noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

      Confidential Voting


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            MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

      Independence of Boards of Directors and Committees Thereof

            While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of various committees of a board of directors, MFS supports proposals that would require that the Audit, Nominating and Compensation Committees be comprised entirely of directors who are deemed "independent" of the company.

            Independent Auditors

            Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of any non-audit services (unless approved in advance by the full board) whereas other proposals would cap non-audit fees so that such fees do not exceed a certain percentage of the audit fees. MFS supports such shareholder proposals that would cap non-audit fees at an amount deemed to be not excessive.

      Best Practices Standards

            Best practices standards are rapidly evolving in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these changes. However, many issuers are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that -- within the circumstances of the environment within which the issuers operate - the proposal is consistent with the best long-term economic interests of our clients.

            Foreign Issuers - Share Blocking

            In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some


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            countries  shares  generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

            Social Issues

            There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

            The laws of various states may regulate how the interests of certain clients subject to those laws are voted. For example, the General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments:
      (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland; or (ii) any stocks, securities or obligations of any company so engaged.

            Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these or similar state law questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

B.    ADMINISTRATIVE PROCEDURES

      1.  MFS Proxy Review Group

            The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

            a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;


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


            b. Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

            c. Considers special proxy issues as they may arise from time to time.

The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

      2.  Potential Conflicts of Interest

The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these policies and guidelines, or
      (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

            a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

            b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

            c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

            d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests.

The MFS Proxy Review Group is responsible for creating and maintaining the MFS
      Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated as necessary, but no less frequently than quarterly.

      3. Gathering Proxies


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      Nearly all proxies received by MFS originate at Automatic Data
Processing Corp. ("ADP"). ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFS (except in the case of certain institutional clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

            MFS,  on  behalf  of  itself  and the  Funds,  has  entered  into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group and most proxies can be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots and proxy statements can be printed from the Proxy Administrator's system and forwarded for review.

      4.    Analyzing Proxies

            After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)(1) are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.(2)

            Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and all other relevant materials. His or her recommendation as to how each proxy proposal

-----------------------------
(1) Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law.
Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor) for foreign issuers, including the following: (i) receiving financial statements or other reports from the board;
(ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

(2) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group will determine the vote in what MFS believes to be the best long-term economic interests of its clients.


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


      should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

            As a general matter, portfolio managers and investment analysts are consulted and involved in developing MFS' substantive proxy voting guidelines, but have little or no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize or remove the potential that proxy solicitors, issuers, and third parties might attempt to exert influence on the vote or might create a conflict of interest that is not in what MFS believes to be the best long-term economic interests of our clients. In limited, specific instances (e.g., mergers), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. The MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

            As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be examined, explained and reported in accordance with the procedures set forth in these policies.

      5. Voting Proxies

            After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

   C. MONITORING SYSTEM

            It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

            When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.


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  D. RECORDS RETENTION

            MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

   E. REPORTS

MFS Funds

            Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

All MFS Advisory Clients

            At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

            Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

                                     * * * *

Morgan Stanley Investment Management/Van Kampen

I.       POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Proxy Voting Policy and Procedures") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. The policy and procedures and general guidelines in this section will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").


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Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Affiliate will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management or Investment Advisory Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the ISS recommendations in making proxy voting decisions, they are in no way obligated to follow the ISS recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

Voting Proxies for Certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM's clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.      GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard.


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

III.     GUIDELINES

A.       MANAGEMENT PROPOSALS

         1. When voting on routine ballot items, unless otherwise determined by the Proxy Review Committee, the following proposals will be voted in support of management.

             o  Selection or ratification of auditors.

             o  Approval of financial statements, director and auditor reports.

             o  General updating/corrective amendments to the charter.


             o Proposals to limit Directors' liability and/or broaden indemnification of Directors.

             o Proposals requiring that a certain percentage (up to 66 2/3%) of the company's Board members be independent Directors.

             o Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

             o Proposals recommending set retirement ages or requiring specific levels of stock ownership by Directors.

             o  Proposals to eliminate cumulative voting.

             o  Proposals to eliminate preemptive rights.

             o Proposals for confidential voting and independent tabulation of voting results.

             o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

         2. Election of Directors, In situations where no conflict exists, and where no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.

                  Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made where:

                  (i) A nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence.;


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

                  (ii) A direct conflict exists between the interests of the nominee and the public shareholders; or

                  (iii) Where the nominees standing for election have not taken action to implement generally accepted governance practices for which there is a "bright line" test. These would include elimination of dead hand or slow hand poison pills, requiring Audit, Compensation or Nominating Committees to be composed of independent directors and requiring a majority independent board.

         3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted in support of management.

             Capitalization changes
             ----------------------

             o Proposals relating to capitalization changes that eliminate other classes of stock and voting rights.

             o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
                (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

             o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

             o  Proposals for share repurchase plans.

             o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

             o  Proposals to effect stock splits.

             o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.


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

             Compensation
             ------------

             o Proposals relating to Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

             o Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

             o Proposals for the establishment of employee stock option Plans and other employee ownership plans.

             o Proposals for the establishment of employee retirement and severance plans

             Anti-Takeover Matters
             ---------------------

             o Proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

             o Proposals relating to the adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and
                (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

         4. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted against (notwithstanding management support).

             o Proposals to establish cumulative voting rights in the election of directors.

             o Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

             o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

             o  Proposals to create "blank check" preferred stock.

             o  Proposals relating to changes in capitalization by 100% or more.


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

             o Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

             o Proposals to amend bylaws to require a supermajority shareholder vote to pass or repeal certain provisions.

             o  Proposals to indemnify auditors.

         5. The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.

             Corporate Transactions
             ----------------------

             o Proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, including, among other things, MSIM internal company-specific knowledge.

             o Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

             o Proposals relating to shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

             o Proposals relating to Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

                  (i)      The stock option plan should be incentive based;

                  (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

                  (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

             Anti-Takeover Provisions
             ------------------------

             o  Proposals requiring shareholder ratification of poison pills.



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

             o Proposals relating to anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.       SHAREHOLDER PROPOSALS

         1. The following shareholder proposals will be supported, unless otherwise determined by the Proxy Review Committee:

             o Proposals requiring auditors to attend the annual meeting of shareholders.

             o Proposals requiring non-U.S. companies to have a separate Chairman and CEO.

             o Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

             Proposals requiring that a certain percentage of the company's members be comprised of independent and unaffiliated Directors.

             o Proposals requiring diversity of Board membership relating to broad based social, religious or ethnic groups.

             o  Proposals requiring confidential voting.

             o Proposals to reduce or eliminate supermajority voting requirements.

             o Proposals requiring shareholder approval for a shareholder rights plan or poison pill.

             o  Proposals to require the company to expense stock options.


         2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

             o  Proposals that limit tenure of directors.

             o  Proposals to limit golden parachutes.

             o Proposals requiring directors to own large amounts of stock to be eligible for election.

             o Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

             o Proposals that limit retirement benefits or executive compensation.

             o Proposals requiring shareholder approval for bylaw or charter amendments. o Proposals requiring shareholder approval of executive compensation.

             o  Proposals requiring shareholder approval of golden parachutes.

             o  Proposals to eliminate certain anti-takeover related provisions.

             o  Proposals to prohibit payment of greenmail.

         3. The following shareholder proposals generally will not be supported, unless otherwise determined by the Proxy Review Committee.

             o Proposals to declassify the Board of Directors (if management supports a classified board).

             o Proposals requiring a U.S. company to have a separate Chairman and CEO.

             o Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

             o Proposals to add restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

             Proposals that require inappropriate endorsements or corporate actions.

             o Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.


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


IV.       ADMINISTRATION OF PROXY POLICY AND PROCEDURES

A.       PROXY REVIEW COMMITTEE

         1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them.

             (a) The Committee, which is appointed by MSIM's Chief Investment Officer ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM's proxy voting policy and guidelines and determining how MSIM will vote proxies on an ongoing basis.

             (b) The Committee will periodically review and have the authority to amend, as necessary, these Proxy Voting Policy and Procedures and establish and direct voting positions consistent with the Client Proxy Standard.

             (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

             (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Proxy Voting Policy and Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in these Policy and Procedures; and (3) determine how to vote matters for which specific direction has not been provided in these Policy and Procedures. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS and IRRC recommendations and research as well as any other relevant information they may request or receive.



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

             (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee shall be comprised of the Chariman of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee and MSIM's Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

             (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

             (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

B.       IDENTIFICATION OF MATERIAL CONFLICTS OF INTEREST

         1. If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM's General Counsel or his/her designee.

         2. A material conflict of interest could exist in the following situations, among others:

             (a) The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;

             (b) The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or

             (c) Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed)

C.       PROXY VOTING REPORTS

             (a) MSIM will promptly provide a copy of these Policy and Procedures to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

             (b) MSIM's legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company's holdings.

Oberweis Asset Management, Inc. ("OAM")

OAM has established Proxy Voting Policies and Procedures setting forth the general principles used to determine how OAM votes proxies on securities in client accounts for which OAM has proxy voting authority, including the mutual fund to which it serves as investment adviser. OAM's general policy is to vote proxies in the best interests of clients. In pursuing this policy, OAM votes in a manner that is intended to maximize the value of the client assets and seeks to align the interests of management of the companies in which it invests with the interests of clients.

OAM's Proxy Voting Policies and Procedures describe how OAM usually votes proxies on various matters, such as proposals on corporate governance, changes to capital structure and routine matters including the election of directors and ratification of the appointment of independent auditors. OAM's Proxy Voting Policies and Procedures provide that proxies with respect to foreign companies may not be voted, where the company is in a country which prohibits shareholders who vote proxies from trading the company's shares within a given period of time around the shareholder meeting date ("share blocking"), unless the appropriate portfolio manager consents. If the application of the voting guidelines is unclear, the matter is not covered by the voting guidelines or the voting guidelines call for case-by-case review, OAM's Proxy Committee will formulate a recommendation on the matter in accordance with OAM's goal of maximizing client assets.

OAM's Proxy Voting Policies and Procedures describe how OAM addresses conflicts of interest between OAM and its clients, including Fund shareholders, with respect to proxy voting decisions. Actual or potential conflicts of interest involving a company or companies affiliated with OAM of which OAM is unaware are not considered conflicts of interest covered be the Proxy Voting Policies and Procedures. To resolve conflicts of which it is aware, OAM will (1) obtain client consent before voting in accordance with the voting guidelines or the recommendation of the Proxy Committee, (2) refer the matter to a third party proxy voting service or (3) the Proxy Committee will prepare a report documenting the conflict, the procedures used to address the conflict, any contacts from outside parties regarding the proposal and the reason for the recommendation.

                                     * * * *

T. Rowe Price Associates, Inc. ("T. Rowe Price")

                T. ROWE PRICE PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates, Inc. recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote--such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager votes on the proxy proposals of companies in his or her portfolio. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services ("ISS"), an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence. T. Rowe Price also withholds votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation

Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose plans that give a company the ability to reprice options.

Anti-takeover and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients' proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote.

                               OPTIMUM FUND TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

         (a)(1) Certificate of Trust, as filed with the State of Delaware on April 21, 2003 - incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 21, 2003.

         (a)(2) Certificate of Amendment to Certificate of Trust, as filed with the State of Delaware on June 30, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 2, 2003.

         (a)(3) Amended and Restated Agreement and Declaration of Trust dated July 17, 2003 ("Declaration of Trust") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (b) Bylaws, as amended and dated June 30, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 2, 2003.

         (c)      None other than those contained in Exhibits (a)(3) and (b).

         (d)(1) Investment Management Agreement, dated July 17, 2003, between the Registrant on behalf of each Fund and Delaware Management Company (a series of Delaware Management Business Trust) (the "Manager") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (d)(2)   Sub-Advisory Agreements

                  (i) Form of Sub-Advisory Agreement between the Manager and Marsico Capital Management, LLC with respect to Optimum Large Cap Growth Fund. Attached as Exhibit.

                  (ii) Sub-Advisory Agreement dated July 28, 2003 between the Manager and T. Rowe Price Associates, Inc. with respect to Optimum Large Cap Growth Fund. Attached as Exhibit.

                  (iii) Sub-Advisory Agreement dated July 31, 2003 between the Manager and Morgan Stanley Investment Management, Inc. (doing business under the name Van Kampen) with respect to Optimum Large Cap Value Fund. Attached as Exhibit.

                  (iv) Form of Sub-Advisory Agreement between the Manager and Massachusetts Financial Services Company with respect to Optimum Large Cap Growth Fund. Attached as Exhibit.

                  (v) Form of Sub-Advisory Agreement between the Manager and Columbia Wanger Asset Management, L.P. with respect to Optimum Small Cap Growth Fund. Attached as Exhibit.

                  (vi) Sub-Advisory Agreement dated March 30, 2004 between the Manager and Oberweis Asset Management, Inc. with respect to Optimum Small Cap Growth Fund. Attached as Exhibit.

                  (vii) Sub-Advisory Agreement dated July 30, 2003 between the Manager and Hotchkis and Wiley Capital Management, LLC with respect to Optimum Small Cap Value Fund. Attached as Exhibit.

                  (viii) Sub-Advisory Agreement dated July 29, 2003 between the Manager and Delafield Asset Management, a division of Reich & Tang Asset Management, LLC, with respect to Optimum Small Cap Value Fund. Attached as Exhibit.
<
PAGE>

                  (ix) Sub-Advisory Agreement dated September 24, 2005 between the Manager and Mondrian Investment Partners Limited with respect to Optimum International Fund. Attached as Exhibit.

                  (x) Form of Sub-Advisory Agreement between the Manager and Marsico Capital Management, LLC with respect to Optimum International Fund. Attached as Exhibit.

                  (xi) Sub-Advisory Agreement dated July 29, 2003 between the Manager and Deutche Investment Management Americas Inc. with respect to Optimum Fixed Income Fund. Attached as Exhibit.

                  (xii) Consulting Services Agreement dated July 17, 2003 between the Manager and Linsco/Private Ledger Corporation. Attached as Exhibit.

         (e)(1) Distribution Agreement, dated July 17, 2003, between the Registrant on behalf of each Fund and Delaware Distributors, L.P. ("Delaware Distributors") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (e)(2) Financial Intermediary Agreement, dated July 17, 2003, between Delaware Distributors and Lincoln Financial Distributors, Inc. ("LFD") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (e)(3) Form of Dealer's Agreement - herein by reference to Pre-Effective Amendment No. 3 filed with Commission on July 31, 2003.

         (f)      Not applicable.

         (g)(1) Custodian Agreement with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 14 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on November 27, 1996.

         (g)(2) Amendment to Custodian Agreement with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 18 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on February 4, 1998.

         (g)(3) Amendment to Custodian Agreement with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 28 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on January 30, 2003.

         (g)(4) Amendment, dated July 17, 2003, to Custodian Agreement with JPMorgan Chase Bank - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (g)(5) Securities Lending Amendment with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 26 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on March 30, 2001.

         (g)(6) Amendment to Securities Lending Agreement with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 28 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on January 30, 2003.

         (g)(7) Amendment, dated July 17, 2003, to Securities Lending Agreement with JPMorgan Chase Bank - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (h) Mutual Fund Services Agreement, dated July 17, 2003, between the Registrant and Delaware Service Company, Inc. - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (i) Legal Opinion of Counsel - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (j)(1) Consent and report of Registered Independent Public Accounting Firm. To be supplied by Amendment.

         (j)(2) Powers of Attorney incorporated herein by reference to Pre-Effective Amendment No. 3 filed with Commission on July 31, 2003.

         (k)      Not applicable.

         (l) Initial Capital Agreement, dated July 17, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (m)(1) Distribution and Service Plan pursuant to Rule 12b-1 for Class A Shares, dated July 17, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (m)(2) Distribution and Service Plan pursuant to Rule 12b-1 for Class B Shares, dated July 17, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (m)(3) Distribution and Service Plan pursuant to Rule 12b-1 for Class C Shares, dated July 17, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (n) Multiple Class of Shares Plan pursuant to Rule 18f-3, dated July 17, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

         (o)      Reserved.

         (p)(1)   Code of Ethics of the Registrant. Attached as Exhibit.

         (p)(2) Code of Ethics of Delaware Management Company ("Manager"). Attached as Exhibit.

         (p)(3) Code of Ethics of Distributor, Delaware Distributors, L.P. ("Distributor"). Attached as Exhibit.

         (p)(4) Code of Ethics of Marisco Capital Management, LLC ("Marsico Capital"). Attached as Exhibit.

         (p)(5) Code of Ethics of T. Rowe Price Associates, Inc. ("T. Rowe Price"). Attached as Exhibit.

         (p)(6) Code of Ethics of Morgan Stanley Investment Management Inc., doing business in certain instances under the name Van Kampen ("Van Kampen"). Attached as Exhibit.

         (p)(7) Code of Ethics of Massachusetts Financial Services Company ("MFS"). Attached as Exhibit.

         (p)(8) Code of Ethics of Columbia Wanger Asset Management, L.P. ("Columbia WAM"). Attached as Exhibit.

         (p)(9) Code of Ethics of Oberweis Asset Management, Inc. ("OAM"). Attached as Exhibit.

         (p)(10) Code of Ethics of Hotchkis and Wiley Capital Management, LLC ("H&W"). Attached as Exhibit.

         (p)(11) Code of Ethics of The Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("Delafield"). Attached as Exhibit.

         (p)(12) Code of Ethics of Mondrian Investment Partners Limited ("Mondiran"). Attached as Exhibit.

         (p)(13) Code of Ethics of Deutsche Investment Management Americas Inc. ("DIMA Inc.") Attached as Exhibit.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.2 of the Declaration of Trust provides that every Person who is, or has been, a Trustee or officer of Optimum Fund Trust (the "Trust") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Trust or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct:

(i)      by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts; or
(iii) by written opinion of independent legal counsel based upon a review of readily available facts. Article XI, Section 11.10 of the Declaration of Trust provides that notwithstanding anything else in the Declaration of Trust, any amendment to Article XI shall not limit the rights to indemnification or insurance provided therein with respect to action or omission of Covered Persons prior to such amendment.

Pursuant to Article X, Section 10.3 of the Declaration of Trust, in case any Shareholder of former Shareholder of any series ("Series") shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Pursuant to Section 12 of the Distribution Agreement, the Trust agrees to indemnify, defend and hold harmless from the assets of the relevant Series Delaware Distributors and each person, if any, who controls Delaware Distributors within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), from and against any and all losses, damages, or liabilities to which, jointly or severally, Delaware Distributors or such controlling person may become subject, insofar as the losses, damages or liabilities arise out of the performance of its duties hereunder, except that the Trust shall not be liable for indemnification of Delaware Distributors or any controlling person thereof for any liability to the Trust or its shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties under the Agreement.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Manager serves as investment manager to each Fund of the Registrant and also serves as investment manager or sub-adviser to certain of the funds in the Delaware Investments family of investment companies (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Cash Reserve, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Delaware VIP Trust, Delaware Pooled Trust, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as trustees of the funds in the Delaware Investments family of investment companies, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as the principal underwriter to each Fund of the Registrant and also acts as the principal underwriter to the mutual funds in the Delaware Investments family of investment companies (see Item 27 below). Another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for each Fund of the Registrant and also acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for the mutual funds in the Delaware Investments family of investment companies. The description of the Manager under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of the Manager set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-32108) is incorporated herein by reference. The Manager, with the approval of the Registrant's board of trustees, selects sub-advisers for each Fund of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the Funds of the Registrant.

DIMA Inc. serves as a sub-adviser to Optimum Fixed Income Fund. The description of DIMA Inc. under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of DIMA Inc. set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-27291) is incorporated herein by reference.

Mondrian serves as a sub-adviser to Optimum International Fund and Optimum Fixed Income Fund. The description of Delaware International under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Delaware International set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-37702) is incorporated herein by reference.

H&W serves as a sub-adviser to Optimum Small Cap Value Fund. The description of H&W under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of H&W set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60512) is incorporated herein by reference.

Columbia WAM serves as a sub-adviser to Optimum Small Cap Growth Fund. The description of Columbia WAM under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Columbia WAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-41391) is incorporated herein by reference.

Marsico Capital serves as a sub-adviser to Optimum Large Cap Growth Fund and Optimum International Fund. The description of Marsico Capital under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Marsico Capital set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) is incorporated herein by reference.

MFS serves as a sub-adviser to Optimum Large Cap Value Fund. The description of MFS under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) is incorporated herein by reference.

OAM serves as a sub-adviser to Optimum Small Cap Growth Fund. The description of OAM under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of OAM set forth in its Form ADV filed with the Securities and Exchange Commission is incorporated herein by reference.

RTAM serves as a sub-adviser to Optimum Small Cap Value Fund. The description of RTAM under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of RTAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47230) is incorporated herein by reference.

T. Rowe Price serves as a sub-adviser to Optimum Large Cap Growth Fund. The description of T. Rowe Price under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of T. Rowe Price set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-856) is incorporated herein by reference.

Van Kampen serves as a sub-adviser to Optimum Large Cap Value Fund. The description of Van Kampen under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Van Kampen set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15757) is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

         (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

         (b)(1) Information with respect to each officer or partner of the principal underwriter and the Registrant is provided below. Unless noted, the principal business address of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

NAME & PRINCIPAL BUSINESS ADDRESS     POSITIONS & OFFICES WITH UNDERWRITER           POSITIONS & OFFICES WITH REGISTRANT
---------------------------------     -----------------------------------------      --------------------------------------
Delaware Distributors, Inc.           General Partner                                None
Delaware Capital Management           Limited Partner                                None
Delaware Investment Advisers          Limited Partner                                None
Kevin J. Lucey                        President/Chief Executive Officer              None
Joseph H. Hastings                    Executive Vice President                       None
Richelle S. Maestro                   Executive Vice President/General               Executive Vice President/General
                                      Counsel/ Secretary                             Counsel/ Secretary (Chief Legal
                                                                                     Officer)
Philip N. Russo                       Executive Vice President/Chief Financial       None
                                      Officer
Douglas L. Anderson                   Senior Vice President/Operations               None
Michael P. Bishof                     Senior Vice President/Investment               Senior Vice President/Chief Financial
                                      Accounting                                     Officer
Thomas M. McConnell                   Senior Vice President/Senior 529 Plans         None
                                      Product Manager
Carolyn McIntyre                      Senior Vice President/Human Resources          None
Brian L. Murray, Jr.                  Senior Vice President/Chief Compliance         Senior Vice President/Chief Compliance
                                      Officer                                        Officer

Daniel J. Perullo                     Senior Vice President/Eastern Director,        None
                                      Institutional Sales
Robert E. Powers                      Senior Vice President/Senior Domestic          None
                                      Sales Manager
James L. Shields                      Senior Vice President/Chief Information        None
                                      Officer
Trevor M. Blum                        Vice President/Senior Consulting               None
                                      Relationship Manager
Elisa C. Colkitt                      Vice President/Broker Dealer Operations        None
                                      & Service Support
David F. Connor                       Vice President/Deputy General                  Vice President/Deputy General
                                      Counsel/Assistant Secretary                    Counsel/Assistant Secretary
Joel A. Ettinger                      Vice President/Taxation                        Vice President/Taxation
Susan T. Friestedt                    Vice President/Retirement Services             None
Edward M. Grant                       Vice President/Defined Contribution            None
                                      Sales Manager
Jeffrey M. Kellogg                    Vice President/Senior Product                  None
                                      Manager/Communications Manager
David P. O'Connor                     Vice President/Associate General               Vice President/Associate General
                                      Counsel/Assistant Secretary                    Counsel/Assistant Secretary
Robinder Pal                          Vice President/Senior Retail e-Business/       None
                                      Production Services Manager
Mary A. Papamarkou                    Vice President/Product Service Consultant      None
Richard  Salus                        Vice President/Controller                      None
Richard D. Seidel                     Vice President/Assistant Treasurer             None
Theresa L. Sabol                      Vice President/Defined Contribution            None
                                      Sales Manager
Michael T. Taggart                    Vice President/Facilities &                    None
                                      Administrative Services

         (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

         (b)(2) Information with respect to each officer or partner of LFD and the Registrant is provided below. Unless noted, the principal business address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

NAME & PRINCIPAL BUSINESS ADDRESS     POSITIONS & OFFICE WITH LFD                    POSITIONS & OFFICES WITH REGISTRANT
---------------------------------     -----------------------------------------      --------------------------------------
Westley V. Thompson                   President/Chief Executive Officer and          None
                                      Director
David M. Kittredge                    Senior Vice President and Director             None
Terrance Mullen                       Senior Vice President                          None
Donald Roberson                       Senior Vice President                          None
Margaret Skinner                      Senior Vice President                          None
Patrick J. Caulfield(1)               Vice President/Chief Compliance Officer        None
Frederick J. Crawford(2)              Vice President/Treasurer                       None
Daniel P. Hickey(2)                   Vice President                                 None
Rochelle Krombolz                     Vice President                                 None
NAME & PRINCIPAL BUSINESS ADDRESS     POSITIONS & OFFICE WITH LFD                    POSITIONS & OFFICES WITH REGISTRANT
William Lamoin                        Vice President                                 None
Gregory Smith                         Vice President                                 None
Michael S. Smith                      Vice President, Chief Financial Officer        None
                                      and Chief Administrative Officer
Joyce L. Byrer(3)                     Secretary                                      None

(1) 350 Church Street, Hartford, CT 06103
(2) 1500 Market Street, Philadelphia, PA 19103.
(3) 1300 Clinton Street, Fort Wayne, IN 46802

         (c)      Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, records, and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained at the offices of the Registrant's Custodian, JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245; Service Agent, Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19103; and Manager, Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103.

ITEM 29. MANAGEMENT SERVICES.

Inapplicable.

ITEM 30. UNDERTAKINGS.

Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 27th day of May 2005.


                                                   OPTIMUM FUND TRUST

                                                   By:  John C. E. Campbell
                                                        ------------------------
                                                        John C. E. Campbell
                                                             President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                Title                                                  Date
-------------------------------          ---------------------------------------------          ------------
John C.E. Campbell                       President/Chief Executive Officer and Trustee          May 27, 2005
-------------------------------
John C.E. Campbell

Mark S. Casady                *          Trustee                                                May 27, 2005
-------------------------------
Mark S. Casady

Nicholas D. Constan           *          Trustee                                                May 27, 2005
-------------------------------
Nicholas D. Constan

William W. Hennig             *          Trustee                                                May 27, 2005
-------------------------------
William H. Hennig

Durant Adams Hunter           *          Trustee                                                May 27, 2005
-------------------------------
Durant Adams Hunter

Kenneth R. Leibler            *          Trustee                                                May 27, 2005
-------------------------------
Kenneth R. Leibler

Stephen Paul Mullin           *          Trustee                                                May 27, 2005
-------------------------------
Stephen Paul Mullin

Robert A. Rudell              *          Trustee                                                May 27, 2005
-------------------------------
Robert A. Rudell

Jon Socolofsky                *          Trustee                                                May 27, 2005
-------------------------------
Jon Socolofsky

Joseph H. Hastings            *          Senior Vice President/Chief Financial Officer          May 27, 2005
-------------------------------          (Principal Accounting Officer)
Joseph H. Hastings

                                                          * By: John C.E. Campbell
                                                                -------------------------
                                                                John C.E. Campbell
                                                               as Attorney-in-Fact for
                                                            each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    Exhibits

                                       to

                                    Form N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

   Exhibit No.                    Exhibit

EX-99.(d)(2)(i)        Form of Sub-Advisory Agreement between the Manager and
                       Marsico Capital Management, LLC with respect to Optimum
                       Large Cap Growth Fund.

EX-99.(d)(2)(ii)       Sub-Advisory Agreement dated July 28, 2003 between the
                       Manager and T. Rowe Price Associates, Inc. with respect to Optimum Large Cap Growth Fund.

EX-99.(d)(2)(iii)      Sub-Advisory Agreement dated July 31, 2003 between the
                       Manager and Morgan Stanley Investment Management, Inc.
                       (doing business under the name Van Kampen) with respect to Optimum Large Cap Value Fund.

EX-99.(d)(2)(iv)       Form of Sub-Advisory Agreement between the Manager and
                       Massachusetts Financial Services Company with respect to
                       Optimum Large Cap Growth Fund.

EX-99.(d)(2)(v)        Form of Sub-Advisory Agreement between the Manager and
                       Columbia Wanger Asset Management, L.P. with respect to
                       Optimum Small Cap Growth Fund.

EX-99.(d)(2)(vi)       Sub-Advisory Agreement dated March 30, 2004 between the
                       Manager and Oberweis Asset Management, Inc. with respect to Optimum Small Cap Growth Fund.

EX-99.(d)(2)(vii)      Sub-Advisory Agreement dated July 30, 2003 between the
                       Manager and Hotchkis and Wiley Capital Management, LLC with respect to Optimum Small Cap Value Fund.

EX-99.(d)(2)(viii)     Sub-Advisory Agreement dated July 29, 2003 between the
                       Manager and Delafield Asset Management, a division of Reich & Tang Asset Management, LLC, with respect to
                       Optimum Small Cap Value Fund.

EX-99.(d)(2)(ix)       Sub-Advisory Agreement dated September 24, 2005 between
                       the Manager and Mondrian Investment Partners Limited with respect to Optimum International Fund.

EX-99.(d)(2)(x)        Form of Sub-Advisory Agreement between the Manager and
                       Marsico Capital Management, LLC with respect to Optimum
                       International Fund.

EX-99.(d)(2)(xi)       Sub-Advisory Agreement dated July 29, 2003 between the
                       Manager and Deutche Investment Management Americas Inc.
                       with respect to Optimum Fixed Income Fund.

EX-99.(d)(2)(xii)      Consulting Services Agreement dated July 17, 2003 between
                       the Manager and Linsco/Private Ledger Corporation.

EX-99.(p)(1)           Code of Ethics of Optimum Fund Trust.

EX-99.(p)(2)           Code of Ethics of Delaware Management Company.

EX-99.(p)(3)           Code of Ethics of Distributor, Delaware Distributors,
                       L.P.

EX-99.(p)(4)           Code of Ethics of Marisco Capital Management, LLC.

EX-99.(p)(5)           Code of Ethics of T. Rowe Price Associates, Inc.

EX-99.(p)(6)           Code of Ethics of Morgan Stanley Investment Management
                       Inc., doing business in certain instances under the name
                       Van Kampen.

EX-99.(p)(7)           Code of Ethics of Massachusetts Financial Services
                       Company.

EX-99.(p)(8)           Code of Ethics of Columbia Wanger Asset Management, L.P.

EX-99.(p)(9)           Code of Ethics of Oberweis Asset Management, Inc.

EX-99.(p)(10)          Code of Ethics of Hotchkis and Wiley Capital Management,
                       LLC.

Exhibit No.            Exhibit
------------------     ---------------------------------------------------------
EX-99.(p)(11)          Code of Ethics of The Delafield Asset Management Division
                       of Reich & Tang Asset Management, LLC.

EX-99.(p)(12)          Code of Ethics of Mondrian Investment Partners Limited.

EX-99.(p)(13)          Code of Ethics of Deutsche Investment Management Americas
                       Inc.